As filed with the Securities and Exchange Commission on April 28, 2006

                                                       Registration No. 33-89848
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.                      [ ]
                         Post-Effective Amendment No. 18                   [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                                        Amendment No. 51


                       UNITED OF OMAHA SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              (Address of Depositor's Principal Executive Offices)

                                 (402) 351-5225
                Depositor's Telephone Number, including Area Code

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ]   on May 1, 2006 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

UNITED OF OMAHA LIFE INSURANCE COMPANY

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Ultrannuity Series V                                   [MUTUAL OF OMAHA(R) LOGO]
Variable Annuity

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                           VARIABLE PRODUCT PROSPECTUS


6967 (5-06)                                                          32-69671-00

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                                                         PROSPECTUS: May 1, 2006


                                                         ULTRANNUITY(R) SERIES V
                            UNITED                              Flexible Payment
[MUTUAL OF OMAHA(R) LOGO]   OF OMAHA            Variable Deferred Annuity Policy

--------------------------------------------------------------------------------

      This Prospectus describes ULTRANNUITY(R) SERIES V, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

--------------------------------------------------------------------------------

The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.

--------------------------------------------------------------------------------


The Policy includes 31 variable options (where you have the investment risk) with investment portfolios from:


      o     The Alger American Fund

      o     Federated Insurance Series


      o Fidelity(R) Variable Insurance Product Fund and Variable Insurance Products Fund II

      o     MFS(R) Variable Insurance Trust


      o     Pioneer Variable Contracts Trust


      o     DWS Investments VIT Funds (formerly Scudder Investment VIT Funds)

      o     DWS Variable Series I (formerly Scudder Variable Series I)


      o T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

      o     Van Kampen Universal Institutional Funds, Inc.

and three fixed rate options (where we have the investment risk).

      The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.

--------------------------------------------------------------------------------

Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

--------------------------------------------------------------------------------

      A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington, D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

     The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

o     are subject to risk, including possible loss of principal

o     are not bank deposits

o     are not government insured

o     are not endorsed by any bank or government agency

o     may not achieve their goals

--------------------------------------------------------------------------------
        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services

   Mailing Address: P.O. Box 750497, Topeka, Kansas 66675-0497 1-800-238-9354
--------------------------------------------------------------------------------

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CONTENTS


                                                                         Page(s)
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DEFINITIONS                                                                 3
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INTRODUCTION AND SUMMARY                                                   4-9
   Comparison to Other Policies and Investments
   How the Policy Operates
   Fee Table
   Examples of Expenses
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FINANCIAL STATEMENTS                                                      10-22
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ABOUT US                                                                    23
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INVESTMENT OPTIONS                                                        24-34
   Variable Investment Options
   Fixed Rate Options
   Transfers
   Market-Timing Restrictions
   Dollar Cost Averaging
   Systematic Transfer Enrollment Program
   Asset Allocation Program
   Rebalancing Program
--------------------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS                                               35-37
   Policy Application and Purchase Payments
   Accumulation Value
   Telephone Transactions
   Death of Annuitant
   Delay of Payments
   Minor Owner or Beneficiary
   Policy Termination
--------------------------------------------------------------------------------
EXPENSES                                                                  38-41
   Withdrawal Charge
   Mortality and Expense Risk Charge
   Administrative Charges
   Enhanced Death Benefit Charge
   Returns Benefit Charge
   Transfer Fee
   Premium Tax Charge
   Other Taxes
   Other Expenses; Investment Advisory Fees
--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS                                                      42-48
   Withdrawals
   Annuity Payments
   Returns Benefit Rider
   Death Benefits
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                       49-51
   Taxation of Nonqualified Policies
   Taxation of Qualified Policies
   Possible Tax Law Changes
--------------------------------------------------------------------------------
MISCELLANEOUS                                                             52-54
   Distributor of the Policies
   Sales to Employees
   Voting Rights
   Distribution of Materials
   Legal Proceedings
   USA Patriot Act Notice
   Privacy Notice
   Do You Have Questions?
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION                                         55

--------------------------------------------------------------------------------
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed rate investment options).

Annuitant  is  the  person  on  whose  life  annuity  payments   involving  life
contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday if the returns benefit rider is elected).

Average Death Benefit Amount is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

Owner is you--the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity(R) Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at the Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

--------------------------------------------------------------------------------

      This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

      This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

--------------------------------------------------------------------------------
INTRODUCTION AND SUMMARY

      This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.


      The Ultrannuity(R) Series V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 31 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.


      During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

      The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be entitled to a guaranteed minimum annuity purchase amount if you elect to annuitize after you hold the Policy for at least 10 years. Some or all of each payment may be taxable.

      You may have the right to add an enhanced death benefit rider to the Policy for an additional charge. If you elect this rider or if you add the returns benefit rider, you may be entitled to receive a death benefit in excess of your Accumulation Value. You cannot elect both the enhanced death benefit rider and the returns benefit rider.

o     COMPARISON TO OTHER POLICIES AND INVESTMENTS

      Compared to fixed annuities. Like fixed-interest annuities, the Policy:

      o     offers the ability to accumulate capital on a tax-deferred basis;

      o offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;

      o     allows you to make withdrawals from your Policy; and

      o can provide annuity payments for the rest of your life or for some other period.

      The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

--------------------------------------------------------------------------------

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

--------------------------------------------------------------------------------

      Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

      o The Policy provides a death benefit that could be higher than the value of the Policy.

      o Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.

      o Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.

      o You can make transfers from one underlying investment portfolio to another without tax liability.

      o Dividends and capital gains distributed by the investment portfolios are automatically reinvested.

      o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.

      o Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years following receipt of a purchase payment.

      o Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).

      o We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

o     HOW THE POLICY OPERATES

      The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

--------------------------------------------------------------------------------
                                PURCHASE PAYMENTS

o Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).

o     Minimum additional purchase payment is $500.

o No additional purchase payments will be accepted after earlier of the Annuity Starting Date or your 88th birthday.
--------------------------------------------------------------------------------
                                        |
                                        |
--------------------------------------------------------------------------------
                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS

In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
--------------------------------------------------------------------------------
                                        |
                                        |
--------------------------------------------------------------------------------

                         INVESTMENT OF PURCHASE PAYMENTS


You direct the allocation of all net purchase payments among the 31 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.


--------------------------------------------------------------------------------
                                        |
                                        |
--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS

o Daily charges deducted from the net assets in the Variable Account equal an annual rate of:

      -     1.00% for our mortality and expense risk;

      -     0.20% for our administrative expenses;

      -     0.30% if you elect the optional enhanced death benefit rider*

o Annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value if you elect the optional returns benefit rider.

o Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.

o $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.

o Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.

* This charge is deducted annually (and on surrender) rather than on a daily basis for Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies. In addition, the charge is 0.35% rather than 0.30% for Policies issued before 5/1/03.
--------------------------------------------------------------------------------
                                        |
                                        |

--------------------------------------------------------------------------------
                               ACCUMULATION VALUE

o Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).

o Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.

o Accumulation Value can be transferred among the Subaccounts and the fixed account.

o Dollar cost averaging, asset allocation and rebalancing programs are available.

o Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
--------------------------------------------------------------------------------
                                        |
                                        |

---------------------------------------------------------------------------------------------------------------------------------
                  ACCUMULATION VALUE BENEFITS                                              DEATH BENEFITS
o     You  can  withdraw  all or part  of the  Cash  Surrender   o     Available  as a lump sum or  under a  variety  of  payment
      Value.  Each Policy Year, up to 15% of the  Accumulation         options.
      Value as of the date of the first withdrawal that Policy
      Year  may be  withdrawn  without  a  withdrawal  charge.   o     If you die by accident,  you may receive  double the death
      Thereafter,   the   withdrawal   charge  is   calculated         benefit that would be paid if death was not by accident as
      separately for each purchase payment  withdrawn based on         a result of the accidental death benefit.*
      the number of years elapsed  since the purchase  payment
      was made;  the charge is 7% if the withdrawal is made in   o     An enhanced  death  benefit also may be available  (for an
      the first year after a purchase payment is made and then         extra charge).*
      the withdrawal charge decreases by 1% in each successive
      year  to 0%  after  the  seventh  year.  (Taxes  and tax   o     The returns  benefit is also available for an extra charge
      penalties may also apply to withdrawals.)                        (but not if you elect the enhanced  death  benefit).  This benefit  will  provide for a  guaranteed  minimum  annuity
o     Fixed  and   variable   annuity   payout   options   are         purchase  amount or an  increased  death  benefit  to your
      available. A  guaranteed  minimum  annuity  value is also        Beneficiary in certain circumstances.*
      available  under the returns benefit rider (for an extra
      charge).                                                   ----------
                                                                 *     Accidental  and  enhanced  death  benefit  and the returns benefit may not be available in all states.
---------------------------------------------------------------------------------------------------------------------------------

State Variations

      This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida

      This notice is to remind you of rights  provided by Florida  law,  Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

      If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges and Qualified Transfers/Rollovers)

      You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code for non-qualified policies and under transfer and rollover rules established by the Internal Revenue Service for certain qualified policies. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

o     FEE TABLE

      The following tables list various costs and expenses that you will pay when buying, owning and surrendering a Policy. The first table describes Policy Owner Transaction Expenses, which are fees and expenses that you will pay at the time that you buy a Policy, surrender a Policy, or transfer Accumulation Value among the Subaccounts and the Fixed Account. The second table describes Variable Account Annual Expenses, which are fees and expenses that you will pay periodically during the time that you own the Contract, not including investment portfolio fees and expenses. In addition to these expenses, in some states you will pay a premium tax charge.

-----------------------------------------------------------------------------------------------------------------------
Policy Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------------------------
   Maximum Withdrawal Charge(1) (as a percentage of each purchase payment withdrawn)                          7%
-----------------------------------------------------------------------------------------------------------------------
   Transfer Fee   First 12 Transfers Per Year                                                                 $0
                  Over 12 Transfers in one Policy Year                                                      $10 each
-----------------------------------------------------------------------------------------------------------------------
Variable Account Annual Expenses
(deducted daily to equal this annual % of Accumulation Value in the Subaccounts)
-----------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Fees                                                                           1.00%
-----------------------------------------------------------------------------------------------------------------------
   Administrative Expense Charge                                                                             0.20%
-----------------------------------------------------------------------------------------------------------------------
      Total Variable Account Annual Expenses                                                                 1.20%
-----------------------------------------------------------------------------------------------------------------------
Other Annual Expenses
-----------------------------------------------------------------------------------------------------------------------
   Annual Policy Fee, $50,000 or less of Accumulation Value
   (determined annually on Policy anniversary date)                                                       $30 per year
-----------------------------------------------------------------------------------------------------------------------
   Annual Policy Fee, more than $50,000 of Accumulation Value
   (determined annually on Policy anniversary date)                                                       $0 per year
-----------------------------------------------------------------------------------------------------------------------
   Current Annual Enhanced Death Benefit Charge (Optional)
-----------------------------------------------------------------------------------------------------------------------
      Prior to May 1, 1998, deducted annually as a percentage of the Average Death Benefit Amount            0.35%
-----------------------------------------------------------------------------------------------------------------------
      On or after May 1, 1998 through April 30, 2003, deducted daily to equal this annual percentage of
      Accumulation Value of the Subaccounts                                                                  0.35%
-----------------------------------------------------------------------------------------------------------------------
      On or after May 1, 2003, deducted daily to equal this annual percentage of Accumulation Value of
      the Subaccounts                                                                                        0.30%
-----------------------------------------------------------------------------------------------------------------------
   Returns Rider Benefit Charge (Optional)
-----------------------------------------------------------------------------------------------------------------------
      Deducted annually on the Policy anniversary                                                            0.40%(2)
-----------------------------------------------------------------------------------------------------------------------


      The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before fee waivers or expense reimbursements) during the fiscal year ended December 31, 2005. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.


Annual Investment Portfolio Operating Expenses:


------------------------------------------------------------------------------------------------------------
                                                                                          Minimum   Maximum
------------------------------------------------------------------------------------------------------------
Annual Investment Portfolio Operating Expenses (expenses that are deducted from            0.10%     1.66%
portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)
------------------------------------------------------------------------------------------------------------


----------
(1) Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

(2) This charge is deducted annually on the Policy anniversary (and on surrender) from the Accumulation Value in the Subaccounts and the fixed rate options based on the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

o     EXAMPLES OF EXPENSES

      The following tables contain examples(3,4,5) of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. These expenses include Policy Owner Transaction Expenses, Variable Account Annual Expenses, Other Annual Expenses, and the maximum fees and expense of any of the investment portfolios. There are two sets of examples. The first example assumes that you elect the optional returns benefit rider, and assumes that the Policy Accumulation Value is less than $50,000. The second example assumes that you do not elect an optional rider and assumes that the Policy Accumulation Value is less than $50,000.


----------------------------------------------------------------------------------------------------------------------------------
Example: An Owner would pay the
following expenses on a $10,000                          1                             2
investment assuming a 5% annual              Surrender Policy at end of       Annuitize Policy at the
return on assets (including the returns     the time period or annuitize    end of the time period and                3
benefit but not the enhanced death         and annuity option 4 (lifetime   annuity option 4 (lifetime   Policy is not surrendered
benefit):                                      income) is NOT chosen.           income) IS chosen.         and is not annuitized.
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                     1Yr   3Yr    5Yr    10Yr        1Yr   3Yr   5Yr    10Yr     1Yr   3Yr   5Yr    10Yr
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio               849   1202   1583   2833        849   780   1332   2833     254   780   1332   2833
Alger American Small Capitalization
Portfolio                                     859   1316   1716   2932        859   810   1382   2932     264   810   1382   2932
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II Portfolio                       866   1253   1668   3001        866   831   1417   3001     271   831   1417   3001
Federated Prime Money Fund II Portfolio       879   1292   1732   3127        879   870   1481   3127     284   870   1481   3127
----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R)
Portfolio                                     842   1180   1548   2763        842   759   1297   2763     247   759   1297   2763
Fidelity(R) VIP Contrafund(R)  Portfolio      834   1156   1507   2683        834   735   1257   2683     239   735   1257   2683
Fidelity(R) VIP Equity-Income Portfolio       824   1126   1456   2581        824   705   1207   2581     229   705   1207   2581
Fidelity(R) VIP Index 500 Portfolio           778    985   1220   2099        778   565    971   2099     183   565    971   2099
Fidelity(R) VIP Mid Cap Portfolio
Service                                       862   1241   1648   2962        862   819   1397   2962     267   819   1397   2962
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Capital Opportunities Series
Portfolio                                     858   1229   1628   2922        858   807   1377   2922     263   807   1377   2922
MFS(R) Emerging Growth Series Portfolio       856   1223   1618   2903        856   801   1367   2903     261   801   1367   2903
MFS(R) High Income Series Portfolio           858   1229   1628   2922        858   807   1377   2922     263   807   1377   2922
MFS(R) Research Series Portfolio              861   1238   1643   2952        861   816   1392   2952     266   816   1392   2952
MFS(R) Strategic Income Series Portfolio      858   1229   1628   2922        858   807   1377   2922     263   807   1377   2922
----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio           864   1247   1658   2981        864   825   1407   2981     269   825   1407   2981
Pioneer Fund VCT Portfolio                    863   1244   1653   2972        863   822   1402   2972     268   822   1402   2972
Pioneer Growth Shares VCT Portfolio           892   1331   1796   3251        892   909   1545   3251     297   909   1545   3251
Pioneer Mid-Cap Value VCT Portfolio           839   1171   1532   2733        839   750   1282   2733     244   750   1282   2733
Pioneer Real Estate Shares VCT Portfolio*     886   1313   1767   3194        886   891   1516   3194     291   891   1516   3194
Pioneer Small Cap Value VCT Portfolio         907   1375   1870   3393        907   953   1618   3393     312   953   1618   3393
----------------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Portfolio
(formerly known as
Scudder VIT Small Cap Index)                  819   1111   1431   2530        819   690   1181   2530     224   690   1181   2530
DWS Global Opportunities VIP Portfolio
(formerly known as Scudder VS1 Global
Discovery Portfolio)                          922   1419   1942   3531        922   997   1691   3531     327   997   1691   3531
DWS Growth and Income VIP Portfolio
(formerly known as Scudder VS1 Growth and
Income Portfolio)                             857   1226   1623   2913        857   804   1372   2913     262   804   1372   2913
DWS International VIP Portfolio
(formerly known as Scudder
VS1 International Portfolio)                  870   1265   1688   3040        870   843   1437   3040     275   843   1437   3040
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio         853   1214   1603   2873        853   792   1352   2873     258   792   1352   2873
T. Rowe Price International Stock
Portfolio                                     873   1274   1702   3069        873   852   1452   3069     278   852   1452   3069
T. Rowe Price Limited-Term Bond
Portfolio                                     838   1168   1527   2723        838   747   1277   2723     243   747   1277   2723
T. Rowe Price New America Growth
Portfolio                                     853   1214   1603   2873        853   792   1352   2873     258   792   1352   2873
T. Rowe Price Personal Strategy
Balanced Portfolio                            858   1229   1628   2922        858   807   1377   2922     263   807   1377   2922
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income
Portfolio                                     836   1162   1517   2703        836   741   1267   2703     241   741   1267   2703
Van Kampen UIF Emerging Markets Equity
Portfolio                                     934   1455   2000   3641        934  1032   1748   3641     339  1032   1748   3641
----------------------------------------------------------------------------------------------------------------------------------


----------
(3)   The  Anniversary   Value  equals  the  Accumulation   Value  on  a  Policy
      anniversary.

(4) The $30 annual Policy Fee is reflected as an annual $10 charge per investment portfolio in these examples, based on an average Accumulation Value of $30,000.


(5) The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2005, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

------------------------------------------------------------------------------------------------------------------------------------
Example: An Owner would pay the                             1                             2
following expenses on a $10,000                Surrender Policy at end of       Annuitize Policy at the
investment assuming a 5% annual               the time period or annuitize    end of the time period and               3
return on assets (excluding the enhanced     and annuity option 4 (lifetime   annuity Option 4 (lifetime   Policy is not surrendered
death benefit and the returns benefit):          income) is NOT chosen.           income) IS chosen.         and is not annuitized.
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                       1Yr   3Yr    5Yr    10Yr        1Yr   3Yr   5Yr    10Yr     1Yr   3Yr   5Yr    10Yr
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                 809   1080   1380   2427        809   660   1130   2427     214   660   1130   2427
Alger American Small Capitalization
Portfolio                                       819   1195   1514   2530        819   690   1181   2530     224   690   1181   2530
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
Securities II Portfolio                         826   1132   1467   2602        826   711   1217   2602     231   711   1217   2602
Federated Prime Money Fund II Portfolio         839   1171   1532   2733        839   750   1282   2733     244   750   1282   2733
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R)
Portfolio                                       802   1059   1344   2354        802   638   1094   2354     207   638   1094   2354
Fidelity(R) VIP Contrafund(R) Portfolio         794   1034   1303   2270        794   614   1053   2270     199   614   1053   2270
Fidelity(R) VIP Equity-Income Portfolio         784   1004   1251   2163        784   583   1002   2163     189   583   1002   2163
Fidelity(R) VIP Index 500 Portfolio             737    861   1009   1660        737   441    761   1660     142   441    761   1660
Fidelity(R) VIP Mid Cap Portfolio Service       822   1120   1446   2561        822   699   1196   2561     227   699   1196   2561
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Capital Opportunities Series
Portfolio                                       818   1108   1426   2520        818   687   1176   2520     223   687   1176   2520
MFS(R) Emerging Growth Series Portfolio         816   1102   1416   2499        816   681   1166   2499     221   681   1166   2499
MFS(R) High Income Series Portfolio             818   1108   1426   2520        818   687   1176   2520     223   687   1176   2520
MFS(R) Research Series Portfolio                821   1117   1441   2550        821   696   1191   2550     226   696   1191   2550
MFS(R) Strategic Income Series Portfolio        818   1108   1426   2520        818   687   1176   2520     223   687   1176   2520
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio             824   1126   1456   2581        824   705   1207   2581     229   705   1207   2581
Pioneer Fund VCT Portfolio                      823   1123   1451   2571        823   702   1201   2571     228   702   1201   2571
Pioneer Growth Shares VCT Portfolio             852   1211   1598   2863        852   789   1347   2863     257   789   1347   2863
Pioneer Mid-Cap Value VCT Portfolio             799   1050   1328   2322        799   629   1079   2322     204   629   1079   2322
Pioneer Real Estate Shares VCT Portfolio*       846   1193   1568   2803        846   771   1317   2803     251   771   1317   2803
Pioneer Small Cap Value VCT Portfolio           867   1256   1673   3011        867   834   1422   3011     272   834   1422   3011
------------------------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP Portfolio (formerly
known as Scudder VIT Small Cap Index Fund
Portfolio)                                      779    988   1225   2110        779   568    976   2110     184   568    976   2110
DWS Global Opportunities VIP Portfolio
(formerly known as Scudder VS1 Global
Discovery Portfolio)                            882   1301   1747   3156        882   879   1496   3156     287   879   1496   3156
DWS Growth and Income VIP Portfolio
(formerly known as Scudder VS1 Growth and
Income Portfolio)                               817   1105   1421   2509        817   684   1171   2509     222   684   1171   2509
DWS International VIP (formerly known as
Scudder VS1 International Portfolio)            830   1144   1487   2642        830   723   1237   2642     235   723   1237   2642
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio           813   1092   1400   2468        813   672   1151   2468     218   672   1151   2468
T. Rowe Price International Stock Portfolio     833   1153   1502   2673        833   732   1252   2673     238   732   1252   2673
T. Rowe Price Limited-Term Bond Portfolio       798   1047   1323   2312        798   626   1074   2312     203   626   1074   2312
T. Rowe Price New America Growth Portfolio      813   1092   1400   2468        813   672   1151   2468     218   672   1151   2468
T. Rowe Price Personal Strategy Balanced
Portfolio                                       818   1108   1426   2520        818   687   1176   2520     223   687   1176   2520
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income
Portfolio                                       796   1040   1313   2291        796   620   1064   2291     201   620   1064   2291
Van Kampen UIF Emerging Markets Equity
Portfolio                                       894   1336   1806   3270        894   915   1555   3270     299   915   1555   3270
------------------------------------------------------------------------------------------------------------------------------------

      These examples should not be considered representations of past or future expenses. These examples are based on the maximum investment portfolio's expenses for 2005 and Policy expenses as described above. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate. The expenses are before any fee waivers or expense reimbursements that were received. The fee and expense data regarding each Series Fund, which is based upon fees and expenses for 2005, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


      Our statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account are contained in the Statement of Additional Information. You should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these statutory financial statements and the financial statements of each of the Subaccounts of the Variable Account and/or the Statement of Additional Information, please call or write us at our administrative office. For each of the years in the period ended December 31, 2005, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.


      This table demonstrates information for Policies without the Enhanced Death Benefit and for Policies issued before May 1, 1998 with the Enhanced
                                 Death Benefit.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth (6/5/95)                                             10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.071          1,358,882
     1997 ........................................................                           16.240          1,918,481
     1998 ........................................................                           23.759          2,036,293
     1999 ........................................................                           31.395          2,311,743
     2000 ........................................................                           26.437          2,397,859
     2001 ........................................................                           23.032          1,986,652
     2002 ........................................................                           15.248          1,879,394
     2003 ........................................................                           20.363          1,270,314
     2004 ........................................................                           21.224            923,944
     2005 ........................................................                           23.494            668,456
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization (6/5/95)                               10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           12.448          1,474,107
     1997 ........................................................                           13.690          2,021,476
     1998 ........................................................                           15.638          2,100,494
     1999 ........................................................                           22.159          2,109,902
     2000 ........................................................                           15.939          2,117,374
     2001 ........................................................                           11.099          1,920,970
     2002 ........................................................                            8.090          1,463,336
     2003 ........................................................                           11.378          1,172,867
     2004 ........................................................                           13.105            855,740
     2005 ........................................................                           15.134            603,907
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II (6/5/95)                  10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           10.882          1,128,539
     1997 ........................................................                           11.674          1,824,790
     1998 ........................................................                           12.417          2,467,353
     1999 ........................................................                           12.195          2,340,323
     2000 ........................................................                           13.371          2,102,155
     2001 ........................................................                           14.139          1,852,701
     2002 ........................................................                           15.234          1,830,120
     2003 ........................................................                           15.407          1,336,413
     2004 ........................................................                           15.772            978,698
     2005 ........................................................                           15.899            719,603

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (6/5/95)                                      1.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                            1.059         21,525,823
     1997 ........................................................                            1.098         19,485,025
     1998 ........................................................                            1.138         33,973,580
     1999 ........................................................                            1.176         49,202,545
     2000 ........................................................                            1.231         28,115,973
     2001 ........................................................                            1.262         32,073,914
     2002 ........................................................                            1.264         23,722,551
     2003 ........................................................                            1.258         11,284,144
     2004 ........................................................                            1.253          7,604,082
     2005 ........................................................                            1.271          5,990,362
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) (6/5/95)                          10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.353          1,655,034
     1997 ........................................................                           16.500          2,748,520
     1998 ........................................................                           19.167          2,845,580
     1999 ........................................................                           21.827          2,600,716
     2000 ........................................................                           18.877          2,495,810
     2001 ........................................................                           17.271          2,036,537
     2002 ........................................................                           14.414          1,515,546
     2003 ........................................................                           17.565          1,157,510
     2004 ........................................................                           18.392            858,044
     2005 ........................................................                           18.880            661,643
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           14.070          1,785,274
     1997 ........................................................                           17.257          2,992,115
     1998 ........................................................                           22.162          3,141,626
     1999 ........................................................                           27.208          3,149,291
     2000 ........................................................                           25.102          2,977,690
     2001 ........................................................                           21.763          2,391,908
     2002 ........................................................                           19.492          1,901,816
     2003 ........................................................                           24.740          1,496,964
     2004 ........................................................                           28.226          1,150,163
     2005 ........................................................                           32.613            868,897
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.090          2,256,678
     1997 ........................................................                           16.571          3,528,096
     1998 ........................................................                           18.276          3,872,254
     1999 ........................................................                           19.200          3,977,876
     2000 ........................................................                           20.568          3,566,414
     2001 ........................................................                           19.313          3,051,123
     2002 ........................................................                           15.848          2,276,224
     2003 ........................................................                           20.407          1,762,101
     2004 ........................................................                           22.487          1,345,065
     2005 ........................................................                           23.521            997,727
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 (5/1/97)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           12.166            829,118
     1998 ........................................................                           15.425          2,004,924
     1999 ........................................................                           18.367          3,009,822
     2000 ........................................................                           16.459          3,440,820
     2001 ........................................................                           14.293          3,397,837
     2002 ........................................................                           10.979          3,255,625
     2003 ........................................................                           13.930          2,810,391
     2004 ........................................................                           15.223          2,263,407

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
     2005 ........................................................                           15.767          1,773,348
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap (5/1/03)                                           10.000
-----------------------------------------------------------------------------------------------------------------------
     2003 ........................................................                           14.053             42,881
     2004 ........................................................                           17.307             83,100
     2005 ........................................................                           20.181             90,513
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Capital Opportunities Series (5/1/97)                               10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           12.394            292,197
     1998 ........................................................                           15.528          1,117,680
     1999 ........................................................                           22.618          1,460,323
     2000 ........................................................                           21.531          1,942,266
     2001 ........................................................                           16.276          1,978,242
     2002 ........................................................                           11.306          1,151,447
     2003 ........................................................                           14.231          1,311,881
     2004 ........................................................                           15.812          1,105,788
     2005 ........................................................                           15.887            831,643
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Series (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.480          1,854,145
     1997 ........................................................                           16.230          2,890,806
     1998 ........................................................                           21.521          3,084,172
     1999 ........................................................                           37.575          2,822,806
     2000 ........................................................                           29.847          2,633,131
     2001 ........................................................                           19.612          2,106,062
     2002 ........................................................                           12.835          1,590,648
     2003 ........................................................                           16.515          1,238,894
     2004 ........................................................                           18.431            945,487
     2005 ........................................................                           19.885            682,513
-----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series (6/5/95)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           11.548            859,361
     1997 ........................................................                           12.960          1,729,635
     1998 ........................................................                           12.782          1,972,690
     1999 ........................................................                           13.442          1,994,619
     2000 ........................................................                           12.395          1,847,236
     2001 ........................................................                           12.500          1,266,445
     2002 ........................................................                           12.667            901,174
     2003 ........................................................                           14.763            699,388
     2004 ........................................................                           15.920            513,289
     2005 ........................................................                           16.069             37,579
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series (6/5/95)                                            10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.277          1,381,316
     1997 ........................................................                           15.775          2,608,735
     1998 ........................................................                           19.231          2,790,110
     1999 ........................................................                           23.571          2,379,511
     2000 ........................................................                           22.159          2,169,993
     2001 ........................................................                           17.240          1,713,143
     2002 ........................................................                           12.854          1,299,517
     2003 ........................................................                           15.838            974,691
     2004 ........................................................                           18.128            714,879
     2005 ........................................................                           19.308            530,065

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (6/5/95)                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           10.527            819,686
     1997 ........................................................                           10.283          1,302,843
     1998 ........................................................                           10.963          1,429,007
     1999 ........................................................                           10.561          1,456,763
     2000 ........................................................                           10.945          1,465,827
     2001 ........................................................                           11.327          1,112,654
     2002 ........................................................                           12.132            710,555
     2003 ........................................................                           13.231            527,766
     2004 ........................................................                           14.083            399,566
     2005 ........................................................                           14.177            326,771
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (5/1/2000)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                           11.492            524,471
     2001 ........................................................                           10.542            702,072
     2002 ........................................................                            8.744            363,170
     2003 ........................................................                           10.564            256,674
     2004 ........................................................                           12.110            188,781
     2005 ........................................................                           12.626            157,408
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (5/1/2000)                                                10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.761            229,835
     2001 ........................................................                            8.573            388,936
     2002 ........................................................                            6.840            338,602
     2003 ........................................................                            8.342            189,726
     2004 ........................................................                            9.142          1,318,890
     2005 ........................................................                            9.569            107,921
-----------------------------------------------------------------------------------------------------------------------
Pioneer Growth Shares VCT (5/1/2000)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.290             15,247
     2001 ........................................................                            7.412             79,129
     2002 ........................................................                            4.754             37,400
     2003 ........................................................                            5.860             52,230
     2004 ........................................................                            6.158             40,749
     2005 ........................................................                            6.278             25,378
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT (5/1/97)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           11.756            383,956
     1998 ........................................................                           11.156            704,800
     1999 ........................................................                           12.461            625,307
     2000 ........................................................                           14.529            600,524
     2001 ........................................................                           15.285            812,148
     2002 ........................................................                           13.409          1,233,479
     2003 ........................................................                           18.213          1,098,481
     2004 ........................................................                           21.974            856,461
     2005 ........................................................                           23.424            651,111
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT (5/1/97)                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           12.229            428,572
     1998 ........................................................                            9.818            650,669
     1999 ........................................................                            9.295            735,185
     2000 ........................................................                           11.895            828,840
     2001 ........................................................                           12.669            764,044
     2002 ........................................................                           12.834            529,544
     2003 ........................................................                           17.086            375,874
     2004 ........................................................                           22.914            317,842
     2005 ........................................................                           26.067            246,624

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT (5/1/03)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     2003 ........................................................                           13.578             14,589
     2004 ........................................................                           16.083             34,201
     2005 ........................................................                           17.655             27,999
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(3) (5/1/2000)                        10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            8.764            604,546
     2001 ........................................................                            6.521          1,058,221
     2002 ........................................................                            5.051            311,311
     2003 ........................................................                            6.656            175,749
     2004 ........................................................                            7.829            114,872
     2005 ........................................................                                0                  0
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (formerly known as Scudder VIT Small Cap
Index Fund) (5/1/2000)                                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.288            323,540
     2001 ........................................................                            9.366            537,017
     2002 ........................................................                            7.349            293,891
     2003 ........................................................                           10.632            216,937
     2004 ........................................................                           12.370            166,716
     2005 ........................................................                           12.743            114,238
-----------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP (formerly known as Scudder VS1 Global
Discovery (5/1/97)                                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           11.478            194,110
     1998 ........................................................                           13.176            297,502
     1999 ........................................................                           21.562            298,875
     2000 ........................................................                           20.150            500,867
     2001 ........................................................                           14.939            416,984
     2002 ........................................................                           11.797            314,804
     2003 ........................................................                           17.341            280,503
     2004 ........................................................                           21.094            201,492
     2005 ........................................................                           24.606            165,527
-----------------------------------------------------------------------------------------------------------------------
DWS Growth and Income VIP (formerly known as Scudder VS1 Growth
and Income) (5/1/97)                                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     1997 ........................................................                           12.190            561,594
     1998 ........................................................                           12.847          1,049,444
     1999 ........................................................                           13.425            965,074
     2000 ........................................................                           12.955            897,400
     2001 ........................................................                           11.320            763,652
     2002 ........................................................                            8.566            641,865
     2003 ........................................................                           10.711            529,269
     2004 ........................................................                           11.617            409,515
     2005 ........................................................                           12.136            303,429
-----------------------------------------------------------------------------------------------------------------------
DWS International VIP (formerly known as Scudder VS1
International) (6/5/95)                                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           12.067          1,269,457
     1997 ........................................................                           13.004          2,391,655
     1998 ........................................................                           15.223          2,421,576
     1999 ........................................................                           23.241          2,206,568
     2000 ........................................................                           17.979          2,171,470
     2001 ........................................................                           12.281          1,785,665
     2002 ........................................................                            9.906          1,366,648
     2003 ........................................................                           12.503          1,011,998
     2004 ........................................................                           14.395            764,861
     2005 ........................................................                           16.522            546,489

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income (6/5/95)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           13.731          1,861,298
     1997 ........................................................                           17.481          3,837,388
     1998 ........................................................                           18.839          4,407,085
     1999 ........................................................                           19.305          3,796,628
     2000 ........................................................                           21.564          3,131,372
     2001 ........................................................                           21.616          2,685,683
     2002 ........................................................                           18.554          2,565,044
     2003 ........................................................                           23.007          2,182,979
     2004 ........................................................                           23.122          1,730,853
     2005 ........................................................                           26.822          1,337,517
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock (6/5/95)                                 10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           11.976          1,736,784
     1997 ........................................................                           12.200          2,857,269
     1998 ........................................................                           13.964          2,966,530
     1999 ........................................................                           18.394          2,715,037
     2000 ........................................................                           14.932          2,638,133
     2001 ........................................................                           11.475          2,538,533
     2002 ........................................................                            9.263          2,526,667
     2003 ........................................................                           11.946          2,133,056
     2004 ........................................................                           13.429          1,671,687
     2005 ........................................................                           15.396          1,276,141
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (6/5/95)                                   10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           10.582            631,437
     1997 ........................................................                           11.160          1,302,580
     1998 ........................................................                           11.828          2,346,553
     1999 ........................................................                           11.785          2,777,488
     2000 ........................................................                           12.720          3,213,365
     2001 ........................................................                           13.632          3,224,453
     2002 ........................................................                           14.198          2,453,976
     2003 ........................................................                           14.628          1,942,450
     2004 ........................................................                           14.611          1,540,254
     2005 ........................................................                           14.686          1,165,675
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth (6/5/95)                                  10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           15.496            917,255
     1997 ........................................................                           18.543          1,599,824
     1998 ........................................................                           21.712          1,914,746
     1999 ........................................................                           24.187          1,701,273
     2000 ........................................................                           21.359          1,562,392
     2001 ........................................................                           18.602          1,470,460
     2002 ........................................................                           13.175          1,031,398
     2003 ........................................................                           17.588            798,925
     2004 ........................................................                           19.268            614,476
     2005 ........................................................                           19.889            462,229

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Personal Strategy Balanced (6/5/95)                          10.000
-----------------------------------------------------------------------------------------------------------------------
     1996 ........................................................                           12.719          1,703,217
     1997 ........................................................                           14.833          2,792,934
     1998 ........................................................                           16.755          3,090,073
     1999 ........................................................                           17.946          2,780,445
     2000 ........................................................                           18.691          2,570,458
     2001 ........................................................                           18.020          2,210,402
     2002 ........................................................                           16.415          1,788,724
     2003 ........................................................                           20.241          1,340,403
     2004 ........................................................                           22.558            955,958
     2005 ........................................................                           23.721            702,911
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (5/1/98)                            10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            7.002             14,713
     1999 ........................................................                           13.469             93,730
     2000 ........................................................                            8.131            336,583
     2001 ........................................................                            7.511            426,209
     2002 ........................................................                            6.761            344,710
     2003 ........................................................                            9.998            303,859
     2004 ........................................................                           12.161            232,393
     2005 ........................................................                           16.084            226,123
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income (5/1/98)                             10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.462             80,837
     1999 ........................................................                           10.167            163,976
     2000 ........................................................                           11.159            175,613
     2001 ........................................................                           12.052            275,175
     2002 ........................................................                           12.780          1,774,311
     2003 ........................................................                           13.213          1,877,867
     2004 ........................................................                           13.625          1,677,667
     2005 ........................................................                           14.029          1,461,314

(1)   Accumulation Unit values are rounded to the nearest hundredth of a cent.

(2)   Number of Accumulation Units is rounded to the nearest unit.

(3)   The Scudder VIT EAFE Equity Index Fund was liquidated effective July 25,
      2005.


           This table demonstrates information for Policies issued on or after May 1, 1998 with the Enhanced Death Benefit.


-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth (6/5/95)                                             10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           12.418             28,408
     1999 ........................................................                           16.352            127,509
     2000 ........................................................                           13.721            185,958
     2001 ........................................................                           11.912            159,587
     2002 ........................................................                            7.859            176,917
     2003 ........................................................                           10.458             96,294
     2004 ........................................................                           10.862             68,424
     2005 ........................................................                           11.982             52,549

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization (6/5/95)                               10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.202             37,709
     1999 ........................................................                           14.406             74,834
     2000 ........................................................                           10.326            113,657
     2001 ........................................................                            7.166            104,891
     2002 ........................................................                            5.205             77,967
     2003 ........................................................                            7.294             64,883
     2004 ........................................................                            8.371             55,528
     2005 ........................................................                            9.634             36,327
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II (6/5/95)                  10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.430             20,339
     1999 ........................................................                           10.207             37,232
     2000 ........................................................                           11.153             38,743
     2001 ........................................................                           11.752             35,086
     2002 ........................................................                           12.617             45,316
     2003 ........................................................                           12.716             32,014
     2004 ........................................................                           12.971             30,183
     2005 ........................................................                           13.031             24,598
-----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II (6/5/95)                                      1.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            1.021            441,406
     1999 ........................................................                            1.052          1,947,391
     2000 ........................................................                            1.097          1,775,602
     2001 ........................................................                            1.121          2,696,259
     2002 ........................................................                            1.119          2,085,938
     2003 ........................................................                            1.109          1,867,713
     2004 ........................................................                            1.101          1,383,412
     2005 ........................................................                            1.113          1,492,384
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Asset Manager (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.560             30,012
     1999 ........................................................                           11.983             74,734
     2000 ........................................................                           10.327             58,716
     2001 ........................................................                            9.416             50,880
     2002 ........................................................                            7.831             40,041
     2003 ........................................................                            9.509             31,958
     2004 ........................................................                            9.922             19,049
     2005 ........................................................                           10.149             15,456
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           11.260             31,672
     1999 ........................................................                           13.776            136,641
     2000 ........................................................                           12.665            201,774
     2001 ........................................................                           10.942            180,954
     2002 ........................................................                            9.766            123,439
     2003 ........................................................                           12.352             93,074
     2004 ........................................................                           14.0423            80,726
     2005 ........................................................                           16.168             57,877

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.842            123,838
     1999 ........................................................                           10.304            243,840
     2000 ........................................................                           10.999            216,799
     2001 ........................................................                           10.292            200,691
     2002 ........................................................                            8.416            117,868
     2003 ........................................................                           10.799             83,112
     2004 ........................................................                           11.858             70,085
     2005 ........................................................                           12.360             50,036
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Index 500 (5/1/97)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.964            145,269
     1999 ........................................................                           13.009            410,449
     2000 ........................................................                           11.617            480,400
     2001 ........................................................                           10.052            502,246
     2002 ........................................................                            7.695            523,017
     2003 ........................................................                            9.729            449,839
     2004 ........................................................                           10.595             39,771
     2005 ........................................................                           10.935            275,656
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap (5/1/03)                                           10.000
-----------------------------------------------------------------------------------------------------------------------
     2003 ........................................................                           14.020                  0
     2004 ........................................................                           17.206                457
     2005 ........................................................                           19.993                457
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Capital Opportunities Series (5/1/97)                               10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.447             65,927
     1999 ........................................................                           15.164            123,562
     2000 ........................................................                           14.385            167,018
     2001 ........................................................                           10.836            216,639
     2002 ........................................................                            7.501            111,884
     2003 ........................................................                            9.408            148,135
     2004 ........................................................                           10.416            140,606
     2005 ........................................................                           10.429            111,452
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Series (6/5/95)                                     10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           11.125             13,343
     1999 ........................................................                           19.356             33,702
     2000 ........................................................                           15.321             55,970
     2001 ........................................................                           10.032             66,455
     2002 ........................................................                            6.542             63,918
     2003 ........................................................                            8.389             45,988
     2004 ........................................................                            9.329             35,502
     2005 ........................................................                           10.029             26,422
-----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Series (6/5/95)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.469             29,844
     1999 ........................................................                            9.924             61,932
     2000 ........................................................                            9.119             75,438
     2001 ........................................................                            9.164             73,245
     2002 ........................................................                            9.254             38,772
     2003 ........................................................                           10.747             31,102
     2004 ........................................................                           11.545             27,018
     2005 ........................................................                           11.616             19,386

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series (6/5/95)                                            10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.382             21,020
     1999 ........................................................                           12.680             53,943
     2000 ........................................................                           11.879             55,039
     2001 ........................................................                            9.209             52,849
     2002 ........................................................                            6.842             44,846
     2003 ........................................................                            8.401             32,979
     2004 ........................................................                            9.582             24,097
     2005 ........................................................                           10.170             15,458
-----------------------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income Series (6/5/95)                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.495             15,750
     1999 ........................................................                           10.074             27,691
     2000 ........................................................                           10.405             48,216
     2001 ........................................................                           10.730             51,772
     2002 ........................................................                           11.453             16,680
     2003 ........................................................                           12.446             12,409
     2004 ........................................................                           13.201             11,760
     2005 ........................................................                           13.243              8,963
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (5/1/00)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                           11.466             60,994
     2001 ........................................................                           10.481             84,566
     2002 ........................................................                            8.663             21,866
     2003 ........................................................                           10.429             16,181
     2004 ........................................................                           11.914             12,376
     2005 ........................................................                           12.378              8,939
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (5/1/00)                                                  10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.738             41,957
     2001 ........................................................                            8.523             52,019
     2002 ........................................................                            6.776             53,897
     2003 ........................................................                            8.235             46,476
     2004 ........................................................                            8.994             38,927
     2005 ........................................................                            9.381             28,973
-----------------------------------------------------------------------------------------------------------------------
Pioneer Growth Shares VCT (5/1/00)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.266                131
     2001 ........................................................                            7.368                736
     2002 ........................................................                            4.710              3,362
     2003 ........................................................                            5.785              7,330
     2004 ........................................................                            6.058              5,480
     2005 ........................................................                            6.155              2,756
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid-Cap Value VCT (5/1/97)                                         10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            8.379             17,889
     1999 ........................................................                            9.327             21,682
     2000 ........................................................                           10.836             29,752
     2001 ........................................................                           11.360             30,272
     2002 ........................................................                            9.931             93,804
     2003 ........................................................                           13.442             91,882
     2004 ........................................................                           16.161             80,828
     2005 ........................................................                           17.166             63,991

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT (5/1/97)                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            8.215             18,420
     1999 ........................................................                            7.750             37,542
     2000 ........................................................                            9.883             59,967
     2001 ........................................................                           10.489             54,341
     2002 ........................................................                           10.589             29,572
     2003 ........................................................                           14.048             21,811
     2004 ........................................................                           18.773             18,904
     2005 ........................................................                           21.282             19,806
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT (5/1/03)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     2003 ........................................................                           13.546                  0
     2004 ........................................................                           15.989                494
     2005 ........................................................                           17.491                471
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(3) (5/1/00)                          10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            8.744             68,860
     2001 ........................................................                            6.483            123,485
     2002 ........................................................                            5.004             24,261
     2003 ........................................................                            6.570              9,302
     2004 ........................................................                            7.702              8,045
     2005 ........................................................                                0                  0
-----------------------------------------------------------------------------------------------------------------------
DWS Small Cap Index VIP (formerly known as Scudder VIT Small Cap
Index Fund) (5/1/00)                                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     2000 ........................................................                            9.267             34,692
     2001 ........................................................                            9.312             52,661
     2002 ........................................................                            7.281             11,942
     2003 ........................................................                           10.496             10,269
     2004 ........................................................                           12.169             10,206
     2005 ........................................................                           12.492              7,458
-----------------------------------------------------------------------------------------------------------------------
DWS Global Opportunities VIP (formerly known as Scudder VS1 Global
Discovery) (5/1/97)                                                        10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.609              2,498
     1999 ........................................................                           15.669              2,808
     2000 ........................................................                           14.593              9,493
     2001 ........................................................                           10.780              8,647
     2002 ........................................................                            8.483              7,557
     2003 ........................................................                           12.426              6,685
     2004 ........................................................                           15.062              8,459
     2005 ........................................................                           17.509             11,487
-----------------------------------------------------------------------------------------------------------------------
DWS Growth & Income VIP (formerly known as Scudder VS1 Growth and
Income) (5/1/97)                                                           10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.367             26,462
     1999 ........................................................                            9.754             52,982
     2000 ........................................................                            9.380             35,029
     2001 ........................................................                            8.167             30,998
     2002 ........................................................                            6.159             24,384
     2003 ........................................................                            7.674             22,486
     2004 ........................................................                            8.294             18,362
     2005 ........................................................                            8.634             12,753

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
DWS International VIP (formerly known as Scudder VS1
International) (6/5/95)                                                    10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.972             34,058
     1999 ........................................................                           15.171             69,529
     2000 ........................................................                           11.695             75,174
     2001 ........................................................                            7.961             65,098
     2002 ........................................................                            6.398             51,300
     2003 ........................................................                            8.048             35,790
     2004 ........................................................                            9.233             28,238
     2005 ........................................................                           10.560             23,290
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income (6/5/95)                                       10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.870            131,786
     1999 ........................................................                           10.079            226,893
     2000 ........................................................                           11.219            176,410
     2001 ........................................................                           11.206            157,505
     2002 ........................................................                            9.585            188,831
     2003 ........................................................                           11.844            179,672
     2004 ........................................................                           13.400            152,082
     2005 ........................................................                           13.712            115,392
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock (6/5/95)                                 10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            9.937             43,648
     1999 ........................................................                           13.044             85,678
     2000 ........................................................                           10.552            127,600
     2001 ........................................................                            8.080            161,811
     2002 ........................................................                            6.500            193,004
     2003 ........................................................                            8.353            177,375
     2004 ........................................................                            9.357            153,027
     2005 ........................................................                           10.690            116,119
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond (6/5/95)                                   10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.391             90,690
     1999 ........................................................                           10.316            170,293
     2000 ........................................................                           11.096            249,876
     2001 ........................................................                           11.849            309,622
     2002 ........................................................                           12.298            284,322
     2003 ........................................................                           12.626            251,100
     2004 ........................................................                           12.568            232,005
     2005 ........................................................                           12.587            172,067
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price New America Growth (6/5/95)                                  10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.183             29,468
     1999 ........................................................                           11.304             53,230
     2000 ........................................................                            9.947             73,303
     2001 ........................................................                            8.633             89,388
     2002 ........................................................                            6.093             40,696
     2003 ........................................................                            8.105             33,902
     2004 ........................................................                            8.848             36,993
     2005 ........................................................                            9.101             19,097

-----------------------------------------------------------------------------------------------------------------------
                                                                                         Accumulation       Number of
                                                                       Accumulation      Unit Value at    Accumulation
                                                                       Unit Value on      End of Year       Units at
Subaccount                                                           Commencement Date   (December 31)   End of Year(2)
(Date of Inception)                                                       ($)(1)            ($)(1)        (December 31)
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Personal Strategy Balanced (6/5/95)                          10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.361             25,663
     1999 ........................................................                           11.059             69,282
     2000 ........................................................                           11.478             48,442
     2001 ........................................................                           11.027             45,975
     2002 ........................................................                           10.010             23,250
     2003 ........................................................                           12.300             23,585
     2004 ........................................................                           13.660             18,746
     2005 ........................................................                           14.314             16,420
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity (5/1/98)                            10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                            6.985                  0
     1999 ........................................................                           13.391             13,983
     2000 ........................................................                            8.055             16,658
     2001 ........................................................                            7.415             32,336
     2002 ........................................................                            6.651             21,703
     2003 ........................................................                            9.801             18,864
     2004 ........................................................                           11.880             16,219
     2005 ........................................................                           15.657             15,422
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed Income (5/1/98)                             10.000
-----------------------------------------------------------------------------------------------------------------------
     1998 ........................................................                           10.438              2,775
     1999 ........................................................                           10.108              5,585
     2000 ........................................................                           11.055              8,256
     2001 ........................................................                           11.898             14,831
     2002 ........................................................                           12.573            233,334
     2003 ........................................................                           12.953            241,508
     2004 ........................................................                           13.310            217,941
     2005 ........................................................                           13.657            178,482

(1)   Accumulation Unit values are rounded to the nearest hundredth of a cent.

(2)   Number of Accumulation Units is rounded to the nearest unit.

(3)   The Scudder VIT EAFE Equity Index Fund was liquidated effective July 25,
      2005.

--------------------------------------------------------------------------------
ABOUT US

      We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

      Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

      We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS

--------------------------------------------------------------------------------

The investment results of each investment portfolio, whose investment goals are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suit your long-term investment goals.

--------------------------------------------------------------------------------

      We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options--each chosen for its potential to meet specific investment goals. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.


      You can choose among 31 variable investment options and three fixed rate options.


o     VARIABLE INVESTMENT OPTIONS

--------------------------------------------------------------------------------

The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment goals and policies of certain portfolios available under the Policy are very similar to the investment goals and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment goals and policies, and a very similar name.

      For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

--------------------------------------------------------------------------------

      With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.


      The Variable Account, United of Omaha Separate Account C, provides you with 31 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.


      The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Income, gains and losses, whether or not realized, of the Variable Account are credited or charged against the assets of the Variable Account without regard to our other income, gains or losses. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment goals and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

----------------------------------------------------------------------------------------------------------------------------
                                       Variable Investment Options
     Asset                       Under United of Omaha Separate Account C
  Category (*)                          (Series Fund - Portfolio)                                         Goal
----------------------------------------------------------------------------------------------------------------------------
Emerging           Van Kampen Universal Institutional Funds, Inc. -
Markets Equity     Van Kampen UIF Emerging Markets Equity Portfolio(6)                       Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                        Emerging market country securities
----------------------------------------------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------------------------------
                   DWS Variable Series I-
                   DWS Global Opportunities VIP (formerly known as Scudder                   Long-term capital appreciation
                   VS1 Global Discovery Portfolio Class)(8)
                   ---------------------------------------------------------------------------------------------------------
                                                  Small companies in the U.S. or foreign markets
                   ---------------------------------------------------------------------------------------------------------
International      DWS Variable Series I-
Equity             DWS International VIP (formerly known as Scudder VS1                      Long-term capital appreciation
                   International Portfolio Class A)(8)
                   ---------------------------------------------------------------------------------------------------------
                                      Common stocks of companies which do business outside the United States
                   ---------------------------------------------------------------------------------------------------------
                   T. Rowe Price International Series, Inc. -
                   T. Rowe Price International Stock Portfolio(9)                            Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                        Common stocks of foreign companies
----------------------------------------------------------------------------------------------------------------------------
Real Estate        Pioneer Variable Contracts Trust -                                        Long-term capital appreciation
Equity             Pioneer Real Estate Shares VCT Portfolio Class I(7)                            with current income
                   ---------------------------------------------------------------------------------------------------------
                                  Real estate investment trusts (REITs) and other real estate industry companies
----------------------------------------------------------------------------------------------------------------------------
                   Alger American Fund -
                   Alger American Small Capitalization Portfolio Class 0(1)                  Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                              Equity securities of companies with total market capitalization of less than $1 billion
                   ---------------------------------------------------------------------------------------------------------
                   DWS Investments VIT Funds-
Small-Cap          DWS Small Cap Index VIP (formerly known as Scudder VIT                    Long-term capital appreciation
Equity             Small Cap Index Fund Portfolio Class A)(11)
                   ---------------------------------------------------------------------------------------------------------
                                 Statistically selected sample of the securities found in the Russell 2000(R) Index
                   ---------------------------------------------------------------------------------------------------------
                   Pioneer Variable Contracts Trust
                   Pioneer Small Cap Value VCT Portfolio Class II(7)                       Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                    Common stock of small companies with catalyst for growth potential
----------------------------------------------------------------------------------------------------------------------------
                   Fidelity(R) Variable Insurance Products Fund
                   Fidelity VIP Mid Cap Portfolio Class 2(3)                                 Long-term growth of capital
                   ---------------------------------------------------------------------------------------------------------
                                                          Currently undervalued companies
                   ---------------------------------------------------------------------------------------------------------
Mid-Cap Equity     Pioneer Variable Contracts Trust -
                   Pioneer Mid-Cap Value VCT Portfolio Class I(7)                            Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                          Currently undervalued companies
----------------------------------------------------------------------------------------------------------------------------
Large-Cap          Alger American Fund -
Growth Equity      Alger American Growth Portfolio Class 0(1)                                Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                              Equity securities of companies with total market capitalization of more than $1 billion
                   ---------------------------------------------------------------------------------------------------------
                   Fidelity(R) Variable Insurance Products Fund II -
                   Fidelity(R) VIP Contrafund(R) Portfolio Initial Class(3)                  Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                          Currently undervalued companies
                   ---------------------------------------------------------------------------------------------------------
                                                                                                 Investment results that
                   Fidelity(R) Variable Insurance Products Fund II -                          correspond to the total return
                   Fidelity(R) VIP Index 500 Portfolio Initial Class(3)                        of common stocks publicly
                                                                                             traded in the United States, as
                                                                                              represented by the S&P 500(R)
                   ---------------------------------------------------------------------------------------------------------
                                             Stocks that comprise the Standard and Poor's 500(SM) Index
                   ---------------------------------------------------------------------------------------------------------
                   MFS(R) Variable Insurance Trust -
                   MFS(R) Capital Opportunities Series Portfolio Initial Class(5)            Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                  Common stocks of domestic and foreign companies
                   ---------------------------------------------------------------------------------------------------------
                   MFS(R) Variable Insurance Trust -
                   MFS(R) Emerging Growth Series Portfolio Initial Class(5)                  Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                      Common stocks of small and medium-sized companies with growth potential
                   ---------------------------------------------------------------------------------------------------------
                   MFS(R) Variable Insurance Trust -
                   MFS(R) Research Series Portfolio Initial Class(5)                         Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                       Variable Investment Options
     Asset                       Under United of Omaha Separate Account C
  Category (*)                          (Series Fund - Portfolio)                                         Goal
----------------------------------------------------------------------------------------------------------------------------
                                   Research analyst's recommendations for best expected capital appreciation
----------------------------------------------------------------------------------------------------------------------------
                   Pioneer Variable Contracts Trust -
                   Pioneer Growth Shares VCT Portfolio Class II(7)                           Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
Large-Cap                   Focus on secular trends, competitive strength and return on incremental invested capital
Growth Equity      ---------------------------------------------------------------------------------------------------------
                   T. Rowe Price Equity Series, Inc. -
                   T. Rowe Price New America Growth Portfolio(10)                            Long-term capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                      Common stocks of U.S. companies in the service sector of the economy
----------------------------------------------------------------------------------------------------------------------------
                   Fidelity(R) Variable Insurance Products Fund -                                   Dividend income &
                   Fidelity(R) VIP Equity-Income Portfolio Initial Class(3)                       capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                                       Income-producing equity securities
                   ---------------------------------------------------------------------------------------------------------
                   Pioneer Variable Contracts Trust -                                               Current income &
                   Pioneer Equity Income VCT Portfolio Class II(7)                                  long-term growth
                   ---------------------------------------------------------------------------------------------------------
                                       Focus on large, strong companies with histories of dividend growth
                   ---------------------------------------------------------------------------------------------------------
Large-Cap          Pioneer Variable Contracts Trust -                                              Capital growth with
Value Equity       Pioneer Fund VCT Portfolio Class II(7)                                            current income
                   ---------------------------------------------------------------------------------------------------------
                                        Emphasizes high-quality, value and long-term earnings potential
                   ---------------------------------------------------------------------------------------------------------
                   DWS Variable Series I-
                   DWS Growth & Income VIP (formerly known as Scudder VS1                    Long-term capital appreciation
                   Growth and Income Portfolio Class B)(8)                                         with current income
                   ---------------------------------------------------------------------------------------------------------
                                                 Common stocks of large, established companies
                   ---------------------------------------------------------------------------------------------------------
                   T. Rowe Price Equity Series, Inc. -                                              Dividend income &
                   T. Rowe Price Equity Income Portfolio(10)                                       capital appreciation
                   ---------------------------------------------------------------------------------------------------------
                                             Dividend-paying common stocks of established companies
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Maximize total return by
                   Fidelity(R) Variable Insurance Products Fund II -                           allocating its assets among
                   Fidelity(R) VIP Asset Manager: Growth(R)  Portfolio Initial Class(3,4)       stocks, bonds, short-term
                                                                                                  instruments, and other
Hybrid                                                                                                 investments
                   ---------------------------------------------------------------------------------------------------------
                            Domestic and foreign stocks, bonds, short-term investments and money market instruments
                   ---------------------------------------------------------------------------------------------------------
                   T. Rowe Price Equity Series, Inc. -                                           Capital appreciation &
                   T. Rowe Price Personal Strategy Balanced Portfolio(10)                            dividend income
                   ---------------------------------------------------------------------------------------------------------
                                      Diversified portfolio of stocks, bonds and money market securities
----------------------------------------------------------------------------------------------------------------------------
                   MFS(R) Variable Insurance Trust -                                                  Seeks income &
International      MFS(R) Strategic Income Series Portfolio Initial Class(5)                       capital appreciation
Fixed Income       ---------------------------------------------------------------------------------------------------------
                                                         International government bonds
----------------------------------------------------------------------------------------------------------------------------
                   MFS(R) Variable Insurance Trust -                                              High current income and
High Yield         MFS(R) High Income Series Portfolio Initial Class(5)                            capital appreciation
Fixed Income       ---------------------------------------------------------------------------------------------------------
                                    Diversified bond portfolio, some of which may involve equity features
----------------------------------------------------------------------------------------------------------------------------
                                                                                                Above average return from
                   Van Kampen Universal Institutional Funds, Inc. -                             a diversified portfolio of
                   Van Kampen UIF Core Plus Fixed Income Portfolio(6)                             fixed income securities
Intermediate-      ---------------------------------------------------------------------------------------------------------
Term/Long-                         Medium to high quality fixed income investments of intermediate maturity
Term Fixed         ---------------------------------------------------------------------------------------------------------
Income             Federated Insurance Series -
                   Federated Fund for U.S. Gov't Securities II Portfolio(2)                           Current income
                   ---------------------------------------------------------------------------------------------------------
                                                             U.S. Government bonds
----------------------------------------------------------------------------------------------------------------------------
                   T. Rowe Price Fixed Income Series, Inc. -                                      High level of current
                   T. Rowe Price Limited-Term Bond Portfolio(10)                                 income consistent with
Short-Term                                                                                      modest price fluctuations
Fixed Income       ---------------------------------------------------------------------------------------------------------
                                          Short and intermediate-term investment grade debt securities
----------------------------------------------------------------------------------------------------------------------------
                   Federated Insurance Series -                                                 Current income consistent
Cash               Federated Prime Money Fund II Portfolio(2)                                with the stability of principal
                   ---------------------------------------------------------------------------------------------------------
                                                     High-quality money market instruments
----------------------------------------------------------------------------------------------------------------------------

      (*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

--------------------------------------------------------------------------------

We do not assure that any portfolio will achieve its stated goal. Detailed information, including a description of each investment portfolio's investment goals and policies, a description of risks involved in investing in each of the portfolios and each portfolio's fees and expenses is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

--------------------------------------------------------------------------------

      (1)   Fred Alger Management, Inc.

      (2)   Federated  Investment  Management Company.

      (3)   Fidelity Management & Research Company.

      (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.

      (5)   MFS(TM) Investment Management.

      (6)   Morgan Stanley Asset Management Inc.

      (7)   Pioneer Investment Management, Inc.

      (8)   Deutsche Investment Management Americas Inc.

      (9)   T. Rowe Price International, Inc.

      (10)  T. Rowe Price Associates, Inc.

      (11)  Deutsche Asset Management, Inc.

      The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios. Past performance may not be an indication of future performance.

      Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

      We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios and/or any portfolio thereof.

Adding, Deleting, or Substituting Variable Investment Options

      We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

      If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.

      If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

o     FIXED RATE OPTIONS (may not be available in all states)

--------------------------------------------------------------------------------

All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.

--------------------------------------------------------------------------------

      There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The fixed rate options may not be available in all states. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.

Systematic Transfer Accounts

      A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

      Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a four-month or 12-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Accounts

--------------------------------------------------------------------------------

We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.

--------------------------------------------------------------------------------

      The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

      We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for the applicable period. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

      We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

      (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less

      (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less

      (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges), allocable expenses or transfers to the Variable Account, less

      (iv) the charges for the returns benefit rider, if you elect this rider, plus

      (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus

      (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

o     TRANSFERS

      Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

      o We must receive notice of the transfer--either Written Notice or an authorized telephone transaction.

      o The transferred amount must be at least $500, or the entire Subaccount value if it is less. If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.

      o The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.

      o     A transfer from the fixed account:

            - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);

            -     is free;

            -     may be delayed up to six months (30 days in West Virginia);

            -     does not count toward the 12 free transfer limit; and

            - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.

      o If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

      o Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.

      o We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-Party Transfers:

      Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

o     MARKET-TIMING RESTRICTIONS

Market-timing Restrictions

      The Policy is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the investment portfolio. We discourage these kinds of strategies and transfer activities, which may disrupt portfolio management of the investment portfolios in which the Subaccounts invest (such as requiring the investment portfolio to maintain a high level of cash or causing the investment portfolio to liquidate investments prematurely to pay withdrawals), hurt investment portfolio performance, and drive investment portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the investment portfolios, the risk exists that the investment portfolios may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected investment portfolio, Owners with Accumulation Value allocated to the corresponding
Subaccount (as well as their Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      United of Omaha has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the investment portfolios or potentially disadvantageous to other Owners with Accumulation Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

      o     the total dollar amount being transferred;

      o     the number of transfers you made within the previous 12 months;

      o     transfers to and from (or from and to) the same Subaccount;

      o whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

      o whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If we determine that your transfer patterns among the Subaccounts are disruptive to the investment portfolios or potentially disadvantageous to Owners, we will send you a letter notifying you that we are prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, we will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.


--------------------------------------------------------------------------------
                                                                 Number of Round
                         Subaccount                              Trip Transfers*
--------------------------------------------------------------------------------
Federated Prime Money Fund II                                      unlimited
--------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity, Van Kampen UIF                 8
Core Plus Fixed Income
--------------------------------------------------------------------------------
Alger American Growth, Alger American Small                            4
Capitalization, MFS(R) Capital Opportunities, MFS(R)
Emerging Growth, MFS(R) High Income, MFS(R) Research, MFS(R)
Strategic Income, Pioneer Equity Income VCT, Pioneer
Fund VCT, Pioneer Growth Shares VCT, Pioneer Mid- Cap
Value VCT, Pioneer Real Estate Shares VCT, Pioneer
Small Cap Value VCT, DWS Small Cap Index VIP, DWS
Global Opportunities VIP, DWS Growth and Income VIP
and DWS International VIP
--------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II,                     1**
Fidelity(R) VIP Asset Manager: Growth(R), Fidelity(R) VIP
Contrafund(R), Fidelity(R) VIP Equity-Income, Fidelity(R)
VIP Index 500, Fidelity(R) VIP Mid Cap T. Rowe Price
Equity Income, T. Rowe Price International Stock, T.
Rowe Price Limited-Term Bond, T. Rowe Price New
America Growth, T. Rowe Price Personal Strategy
Balanced
--------------------------------------------------------------------------------
    * Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

   ** Number  of round trip  transfers  in any  three-month  period  that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.
--------------------------------------------------------------------------------


      In addition to our frequent transfer procedures, managers of the investment portfolios may contact us if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, we will take appropriate action to protect others. In particular, we may, and we reserve the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and we will inform the Owner in writing at his or her address of record. To the extent permitted by applicable law, we reserve the right to reject a transfer request at any time that we are unable to purchase or redeem shares of any of the investment portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the investment portfolio's policies and procedures on market timing activities or other potentially abusive transfers. We also reserve the right to implement and administer redemption fees imposed by one or more of the investment portfolios in the future. You should read the prospectuses of the investment portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In our sole discretion, we may revise our market timing procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or investment portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We will apply any such revised market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. We may change our parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Policies that it believes are connected (for example, two Policies with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      We do not include in these limitations transfers made pursuant to the dollar cost averaging, asset allocation or rebalancing programs. We may vary market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. We may not always apply these detection methods to Subaccounts investing in investment portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers. We do not accommodate frequent transfers among Subaccounts; provided, however, that a number of round trip transfers is permitted in any 12 month period as set forth in the table above.

      Owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Policy may also limit our ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or investment portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our market timing procedures will detect every potential market timer, but we apply our market timing procedures uniformly to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the investment portfolios, we cannot guarantee that the investment portfolios will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the United of Omaha cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. As a result of the limits of the Company's operational systems and technology, and variations in other insurance companies' policies and procedures to deter and detect harmful transfer activity, there is a risk that some Owners may engage in harmful transfer activity and other Owners will bear the costs associated with any such activity.

o     DOLLAR COST AVERAGING

--------------------------------------------------------------------------------

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

--------------------------------------------------------------------------------

      Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

Dollar Cost Averaging Rules:

      o     The dollar cost averaging program is free.

      o We must receive notice of your election and any changed instruction -- either Written Notice or an authorized telephone transaction.

      o Automatic transfers can occur monthly, quarterly, semi-annually, or annually.

      o There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.

      o Amount of each transfer must be at least $100, and must be $50 per Subaccount.

      o If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.

      o Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.

      o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      o You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

      o Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

o     SYSTEMATIC TRANSFER ENROLLMENT PROGRAM
      ("STEP program") (may not be available in all states)

--------------------------------------------------------------------------------

You cannot transfer amounts from the STEP program to the fixed account.

--------------------------------------------------------------------------------

      The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the other systematic transfer account or the fixed account.

STEP Program Rules:

      o     The STEP program is free.

      o Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
            Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.

      o Must have at least $5,000 in a systematic transfer account to begin the program.

      o You may only participate in one systematic transfer account, not both.

      o Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.

      o     Transfers must be at least $50 per Subaccount.

      o Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.

      o Cannot begin before the end of the Policy's "right to examine" period.

      o You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.

      o     No transfers may be made into the systematic transfer account.

      o All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.

      o The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

o     ASSET ALLOCATION PROGRAM

      The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

Asset Allocation Program Rules:

      o     The asset allocation program is free.

      o     You  must  request  the  asset  allocation  program  in  the  Policy
            application  or  by  Written  Notice  or  an  authorized   telephone
            transaction.

      o Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.

      o You must have at least $10,000 of Accumulation Value to begin the asset allocation program.

      o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

      o The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

      o We will not change an investment portfolio that is included in a model unless the portfolio is liquidated. If an investment portfolio is liquidated, you will receive multiple notices, and have an opportunity to elect a revised model. You will also have the option to invest the funds in the liquidated investment portfolio in another model or in any remaining investment portfolio. If you do not elect to participate in the revised model or any other investment option, your funds in the liquidated investment portfolio will be transferred to the Federated Prime Money Fund II. There will be no charge for any transfer of funds from the liquidated investment portfolio to the revised model, the Federated Prime Money Fund II, or any other investment option, and any such transfer or allocation will not count toward the 12 free transfer limit.

      The asset allocation program does not protect against a loss, and may not achieve your goal.


-----------------------------------------------------------------------------------------------------------------
                                               ASSET ALLOCATION MODELS
                                                 CURRENT ALLOCATIONS
-----------------------------------------------------------------------------------------------------------------
                                                            Portfolio                    Capital
                                            Principal       Protector       Income     Accumulator      Equity
                                            Conserver      (moderately      Builder    (moderately     Maximizer
                                         (conservative)   conservative)   (moderate)   aggressive)   (aggressive)
                   Portfolio                    %                %             %             %             %
-----------------------------------------------------------------------------------------------------------------
Fidelity(R)  VIP Index 500                     20               15            15            15            15
MFS(R) Capital Opportunities Series             0                5            10            15            20
Pioneer Mid-Cap Value VCT                       0                5            10            15            20
T. Rowe Price Equity Income                     0                5            10            15            20
T. Rowe Price International Stock               0               10            15            15            20
T. Rowe Price Limited-Term Bond                50               30             0             0             0
Van Kampen UIF Emerging Markets Equity          0                0             0             5             5
Van Kampen UIF Core Plus Fixed Income          30               30            40            20             0
-----------------------------------------------------------------------------------------------------------------


o     REBALANCING PROGRAM

      The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

Rebalancing Program Rules:

--------------------------------------------------------------------------------
The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals.
--------------------------------------------------------------------------------

      o     The rebalancing program is free.

      o     You  must  request  the   rebalancing   program  and  give  us  your
            rebalancing   instructions   by  Written  Notice  or  an  authorized
            telephone transfer.

      o Changed instructions, or a request to end this program must be by Written Notice.

      o You must have at least $10,000 of Accumulation Value to begin the rebalancing program.

      o     You may have rebalancing occur quarterly, semi-annually or annually.

      o Transfers made pursuant to this program do not count in determining whether a transfer fee applies.

The rebalancing program does not protect against a loss and may not achieve your investment goals.

IMPORTANT POLICY PROVISIONS

      The Ultrannuity(R) Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

o     POLICY APPLICATION AND PURCHASE PAYMENTS

      Applications for the Ultrannuity(R) Series V Policy are no longer accepted.

Purchase Payment Requirements

      Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

      Additional Purchase Payments:

      - Must be at least $500; $100 if payments are made via our electronic fund transfer program.

      - Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday or (ii) your Annuity Starting Date.

Allocating Your Purchase Payments

      You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

      -     Allocations must be in whole percentages, and total 100%.

      - The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).

      - You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.

      - All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

      "Right to Examine" Period Allocations:

      We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.

o     ACCUMULATION VALUE

      On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

Variable Account Value

      The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

            (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by

            (b)   the current Accumulation Unit value.

      A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

      The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

            (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus

            (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus

            (c) any applicable charge for federal and state income taxes, if any; the result divided by

            (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

      Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

Fixed Account Value

      The accumulation value of the fixed account on any Business Day equals:

            (a) the accumulation value at the end of the preceding Business Day; plus

            (b) any net purchase payments credited since the end of the previous Business Day; plus

            (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus

            (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus

            (e) any partial withdrawal, withdrawal charge and expenses taken from the fixed account since the end of the previous Business Day; plus

            (f)   interest credited on the fixed account balance.

Systematic Transfer Account Value

      The Accumulation Value of any systematic transfer account on any Business Day equals:

            (a)   the value at the end of the preceding Business Day; plus

            (b) any purchase payments credited since the preceding Business Day; minus

            (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding Business Day; minus

            (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus

            (e)   interest credited on the systematic transfer account balance.

o     TELEPHONE TRANSACTIONS

Telephone Transactions Permitted        Telephone Transaction Rules:

o     Transfers.                        o     Only you may  elect.  Do so on the
                                              Policy  application  or  by  prior
o     Partial  withdrawals of $10,000         Written Notice to us.
      or   less   by  you   (may   be
      restricted     in     community   o     Must be  received  by close of the
      property states).                       New York Stock  Exchange  ("NYSE")
                                              (usually 3 p.m.  Central Time); if
o     Change  of   purchase   payment         later,  the  transaction  will  be
      allocations.                            processed the next Business Day.

        `                               o     Will   be   recorded    for   your
                                              protection.

                                        o     For  security,  you  must  provide
                                              your Social Security number and/or
                                              other identification information.

                                        o     May be discontinued at any time as
                                              to some or all Owners.

                                        o     For  any  transaction  that  would
                                              reduce   or   impair   the   death
                                              benefit,    consent    from    any
                                              irrevocable     beneficiary     is
                                              required.

      We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

o     DEATH OF ANNUITANT

      If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

      If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant if such Owner is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If you do not name a new Annuitant, you will become the Annuitant.

      If the Annuitant is not an Owner and the Annuitant dies on or after the Annuity Starting Date, we will pay you any remaining guaranteed annuity payments.

o     DELAY OF PAYMENTS

      We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

      We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

      We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

o     MINOR OWNER OR BENEFICIARY

      A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

o     POLICY TERMINATION

      We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

--------------------------------------------------------------------------------
EXPENSES

      The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.

o     WITHDRAWAL CHARGE

   --------------------------------------------------------------------------
   Years Since Receipt of Purchase Payment   1    2    3   4   5   6   7   8+
   --------------------------------------------------------------------------
   Applicable Withdrawal Charge Percentage   7%   6%   5%  4%  3%  2%  1%  0%
   --------------------------------------------------------------------------

--------------------------------------------------------------------------------

We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.

--------------------------------------------------------------------------------

      We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

      The withdrawal charge will not apply:

            (a)   to a death benefit paid under the Policy;

            (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;

            (c) when the waiver of withdrawal charges provision is exercised, as described below;

            (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or

            (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

      The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

Free Partial Withdrawals

      Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year.
Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

Withdrawal Charge Waivers

      We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

      Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

      We will not accept any additional purchase payments under your Policy once this waiver is elected.

      Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

      Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

      We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

      Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

      Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

      Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

      Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

o     MORTALITY AND EXPENSE RISK CHARGE

--------------------------------------------------------------------------------

1.00% annual rate, deducted daily from the Policy's net assets in the Variable Account.

--------------------------------------------------------------------------------

      We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the Policy's net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

      Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

      Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

      If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

o     ADMINISTRATIVE CHARGES

--------------------------------------------------------------------------------

Policy Fee        $30 deducted annually for each Policy with Accumulation  Value of $50,000 or less. The Policy fee will not be deducted from any Policy with Accumulation Value of more than $50,000.

Administrative    0.20% annual rate,  deducted daily from the net assets of each
Expense Charge    Subaccount.

--------------------------------------------------------------------------------

      These charges help cover our cost to administer your Policy and will not increase.

      We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

      We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

o     ENHANCED DEATH BENEFIT CHARGE

--------------------------------------------------------------------------------

0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998 through April 30, 2003;. a daily charge which is equivalent to an annual charge of 0.30% on Policies issued on or after May 1, 2003.

--------------------------------------------------------------------------------

      This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.30% of the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender and if you elected this benefit between May 1, 1998 and April 30, 2003, we deduct a daily charge which is equivalent to an annual charge of 0.35% of the net assets of each Subaccount.)

      The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.

o     RETURNS BENEFIT CHARGE

--------------------------------------------------------------------------------

An annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value.

--------------------------------------------------------------------------------

      This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge equal to the greater of 0.40% of (i) the death benefit set forth in the rider or (ii) Accumulation Value. This annual charge is calculated and assessed on the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

o     TRANSFER FEE

--------------------------------------------------------------------------------

$10 per Subaccount transfer after 12 free transfers each Policy Year.

--------------------------------------------------------------------------------

      The first 12 transfers from Subaccounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.

o     PREMIUM TAX CHARGE

--------------------------------------------------------------------------------

Varies, up to 3.5%.

--------------------------------------------------------------------------------

      Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

o     OTHER TAXES

--------------------------------------------------------------------------------

Currently, NONE.

--------------------------------------------------------------------------------

      No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

o     OTHER EXPENSES; INVESTMENT ADVISORY FEES

--------------------------------------------------------------------------------

See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.

--------------------------------------------------------------------------------

      Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. These charges could be higher or lower in the future.

--------------------------------------------------------------------------------
POLICY DISTRIBUTIONS

      There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

o     WITHDRAWALS

--------------------------------------------------------------------------------

Withdrawals may be subject to:

      -     Income Tax

      -     Penalty Tax

      -     Withdrawal Charge

      -     Premium Tax Charge

--------------------------------------------------------------------------------

      You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Surrender requires you to return your Policy to us.

Free Partial Withdrawals

      Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

Systematic Withdrawal Plan

      The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules

      o Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.

      o Withdrawals are made first from Policy earnings, then as a return of purchase payments.

      o Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).

      o Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.

      o No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.

      o Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

      o Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.

      o Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.

      o Withdrawals may be restricted or prohibited for certain qualified policies.

o     ANNUITY PAYMENTS

--------------------------------------------------------------------------------

Annuity payments:

      -     may be fixed or variable;

      - may be subject to a withdrawal charge if made within 2 years of the last purchase payment;

      -     may be taxable, and if premature, subject to a tax penalty; and

      - a guaranteed minimum annuity purchase value will be credited if the returns benefit rider is elected.

--------------------------------------------------------------------------------

      A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

      Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.

      Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

      Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates and further information, may be obtained from us.

      Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

      Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

--------------------------------------------------------------------------------

"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.

--------------------------------------------------------------------------------

      The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

      Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

      If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

      Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

Annuity Starting Date

      You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

Transfers after the Annuity Starting Date

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Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.

--------------------------------------------------------------------------------

      After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s)' Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Selecting an Annuity Payout Option

--------------------------------------------------------------------------------

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

--------------------------------------------------------------------------------

      You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

      If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

Annuity Payout Options

      Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

      Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

      The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

      Guarantees available for the Lifetime Income Option

            Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

            Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)    Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

o     RETURNS BENEFIT RIDER

Introduction

      The returns benefit rider is available for an extra charge. If you exercise this rider, you will be guaranteed a minimum annuity purchase value. In addition, if you die before your Annuity Starting Date, you may be entitled to an increased death benefit. Finally, if you do not exercise the returns benefit rider, you may be entitled to a partial return of rider charges.

Death Benefit

      The death benefit provided by the returns benefit rider is equal to the greater of:

            (a) the death benefit provided by the death benefit provision of the Policy; or

            (b) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death.

Guaranteed Minimum Annuity Purchase Amount.

      If the returns benefit rider remains in force on the Annuity Starting Date, you will have the option of electing the guaranteed minimum annuity purchase value. The guaranteed minimum annuity purchase value will be equal to the greater of:

            (a) the annuity purchase value that you would receive under the terms of the Policy, applied to our current annuity payment rates; or

            (b) the death benefit amount computed as set forth in the rider (which is described above) applied to the applicable guaranteed annuity payment rate, which is also set forth in the rider.

      Several payout options are available under the returns benefit rider.

      Partial Return of Rider Charges. If you terminate the returns benefit rider at any time within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

      If you have not exercised the returns benefit rider by the Policy anniversary following your 85th birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.

      Annuity Starting Date. Under the terms of the rider, you choose the Annuity Starting Date, subject to the following rules:

            (a) the Annuity Starting Date cannot be earlier than the tenth anniversary of the Policy;

            (b) the latest Annuity Starting Date is the Policy anniversary following the Annuitant's 85th birthday; and

            (c)   the Annuity Starting Date must be a Policy Anniversary.

      You have the option of electing to take annuity payments under the terms of the Policy prior to the 10th Policy anniversary, or on a date other than the Policy anniversary after the 10th Policy anniversary, however, in that case the returns benefit rider will terminate and you will not be entitled to the partial refund of rider charges as described above.

      Annuity Starting Date Notice. We will send a letter to your last known address approximately 90 days prior to your Annuity Starting Date. This letter will explain that you have the following options:

            (a) you can elect to exercise the guaranteed minimum annuity payment option on your Annuity Starting Date; or

            (b)   you can elect the partial  return of rider charges  provision;
                  or

            (c) you can extend the Annuity Starting Date from one to five more Policy years, subject to the latest Annuity Starting Date allowed.

      If you do not make an election prior to the Annuity Starting Date, we will automatically extend the Annuity Starting Date for one more Policy Year, subject to the latest Annuity Starting Date allowed. If you elect the annuity purchase value set forth in the Policy rather than the guaranteed minimum annuity purchase value within the sixty day period prior to the Annuity Starting Date, such election will also be deemed an election of the partial return of rider charges provision.

      Rider Availability. The returns benefit rider is only available at the time the Policy is issued. The returns benefit rider may not be available in all states.

      Rider Cost. The charge for the rider is 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy Anniversary. If the rider is surrendered between Policy Anniversaries, we will deduct a pro rata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate accounts in accordance with the allocation of your Accumulation Value.

o     DEATH BENEFITS

--------------------------------------------------------------------------------

A death benefit is payable upon:

      -     the Policy is currently in force;

      -     receipt of Due Proof of Death of the first Owner to die;

      -     election of an annuity payout option (or lump-sum payment); and

      -     proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

--------------------------------------------------------------------------------

      We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

      If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy.

      If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

      If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

      We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

      If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. If the Beneficiary is the surviving spouse of the Owner, the spouse may either receive the death benefit and the Policy will terminate, or the spouse can continue the Policy in force as the Owner. The death benefit equals the greater of:

            1) your Policy's Accumulation Value (without deduction of a withdrawal charge) as of the end of the Business Day on which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or

            2) the sum of net purchase payments reduced proportionately by partial withdrawals.

      A withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

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For example,  assume that an Owner makes purchase  payments of $100,000 and that the Accumulation Value of the Policy is $80,000 at the end of the third Policy Year. If the Owner withdraws $20,000 from the Policy, the death benefit will be reduced by the same percentage as the Accumulation Value is reduced at the time of the withdrawal. In this example, since the Accumulation Value is reduced by 25% ($20,000 divided by $80,000), the death benefit will be reduced by the same percentage resulting in a death benefit of $75,000 ($100,000 x 25% = $25,000 reduction in death benefit). Note that the death benefit was reduced by a dollar amount that was greater than the withdrawal amount.

--------------------------------------------------------------------------------

      If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Enhanced Death Benefit

      The enhanced death benefit rider is only available to Owners under age 76 in lieu of the standard death benefit. The enhanced death benefit rider is not available for a Policy held in a retirement account, pension plan or other qualified plan. You cannot elect the enhanced death benefit rider and the returns benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.30% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.

      If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

            1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

            2) the greatest Anniversary Value(6) plus net purchase payments paid since that anniversary and reduced by any partial withdrawals made after that anniversary; and

            3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

      If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

            1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

            2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and

            3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest (4.5% if elected prior to May 1, 2003) up to a maximum of two times total net purchase payments.

Accidental Death Benefit

      If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

      For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

----------

(6) The Anniversary Value equals the Accumulation Value on a Policy anniversary.

Beneficiary

      When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

      You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

      If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

      If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

      If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

      Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

--------------------------------------------------------------------------------
FEDERAL TAX MATTERS

      The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

o     TAXATION OF NONQUALIFIED POLICIES

      If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

      The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      -     made on or after the taxpayer reaches age 59 1/2;

      -     made on or after an Owner's death;

      -     attributable to the taxpayer's becoming disabled; or

      - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or
(ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

o Tax Shelter Regulations. Prospective owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

o Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

o Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

o     TAXATION OF QUALIFIED POLICIES

      The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

o Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from a Roth IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

      Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

      "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

o     POSSIBLE TAX LAW CHANGES

      Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

      We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
MISCELLANEOUS

o     DISTRIBUTOR OF THE POLICIES

      Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 6.75% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the EXPENSES section of the Prospectus.

o     SALES TO EMPLOYEES

      Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

o     VOTING RIGHTS

      We are the legal owner of the shares of the investment portfolio held by the Variable Account and therefore have the right to vote on all matters submitted to shareholders of the investment portfolios. However, to the extent required by law, we will vote shares held in the Variable Account at meetings of the shareholders of the investment portfolios in accordance with instructions received from Policy Owners. The Series Funds, as mutual funds, generally do not hold regular annual shareholder meetings. To obtain voting instructions from Policy Owners before a meeting of shareholders of a particular investment portfolio, we may send voting instruction material, a voting instruction form and any other related material to Policy Owners with Accumulation Value in the Variable Account corresponding to that investment portfolio. We will vote shares held in a Variable Account for which no timely instructions are received in the same proportion as those shares for which voting instructions are received. If the applicable federal securities laws, regulations or interpretations thereof change to permit us to vote shares of the investment portfolios in our own right, then we may elect to do so. We may disregard Policy Owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment goals of one or more of the investment portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment adviser of an investment portfolio, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, Policy Owners will be advised of that action and of our reasons for doing so in our next report to Policy Owners.

o     DISTRIBUTION OF MATERIALS

      We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

o     LEGAL PROCEEDINGS

      United of Omaha and its affiliates, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no legal proceedings pending or threatened to which United of Omaha, the Variable Account, or MOIS is a party that are reasonably likely to materially affect the Variable Account, our ability to meet our obligations under the Policy, or MOIS's ability to perform its obligations as distributor of the Policies.

o     USA PATRIOT ACT NOTICE

The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

o     PRIVACY NOTICE

      We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the following page.

                      MUTUAL OF OMAHA and SECURITY BENEFIT

                      PRIVACY NOTICE - PERSONAL INFORMATION

                            For Plans Administered by
                                Security Benefit

--------------------------------------------------------------------------------

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies that own variable life insurance or annuities administered by certain subsidiaries of Security Benefit Corporation ("Security Benefit"). The Mutual of Omaha companies include:

      o     United of Omaha Life Insurance Company

      o     Companion Life Insurance Company

The Notice applies to our current as well as former customers.

                        Why You Are Receiving This Notice

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us.

Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice -- Medical Information", we do not disclose your medical information.

                              Personal Information

Personal Information means information that we collected about you, such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             Information We Collect

In the normal course of business we may collect Personal Information about you from:

      o     Applications or other forms we receive from you.

      o     Your transactions with us, such as your payment history.

      o     Your transactions with other companies.

                              Information We Share

In the normal course of business we may share your Personal Information among the Mutual of Omaha companies and Security Benefit. Depending on the products you have with us, the type of information we share could include:

      o     Your name.

      o     Your income.

      o     Your Social Security number.

      o     Other identifying information you give us.

      o     Your transactions with us, such as your payment history.

We do not share Personal Information outside of the Mutual of Omaha companies and Security Benefit except as required or permitted by law.

                         How We Protect Your Information

We do not sell information about current or former customers. We disclose information to third parties only as needed to process transactions or service your account. The Mutual of Omaha companies and Security Benefit will not otherwise share your Personal Information with third parties except as required or permitted by law.

We restrict access to your Personal Information. It is given only to the employees of the Mutual of Omaha companies and others, like Security Benefit, who need to know the information to process transactions or service your account.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

--------------------------------------------------------------------------------

DO YOU HAVE QUESTIONS?

If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact: Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Telephone 1-800-238-9354.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MC32773                               54

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION

      You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

      Here is the table of contents to our Statement of Additional Information:

            Contents                                           Page(s)
            ----------------------------------------------------------
            THE POLICY - GENERAL PROVISIONS                      2-3
               Owner and Joint Owner
               Entire Contract
               Deferment of Payment and Transfers
               Incontestability
               Misstatement of Age or Sex
               Nonparticipating
               Assignment
               Evidence of Age or Survival
            ----------------------------------------------------------
            FEDERAL TAX MATTERS                                  3-4
               Tax Status of the Policy
               Taxation of United of Omaha
            ----------------------------------------------------------
            STATE REGULATION OF UNITED OF OMAHA                   4
            ----------------------------------------------------------
            ADMINISTRATION                                        4
            ----------------------------------------------------------
            RECORDS AND REPORTS                                   4
            ----------------------------------------------------------
            DISTRIBUTION OF THE POLICIES                          4
            ----------------------------------------------------------
            CUSTODY OF ASSETS                                     4
            ----------------------------------------------------------
            OTHER INFORMATION                                     5
            ----------------------------------------------------------
            FINANCIAL STATEMENTS                                  5
            ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2006 by calling 1-800-238-9354 or by writing to us at: Security Benefit Group of Companies, United of Omaha Variable Product Services, P.O. Box 750497, Topeka, Kansas 66675-0497. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.

          This Statement of Additional Information is not a prospectus.
 You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.


Dated:  May 1, 2006

                                    Contents                   Page(s)
              -----------------------------------------------------------
              The Policy - General Provisions                    2-3
                 Owner and Joint Owner
                 Entire Contract
                 Deferment of Payment and Transfers
                 Incontestability
                 Misstatement of Age or Sex
                 Nonparticipating
                 Assignment
                 Evidence of Age or Survival
              -----------------------------------------------------------
              Federal Tax Matters                                3-4
                 Tax Status of the Policy
                 Taxation of United of Omaha
              -----------------------------------------------------------
              State Regulation of United of Omaha                 4
              -----------------------------------------------------------
              Administration                                      4
              -----------------------------------------------------------
              Records and Reports                                 4
              -----------------------------------------------------------
              Distribution of the Policies                        4
              -----------------------------------------------------------
              Custody of Assets                                   5
              -----------------------------------------------------------
              Other Information                                   5
              -----------------------------------------------------------
              Financial Statements                                5
              -----------------------------------------------------------

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

     THE POLICY - GENERAL PROVISIONS

Owner and Joint Owner

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract

     The entire contract is the Policy, as well as the data page and any riders to the Policy and any endorsements or amendments to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;

     (b)  trading on the New York Stock Exchange is restricted;

     (c) an emergency exists as determined by the Securities and Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or

     (d) the Securities and Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities and Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex

     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. We are not responsible for the validity or effect of any assignment. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

     FEDERAL TAX MATTERS

Tax Status of the Policy

     Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. ss. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfy all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of United of Omaha

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

     STATE REGULATION OF UNITED OF OMAHA

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examinations to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

     ADMINISTRATION

     Security Benefit Life Insurance Company, One Security Benefit Place, Topeka, Kansas 66636-0001, administers the Policies on our behalf pursuant to a coinsurance agreement dated as of February 10, 2004 and an administrative services agreement dated April 20, 2004.

     RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

     DISTRIBUTION OF THE POLICIES

     We have discontinued the offering of the Policies as of June 1, 2003.


     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies have been distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 2005, we paid $287,201 in total compensation to MOIS; of this amount MOIS retained $84,236 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2004, these amounts were $368,649 and $63,653, respectively. In 2003, these amounts were $497,396 and $25,641 respectively.


     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

     CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

     OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

     FINANCIAL STATEMENTS


     The financial statements of each of the Subaccounts which comprise United of Omaha Separate Account C as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The statutory financial statements of United of Omaha Life Insurance Company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


     The financial statements should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in each of the Subaccounts of United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is First National Tower, 1601 Dodge Street, Suite 3100, Omaha, Nebraska 68102.

United of Omaha Life
Insurance Company
(A Wholly-Owned Subsidiary of
Mutual of Omaha Insurance Company)

Statutory Financial Statements as of
December 31, 2005 and 2004 and for the
years ended December 31, 2005, 2004 and 2003 and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2005 and 2004, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Nebraska Department of Insurance, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 18.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2005.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of United of Omaha Life Insurance Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 26, 2006

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
AS OF DECEMBER 31, 2005 AND 2004
--------------------------------------------------------------------------------

                                                                              2005               2004
ADMITTED ASSETS

Cash and invested assets:
   Bonds                                                                $  9,313,101,230   $  9,594,289,335
   Common stocks - unaffiliated                                               13,286,220          1,345,678
   Common stocks - affiliated                                                 72,047,842         75,908,613
   Mortgage loans                                                            981,545,665        846,410,992
   Real estate properties occupied by the Company, net of accumulated
      depreciation of $83,716,461 in 2005 and $80,358,161 in 2004             71,152,214         66,002,016
   Investment real estate, net of accumulated depreciation
      of $518,425 in 2005 and $507,728 in 2004                                   243,343            254,040
   Real estate held for sale, net of accumulated depreciation of
      $15,440 in 2004                                                                 --          1,571,138
   Contract loans                                                            155,058,688        154,352,928
   Cash and cash equivalents                                                  54,572,525         62,132,284
   Short-term investments                                                      1,102,003          1,700,001
   Other invested assets                                                     198,656,154        227,059,644
                                                                        ----------------   ----------------
         Total cash and invested assets                                   10,860,765,884     11,031,026,669

Investment income due and accrued                                             88,881,685         91,348,003
Premiums deferred and uncollected                                            219,090,585        203,938,161
Reinsurance recoverable                                                      145,198,636        146,342,339
Receivable from parent, subsidiaries and affiliates                               57,245             32,200
Federal income taxes receivable                                               25,426,348                 --
Net deferred tax assets                                                       74,537,602        102,966,119
Other assets                                                                   7,720,650         14,095,526
Separate accounts assets                                                   1,382,166,418      1,325,701,438
                                                                        ----------------   ----------------

         Total admitted assets                                          $ 12,803,845,053   $ 12,915,450,455
                                                                        ================   ================
LIABILITIES

Policy reserves:
   Aggregate reserve for policies and contracts                         $  8,097,645,723   $  8,164,625,549
   Deposit-type contracts                                                  1,575,059,830      1,686,701,012
   Policy and contract claims                                                 91,832,276         84,666,667
   Other                                                                     155,567,712        130,928,709
                                                                        ----------------   ----------------
         Total policy reserves                                             9,920,105,541     10,066,921,937

Interest maintenance reserve                                                  42,419,982         46,129,553
Asset valuation reserve                                                       22,575,330         34,853,433
General expenses and taxes due or accrued                                      8,760,200         10,232,288
Federal income taxes due or accrued                                                4,177         18,720,322
Payable to parent, subsidiaries and affiliates                                20,920,537         17,822,508
Other liabilities                                                            198,696,949        171,828,843
Separate accounts liabilities                                              1,382,166,418      1,325,701,438
                                                                        ----------------   ----------------
         Total liabilities                                                11,595,649,134     11,692,210,322
                                                                        ----------------   ----------------
SURPLUS

Capital stock, $10 par value, 900,000 shares authorized, issued and
   outstanding                                                                 9,000,000          9,000,000
Gross paid-in and contributed surplus                                        362,723,580        362,723,580
Unassigned surplus                                                           836,472,339        851,516,553
                                                                        ----------------   ----------------
         Total surplus                                                     1,208,195,919      1,223,240,133
                                                                        ----------------   ----------------

         Total liabilities and surplus                                  $ 12,803,845,053   $ 12,915,450,455
                                                                        ================   ================

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                          2005              2004              2003
Income:
   Net premiums and annuity considerations                          $ 1,213,707,017   $ 1,294,387,151   $ 1,436,257,064
   Net investment income                                                692,625,514       668,160,442       684,414,445
   Other income                                                          61,165,227        63,995,665        84,926,596
                                                                    ---------------   ---------------   ---------------

      Total income                                                    1,967,497,758     2,026,543,258     2,205,598,105
                                                                    ---------------   ---------------   ---------------

Benefits and expenses:
   Policyholder benefits                                              1,524,905,581     1,268,680,237     1,249,954,291
   Increase (decrease) in reserves                                      (66,493,310)      282,468,327       484,149,140
   Commissions                                                          123,978,333       127,259,321       122,367,272
   Operating expenses                                                   301,424,093       285,084,337       287,342,208
   Net transfers to (from) separate accounts                                     --                81       (92,078,732)
                                                                    ---------------   ---------------   ---------------

      Total benefits and expenses                                     1,883,814,697     1,963,492,303     2,051,734,179
                                                                    ---------------   ---------------   ---------------

      Net gain from operations before federal
         income taxes and net realized capital losses                    83,683,061        63,050,955       153,863,926

Federal income taxes                                                     17,051,230        14,181,552        64,033,815
                                                                    ---------------   ---------------   ---------------

      Net gain from operations before net realized capital losses        66,631,831        48,869,403        89,830,111

Net realized capital losses, net of taxes (benefits)
   of ($40,535,011), $13,309,051 and $18,239,164 and
   transfers to the interest maintenance reserve of
   $3,957,299, $25,158,146 and $25,302,897, respectively                (30,182,153)     (132,927,735)      (50,838,744)
                                                                    ---------------   ---------------   ---------------

      Net income (loss)                                             $    36,449,678   $   (84,058,332)  $    38,991,367
                                                                    ===============   ===============   ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                 2005              2004              2003
Capital stock                                              $     9,000,000   $     9,000,000   $     9,000,000
                                                           ---------------   ---------------   ---------------

Gross paid-in and contributed surplus:
   Balance at beginning of year                                362,723,580       162,723,580       162,723,580
   Capital contribution                                                 --       200,000,000                --
                                                           ---------------   ---------------   ---------------
   Balance at end of year                                      362,723,580       362,723,580       162,723,580
                                                           ---------------   ---------------   ---------------

Unassigned surplus:
   Balance at beginning of year                                851,516,553       875,242,600       828,334,580
   Net income (loss)                                            36,449,678       (84,058,332)       38,991,367
   Dividends to parent                                         (35,000,000)               --                --
   Change in:
      Net unrealized capital gains (losses), net of
         taxes of $2,558,715, $6,225,961 and $5,839,308,
         respectively                                              894,127         1,227,096        10,224,865
      Net deferred income taxes                                (23,965,145)       51,210,475        28,819,276
      Non-admitted assets                                         (114,387)      (13,336,404)      (26,702,079)
      Asset valuation reserve                                   12,278,103        27,757,901       (26,522,266)
      Deferred gain on coinsurance, net of taxes
         of $3,034,952, $3,514,422 and $11,879,000,
         respectively                                           (5,636,339)       (6,526,783)       22,061,000
   Other, net                                                       49,749                --            35,857
                                                           ---------------   ---------------   ---------------

   Balance at end of year                                      836,472,339       851,516,553       875,242,600
                                                           ---------------   ---------------   ---------------

Total surplus                                              $ 1,208,195,919   $ 1,223,240,133   $ 1,046,966,180
                                                           ===============   ===============   ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                              2005              2004              2003
Cash from (used for) operations:
   Net premiums and annuity considerations                              $ 1,202,196,262   $ 1,225,889,061   $ 1,475,917,856
   Net investment income                                                    672,735,134       654,905,625       659,334,062
   Other income                                                              63,566,961        61,222,051        83,315,987
   Policyholder benefits                                                 (1,517,705,065)   (1,274,208,829)   (1,240,079,324)
   Net transfers (to) from separate accounts                                   (123,848)          (64,135)      103,116,908
   Commissions and operating expenses                                      (426,611,153)     (414,491,388)     (403,457,685)
   Federal income taxes paid to parent                                      (20,658,712)      (47,159,596)      (49,771,180)
                                                                        ---------------   ---------------   ---------------
         Net cash from (used for) operations                                (26,600,421)      206,092,789       628,376,624
                                                                        ---------------   ---------------   ---------------

Cash from (used for) investments:
   Proceeds from investments sold, matured or repaid:
      Bonds                                                               2,179,829,295     2,473,581,446     3,012,602,112
      Common stocks                                                           8,436,133        55,192,245         3,764,030
      Mortgage loans                                                        196,955,185       292,247,592       124,937,205
      Real estate                                                             2,005,491         4,516,246         5,800,000
      Other invested assets                                                  71,394,147        30,384,473        50,817,430
      Net gains on cash and short-term investments                               24,955            14,085            27,674
      Miscellaneous proceeds                                                  3,378,584         1,089,423           629,444
   Cost of investments acquired:
      Bonds                                                              (1,930,489,316)   (2,781,411,465)   (3,476,024,889)
      Common stocks                                                         (20,651,741)       (1,437,261)       (4,902,418)
      Mortgage loans                                                       (332,561,708)     (203,424,945)     (241,815,073)
      Real estate                                                            (8,682,388)       (4,648,690)       (3,034,914)
      Other invested assets                                                 (79,102,378)      (77,164,365)      (77,636,689)
      Miscellaneous applications                                            (11,348,000)      (15,573,514)       (7,727,535)
      Net increase in contract loans                                           (705,760)       (2,804,856)       (1,310,385)
                                                                        ---------------   ---------------   ---------------
            Net cash from (used for) investments                             78,482,499      (229,439,586)     (613,874,008)
                                                                        ---------------   ---------------   ---------------

Cash from (used for) financing and miscellaneous sources:
   Capital contribution                                                              --       200,000,000                --
   Borrowed funds received (paid)                                            79,000,000      (107,000,000)      149,000,000
   Net decrease in deposit-type contracts                                  (111,641,182)     (110,250,532)     (198,412,404)
   Dividends to parent                                                      (35,000,000)               --                --
   Other cash provided                                                        7,601,347        19,020,885        32,353,516
                                                                        ---------------   ---------------   ---------------
         Net cash from (used for) financing and miscellaneous sources       (60,039,835)        1,770,353       (17,058,888)
                                                                        ---------------   ---------------   ---------------

Net change in cash and cash equivalents and short-term investments           (8,157,757)      (21,576,444)       (2,556,272)

Cash and cash equivalents and short-term investments:
   Beginning of year                                                         63,832,285        85,408,729        87,965,001
                                                                        ---------------   ---------------   ---------------

   End of year                                                          $    55,674,528   $    63,832,285   $    85,408,729
                                                                        ===============   ===============   ===============

Non-cash transactions:
   Real estate acquired in satisfaction of debt                         $            --   $     1,586,578   $     1,498,322
                                                                        ===============   ===============   ===============
   Capital contributions received                                       $            --   $    77,681,361   $            --
                                                                        ===============   ===============   ===============

The accompanying notes are an integral part of these statutory financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of Mutual of Omaha Insurance Company)

NOTES TO STATUTORY FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
--------------------------------------------------------------------------------

1.    NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Nature of Operations - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the state of Nebraska. At December 31, 2005, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"); United World Life Insurance Company ("United World") and Mutual of Omaha Structured Settlement Company of New York, Inc. In 2004 the Company also owned 100% of the outstanding common stock of Mutual of Omaha Structured Settlement Company-Connecticut.

      The Company provides a wide array of financial products and services to a broad range of institutional and individual customers and is licensed in all 50 of the United States, its territories and the District of Columbia. Principal products and services provided include individual and group health insurance, life insurance, annuities and retirement plans.

      Basis of Presentation - The accompanying statutory financial statements have been prepared in conformity with accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. The state of Nebraska has adopted the National Association of Insurance Commissioners' statutory accounting principles ("NAIC SAP") as the basis of its statutory accounting practices. The Commissioner of the State of Nebraska Department of Insurance has the right to permit other specific practices that may deviate from NAIC SAP.

      The accompanying statutory financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The most significant differences include:

            (a) Bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based upon their classification according to the Company's ability and intent to hold or trade the securities.

            (b) Acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred, while under GAAP they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits.

            (c) NAIC SAP requires an amount be recorded for deferred taxes; however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the statutory statements of operations.

            (d) Statutory policy reserves are based on morbidity and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. The effect on reserves, if any, due to a change in valuation basis is recorded directly to unassigned surplus rather than included in the determination of net gain (loss) from operations. GAAP policy reserves are based on the Company's estimates of morbidity, interest and withdrawals.

            (e) The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only in the statutory financial statements.

            (f) Assets are reported under NAIC SAP at admitted asset value and non-admitted assets are excluded through a charge to surplus, while under GAAP, non-admitted assets are reinstated to the balance sheet, net of any valuation allowance.

            (g) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees that are recognized when assessed against the policyholder account balance. Premium receipts and benefits paid are considered deposits and withdrawals, respectively, and are recorded as or against interest-bearing liabilities.

            (h) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP they are reported as an asset.

            (i) Comprehensive income and its components are not presented in the statutory financial statements.

            (j) Subsidiaries are included as common stock carried under the equity method, with the equity in the operating results of subsidiaries credited or charged directly to the Company's surplus for NAIC SAP. GAAP requires either consolidation or equity method reporting with operating results of subsidiaries reflected in the income statement.

      Use of Estimates - The preparation of financial statements in accordance with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. The most significant estimates include those used in determining investment valuation, aggregate reserves for policies and contracts, policy and contract claims and deferred taxes. Actual results could differ from those estimates.

      The process of determining the fair value of investments and whether or not an investment is recoverable relies on projections of future cash flows, investment operating results and market conditions. Projections are inherently uncertain and, accordingly, actual future cash flows may differ materially from projected cash flows. As a result, the Company's investment valuations are susceptible to the risk inherent in making such projections.

      Due to the length of annuity and life insurance contracts and the risks involved, the process of estimating the aggregate reserve for policies and contracts is inherently uncertain. Aggregate reserves are estimated using mortality tables and interest-rate assumptions. Actual mortality and interest rates are likely to differ.

      Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made.

      Investments - Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by loans are stated at amortized cost using the scientific method; except for bonds that are in or near default which are stated at lower of amortized cost or fair value.

      Loan-backed securities and structured securities are included in bonds in the statutory statements of admitted assets, liabilities and surplus and are stated at amortized cost; except for loan-backed securities and structured securities that are in or near default, which are stated at lower of amortized cost or fair value. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments from the date of purchase. Prepayment assumptions for loan-backed securities are based on original term sheets, offer memoranda, historical performance or other forecasts. Changes in estimated cash flows due to changes in estimated prepayments are accounted for using the retrospective method.

      Common stocks of unaffiliated companies are stated at NAIC market value and common stocks of affiliated companies (principally insurance companies) are carried on the statutory equity method. Changes in the carrying value are recorded as a change in net unrealized capital gains (losses), a component of surplus. Dividends are reported in net investment income.

      Mortgage loans and contract loans are carried at the unpaid principal balance. Mortgage loan participations purchased from one loan originator comprise 60% of the portfolio in 2005 and 40% in 2004.

      Home office and investment real estate are valued at cost, less accumulated depreciation. Depreciation is provided on the straight-line method over the estimated useful lives, generally forty years, of the related assets. Real estate held for sale is valued at the lower of depreciated cost or estimated fair value, less estimated selling expenses.

      Cash equivalents are highly liquid debt securities purchased with an original maturity of less than three months. Cash equivalents are carried at cost, which approximates fair value.

      Short-term investments include investments whose original maturities are one year or less and are stated at cost, which approximates fair value.

      Other invested assets include investments in limited partnerships, interests in airline collateral received in restructuring, receivables for securities, long-term receivables, and derivative financial instruments. Limited partnerships are carried at their underlying GAAP equity with changes recorded in unrealized gains (losses) through surplus. Interests in airline collateral received in restructuring are carried at estimated fair value.

      When derivative financial instruments meet specific criteria they may be designated as accounting hedges and accounted for on either a fair value or amortized cost basis, in a manner consistent with the item hedged. Derivative financial instruments that are not designated as accounting hedges are accounted for on a fair value basis with changes recorded in unrealized gains (losses) through surplus.

      Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended when mortgage-backed or asset-backed securities are in default or when the receipt of interest payments is in doubt. Realized gains and losses on the sale of investments are determined on the specific identification basis.

      Investment income due or accrued for which it is probable the balance is uncollectible is written off and charged to investment income. Investment income due or accrued deemed collectible on mortgage loans in default that is more than 180 days past due is non-admitted. All other investment income due or accrued deemed collectible that is more than 90 days past due is non-admitted.

      Property - Property is carried at cost less accumulated depreciation and amortization. The Company provides for depreciation of property using straight-line methods over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally depreciated over three to twenty years. Depreciation and amortization expense was $4,172,361, $4,050,484 and $3,993,086 for the years ended December 31, 2005, 2004 and 2003, respectively.

      Electronic Data Processing ("EDP") Equipment and Software - EDP equipment and operating and nonoperating software are carried at cost less accumulated depreciation or amortization and are included in other assets. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years. Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

      Separate Accounts -The assets of the separate accounts in the statutory statements of admitted assets, liabilities and surplus are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and life insurance contracts and group annuity contracts. Separate account assets are segregated and are not subject to claims that arise out of any other business of the Company. Deposits and premiums received from and benefits paid to separate account contract holders are reflected in the statutory statements of operations, but are offset by transfers to and from the separate accounts. Investment income and realized capital gains (losses) on the separate accounts are reflected net of amounts credited to contract holders in the statutory statements of operations. Mortality, policy administration and surrender charges to all separate accounts are included in other income.

      Policy Reserves and Deposit-Type Contracts - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. In 2005, reserves for life policies were computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (1941, 1958, 1980 and 2001 CSO tables) prescribed by regulatory authorities. Annuity reserves were calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standard Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 4.00% to 7.50%; the 1983a Individual Annuity Mortality Table with interest rates ranging from 4.75% to 9.25%; the Annuity 2000 Mortality Table with interest rates ranging from 4.50% to 7.00%; the 1994 Variable Annuity Mortality Table with interest rates ranging from 4.75% to 7.50%; the 1971 Group Annuity Mortality Table with interest rates ranging from 6.00% to 11.25%; the 1983 Group Annuity Mortality Table with interest rates ranging from 4.75% to 11.00%; or the 1994 Group Annuity Reserving Table with interest rates ranging from 2.91% to 7.00%. In 2004, reserves for life policies were computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (1941, 1958, and 1980 CSO tables) prescribed by regulatory authorities. Annuity reserves were calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") based primarily upon the 1937 Standard Annuity Table with interest rates ranging from 2.5% to 3.5%; the 1971 Individual Annuity Mortality Table with interest rates ranging from 3.5% to 4.0%; the 1983a Individual Annuity Mortality Table with interest rates ranging from 4.75% to 9.25%; the Annuity 2000 Mortality Table with interest rates ranging from 4.00% to

      7.00%; the 1994 Variable Annuity Mortality Table with interest rates ranging from 4.75% to 7.50%; the 1971 Group Annuity Mortality Table with interest rates ranging from 6.00% to 11.25%; the 1983 Group Annuity Mortality Table with interest rates ranging from 4.75% to 11.00%; or the 1994 Group Annuity Reserving Table with interest rates ranging from 2.91% to 7.00%.

      Reserves for deposit-type contracts are equal to deposits received and interest credited to the benefit of contract holders, less withdrawals that represent a return to the contract holder. Tabular interest on deposit-type contracts is calculated by formula as described in the annual statement instructions.

      Policy and contract claims represent the amounts estimated for claims that have been reported but not settled and estimates for claims incurred but not reported. Policy and contract claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are reflected in operations in the year they are made. Claim adjustment expenses are accrued and included in general expenses and taxes due or accrued.

      Reinsurance - In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations. Balances are included in the statutory statements of admitted assets, liabilities and surplus and the statutory statements of operations, net of reinsurance.

      Amounts recoverable from reinsurers are based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the amounts recoverable are appropriately established.

      During 2003, the Company ceased underwriting its variable life and annuity products. Effective December 31, 2003, the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity business on an indemnity basis. In 2003, these reinsurance agreements resulted in a deferred gain of $22,061,000 (net of taxes of $11,879,000), which is reflected in unassigned surplus and will be amortized into operations as earnings emerge from the business reinsured. During 2005 and 2004, the Company amortized $5,636,339 (net of taxes of $3,034,952) and $6,526,783 (net of taxes of $3,514,422), respectively.

      Asset Valuation Reserve and Interest Maintenance Reserve - The Company establishes certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's investments in bonds, common stocks, mortgage loans, real estate and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains (losses), other than those resulting from interest-rate changes, are credited or charged to the AVR.

      The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain other investments that result from interest-rate changes. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investments. Amortization included in net investment income was $7,666,870, $6,036,972 and $2,488,091 for 2005, 2004
      and 2003, respectively.

      Premiums and Annuity Considerations and Related Commissions - Premiums are recognized as income over the premium-paying period of the policies. Annuity considerations are recognized as revenue when received. Consideration received on deposit-type funds, which did not contain any life contingencies, is recorded directly to the related liability. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

      Fair Values of Financial Instruments - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

            Bonds - The fair values for bonds, including loan-backed securities, are based on quoted market prices, where available. For bonds for which market values are not readily available, fair values were estimated by the Company using projected future cash flows, current market rates, credit quality and maturity date.

            Common Stocks - Unaffiliated - The fair values for unaffiliated common stocks are based on NAIC market value.

            Mortgage Loans - The fair values for mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk.

            Contract Loans -Contract loans are stated at the aggregate unpaid balance as management has determined that it is not practicable to estimate the fair value.

            Cash and Cash Equivalents and Short-Term Investments - The carrying amounts for these instruments approximate their fair values.

            Deposit-Type Contracts - The fair values of deposit-type contracts are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the deposit-type contracts being valued.

            Derivative Financial Instruments - The fair value of the Company's derivative instruments, including foreign-currency swaps, interest-rate swaps, and interest-rate caps are based upon quotations obtained from dealers or other reliable sources.

            Short-Term Borrowings - The carrying amounts for short-term borrowings approximate their fair value.

      Vulnerability Due to Certain Risks and Concentrations - The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

            Legal/regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products. The Company monitors economic and regulatory developments that have the potential to impact its business.

            Interest-rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

            Credit risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers who owe the Company money, will not pay.

      Other-Than-Temporary Declines in Fair Value - The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other-than-temporary. Some factors considered in evaluating whether or not a decline in fair value is other than temporary include: the Company's ability and intent to retain the investment for a period of time sufficient to allow for a recovery in value; the duration and extent to which the fair value has been less than cost; and the financial condition and prospects of the issuer.

      The Company recognizes other-than-temporary impairments of bonds not backed by loans when it is either probable that the Company will not collect all amounts due according to the contractual terms of the bond in effect at the date of acquisition or when the Company has made a decision to sell the bond prior to its maturity at an amount below its amortized cost. When an other-than-temporary impairment is recognized, the bond is written down to fair value and the amount of the write down is recorded as a realized capital loss.

      For loan-backed securities, other-than-temporary impairments are recognized when a revaluation based on new prepayment assumptions results in a negative yield. When an other-than-temporary impairment is recognized, the cost basis of the loan-backed security is written down to the undiscounted estimated future cash flows and the amount of the write down is recorded as a realized capital loss.

      The Company recognizes other-than-temporary impairments of limited partnerships when the underlying GAAP equity of the partnership is less than 80% of amortized cost. When an other-than-temporary impairment is recognized, the limited partnership is written down to fair value and the amount of the impairment is recorded as a realized capital loss.

      Accounting Pronouncements - In 2005, the Company adopted Statement of Statutory Accounting Principle ("SSAP") No. 88, Investments in Subsidiary, Controlled and Affiliated ("SCA") Entities, A Replacement of SSAP No. 46 ("SSAP No. 88"), which provides new guidance for investments in foreign insurance subsidiaries and certain non-insurance subsidiaries. Under the provisions of SSAP No. 88, (1) foreign insurance subsidiaries are valued using GAAP equity adjusted for assets that are disallowed under statutory accounting; (2) non-insurance subsidiaries are carried at GAAP equity unless they receive 20% or more of their revenue from the Company or its affiliates and have no significant operations; and (3) the financial statements of non-insurance subsidiaries, joint ventures, partnerships and limited liability companies are required to undergo audits in accordance with GAAP, otherwise the investment is non-admitted. Prior to 2005, the financial statements of non-insurance subsidiaries were not required to be audited and the financial statements of foreign insurance subsidiaries were not required to be audited on a United States GAAP basis. The adoption of SSAP No. 88 did not have a material impact on the Company's financial statements.

      In June 2005, the NAIC issued SSAP No. 93, Accounting for Low-Income Housing Tax Credit Property Investments ("SSAP No. 93"). SSAP No. 93 is effective beginning January 1, 2006, however, early adoption is permitted. SSAP No. 93 adopts GAAP guidance for low-income housing tax credits provided in Emerging Issues Task Force No. 94-1: Accounting for Tax Benefits Resulting from Investments in Affordable Housing Projects with certain modifications. Under the provisions of SSAP No. 93, federal tax credits are recognized in the income statement as an offset to federal income taxes in the tax-reporting year in which the tax credits are utilized. Federal tax benefits, other than tax credits, are amortized and included in net investment income. State tax credits are recognized as an offset to state premium or income taxes. The early adoption of the requirements of SSAP No. 93 in 2005 did not have a material impact on the Company's financial statements.

      Reclassifications - Certain reclassifications have been made to the 2004 and 2003 financial statement items to conform to the 2005 presentation. Such reclassifications were not material, either individually or in the aggregate, to the Company's financial statements.

2.    INVESTMENTS

      Bonds - The carrying value and estimated fair value of investments in bonds, including loan-backed securities, by type were as follows:

                                                            Gross            Gross
                                          Carrying        Unrealized      Unrealized        Estimated
At December 31, 2005:                      Value            Gains           Losses          Fair Value
U.S. Government                       $   296,421,328   $   4,350,069   $   (4,147,340)  $   296,624,057
States, territories and possessions           534,029           3,177               --           537,206
Special revenue                            30,991,634       3,435,375          (10,205)       34,416,804
Public utilities                          445,616,953      26,085,357       (4,360,111)      467,342,199
Industrial and miscellaneous            3,580,379,980     166,544,486      (36,308,488)    3,710,615,978
Mortgage-backed securities              3,228,370,131      91,541,921      (55,599,992)    3,264,312,060
Asset-backed securities                 1,730,787,175      27,297,393      (11,649,601)    1,746,434,967
                                      ---------------   -------------   --------------   ---------------

    Total                             $ 9,313,101,230   $ 319,257,778   $ (112,075,737)  $ 9,520,283,271
                                      ===============   =============   ==============   ===============

                                                            Gross           Gross
                                          Carrying        Unrealized      Unrealized        Estimated
At December 31, 2004:                      Value            Gains           Losses          Fair Value
U.S. Government                       $   199,510,262   $   3,184,618   $     (901,084)  $   201,793,796
States, territories and possessions           539,069          15,551               --           554,620
Special revenue                            41,476,488       6,361,555               --        47,838,043
Public utilities                          481,818,034      33,180,282       (2,544,381)      512,453,935
Industrial and miscellaneous            3,667,945,517     249,889,924      (24,701,674)    3,893,133,767
Mortgage-backed securities              3,223,344,932     118,739,690      (28,854,213)    3,313,230,409
Asset-backed securities                 1,979,655,033      32,663,266      (28,295,136)    1,984,023,163
                                      ---------------   -------------   --------------   ---------------

   Total                              $ 9,594,289,335   $ 444,034,886   $  (85,296,488)  $ 9,953,027,733
                                      ===============   =============   ==============   ===============

      Bonds that were in or near default (NAIC 6) at December 31, 2005 and 2004 were carried at fair value, which was $992,621 and $11,653,583, respectively, less than amortized cost.

      At December 31, 2005 and 2004, the Company had manufactured housing asset-backed securities with carrying values of $330,054,171 and $464,133,590 and fair values of $333,355,000 and $461,985,813, respectively. These securities represent investments in tranches of securitized manufactured housing mortgage portfolios, most of which are not readily marketable. Fair values were based upon the Company's assumptions as to expected future cash flows, current market rates and credit quality of the issuers. Differences between the securitized portfolios' actual cash flows and those assumed by the Company may result in material differences between current estimates of fair values and amounts ultimately collected on the Company's investments in these securities.

      The Company's bond portfolio is primarily comprised of investment grade securities. Based upon ratings by the NAIC, investment grade bonds comprised 95.3% and 91.7% of the Company's total bond portfolio at December 31, 2005 and 2004, respectively.

      An aging of unrealized losses on the Company's investments in bonds at December 31, 2005 and 2004 was as follows:

                                                       December 31, 2005
                   ----------------------------------------------------------------------------------------------------
                          Less than One Year                 One Year or More                        Total
                      Estimated          Gross          Estimated          Gross          Estimated           Gross
                         Fair          Unrealized          Fair          Unrealized         Fair            Unrealized
                        Value            Losses           Value            Losses           Value             Losses
U.S. Government    $   176,588,768   $  (2,623,621)  $    45,065,289   $  (1,523,719)  $   221,654,057   $   (4,147,340)
Special revenue            600,824         (10,205)               --              --           600,824          (10,205)
Public utilities        89,271,422      (2,424,118)       36,024,580      (1,935,993)      125,296,002       (4,360,111)
Industrial and
   miscellaneous       911,892,821     (17,694,792)      418,770,279     (18,613,696)    1,330,663,100      (36,308,488)
Mortgage-backed
   securities        1,292,270,057     (31,380,242)      612,363,830     (24,219,750)    1,904,633,887      (55,599,992)
Asset-backed
   securities          413,560,674      (6,197,072)      190,049,416      (5,452,529)      603,610,090      (11,649,601)
                   ---------------   -------------   ---------------   -------------   ---------------   --------------

Total              $ 2,884,184,566   $ (60,330,050)  $ 1,302,273,394   $ (51,745,687)  $ 4,186,457,960   $ (112,075,737)
                   ===============   =============   ===============   =============   ===============   ==============

                                                       December 31, 2004
                   ----------------------------------------------------------------------------------------------------
                          Less than One Year                 One Year or More                        Total
                      Estimated          Gross          Estimated          Gross          Estimated           Gross
                         Fair          Unrealized          Fair          Unrealized         Fair            Unrealized
                        Value            Losses           Value            Losses           Value             Losses
U.S. Government    $   107,895,809   $    (854,802)   $    5,406,650   $     (46,283)  $   113,302,459   $     (901,085)
Public utilities        65,800,523      (1,894,421)       12,328,100        (649,960)       78,128,623       (2,544,381)
Industrial and
   miscellaneous       529,145,362     (14,019,853)      231,209,758     (10,681,820)      760,355,120      (24,701,673)
Mortgage-backed
   securities          815,915,759     (14,039,648)      321,881,506     (14,814,565)    1,137,797,265      (28,854,213)
Asset-backed
   securities          634,945,384     (19,307,857)      215,093,586      (8,987,279)      850,038,970      (28,295,136)
                   ---------------   -------------   ---------------   -------------   ---------------   --------------

Total              $ 2,153,702,837   $ (50,116,581)   $  785,919,600   $ (35,179,907)  $ 2,939,622,437   $  (85,296,488)
                   ===============   =============   ===============   =============   ===============   ==============

      The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of factors, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the indicated unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2005 were temporary.

      At December 31, 2005, there were 343 securities in an indicated unrealized loss position for less than twelve months with a fair value of $2,884,184,566, unrealized losses of $60,330,050 and an average price of
      98. Of these securities, 97% were investment grade, with associated unrealized losses of $57,424,360. At December 31, 2005, there were 155 securities that had indicated unrealized losses for twelve months or more. A description of the factors contributing to the unrealized loss positions for the various security types and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

      At December 31, 2005, the unrealized losses relating to U.S. Government and public utilities securities were attributed to changes in interest rates. Industrial and miscellaneous securities in an unrealized loss position for less than twelve months, 143 securities, had an indicated gross unrealized loss of $17,694,792 at December 31, 2005. Industrial and miscellaneous securities in an unrealized loss position for twelve months or more, 60 securities, had an indicated gross unrealized loss of $18,613,696 at December 31, 2005; 97% were investment grade with an average credit rating of Baa1 and an average price of 96. None of these securities had indicated unrealized losses greater than 20% of their amortized cost. The total indicated gross unrealized losses in the industrial and miscellaneous securities portfolio increased from $24,701,673 to $36,308,488 at December 31, 2004 and 2005, respectively. Improved credit ratings and other-than-temporary losses recorded offset indicated increases in unrealized losses related to changes in interest rates. Based on the Company's intent and ability to hold these securities and cash flow estimates that indicate full recovery of amortized cost, the Company concluded that the declines in the fair values of the Company's investments in industrial and miscellaneous securities at December 31, 2005 were temporary.

      Mortgage-backed securities are primarily supported by mortgage loans insured or guaranteed by agencies of the United States government. At December 31, 2005, there were 110 securities with an indicated unrealized loss position of less than twelve months and 52 securities with an indicated unrealized loss position for twelve months or more, all of which have indicated unrealized losses that were less than 10% of amortized cost. The average price and credit rating for securities with indicated unrealized losses greater than twelve months is 97 and Aaa, respectively. The indicated gross unrealized losses in this category increased from $28,854,213 to $55,599,992 at December 31, 2004 and 2005, respectively, due to changes in prepayment expectations caused by the current economic environment and changes in interest rates. As of December 31, 2005, the estimated future cash flows for these securities indicated full recovery of amortized cost and as a result, based on management's intent and ability to hold these securities, the Company concluded that the declines in the fair values of the Company's investments in mortgage-backed securities at December 31, 2005 were temporary.

      Asset-backed securities with an indicated unrealized loss position for twelve months or more are primarily supported by home equity and manufactured housing investments. Home equity asset-backed securities were the largest component of the Company's asset-backed securities in an unrealized loss position, consisting of four Aaa securities with a market value of $73,364,446 and unrealized losses of $1,830,751 at December 31, 2005. The indicated unrealized loss in this sector is almost entirely due to changes in interest rates. The second largest component is manufactured housing asset-backed securities that had suffered a decrease in value in recent years as a result of the recession and lack of market liquidity in this sector. At December 31, 2005, there were a total of 27 asset-backed securities with an indicated unrealized loss for twelve months or more, all of which had an unrealized loss that was less than 10% of the Company's amortized cost of each security and 25 of which were investment grade. The indicated gross unrealized losses in this category decreased from $28,295,136 to $11,649,601 at December 31, 2004 and 2005,
      respectively, due to other-than-temporary losses recorded and sales. As of December 31, 2005, the Company's estimated future cash flows for these securities indicated recovery of remaining amortized cost and as a result, based on management's intent and ability to hold these securities, the Company concluded that the declines in the fair values of the Company's investments in asset-backed securities at December 31, 2005 were temporary.

      The carrying value and estimated fair value of bonds at December 31, 2005, by contractual maturity, were as shown below. Actual maturities may differ as a result of prepayments by the issuer.

                                                   Carrying         Estimated
                                                     Value          Fair Value

         Due in one year or less               $   210,852,104   $   211,930,759
         Due after one year through
            five years                           1,566,515,347     1,588,922,375
         Due after five years through
            ten years                            1,496,919,916     1,521,972,670
         Due after ten years                     1,079,656,557     1,186,710,440
         Mortgage-backed and asset-backed
            securities                           4,959,157,306     5,010,747,027
                                               ---------------   ---------------

            Total                              $ 9,313,101,230   $ 9,520,283,271
                                               ===============   ===============

      Proceeds from the sale of bonds were $444,790,251, $699,467,687 and $672,826,380 during the years ended December 31, 2005, 2004 and 2003, respectively. Realized capital gains from the sale of bonds were $25,968,735, $49,873,975 and $42,614,486 during the years ended December
      31, 2005, 2004 and 2003, respectively. Realized capital losses from the sale of bonds were $24,975,866, $9,570,110 and $7,211,381 during the years ended December 31, 2005, 2004 and 2003, respectively. Net realized capital losses for the years ended December 31, 2005, 2004 and 2003 included losses of $56,427,241, $116,000,486 and $29,623,237, respectively, resulting from other-than-temporary declines in the fair value of bonds.

      Bond income due and accrued of $13,662,723, $14,068,984 and $13,522,590 related to bonds in default were excluded from investment income during the years ended December 31, 2005, 2004 and 2003, respectively.

      Mortgage Loans - The Company invests in mortgage loans collateralized principally by commercial real estate. During 2005, the maximum and minimum lending rates for mortgage loans were 9.50% and 4.56%, respectively. At December 31, 2005, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 76%. Companion participates in certain of the Company's mortgage loans.

      Net realized capital losses for the years ended December 31, 2005, 2004 and 2003 include losses of $543,409, $705,250 and $3,627,824, respectively, resulting from impairments of mortgage loans. Total impaired loans as of December 31, 2005 and 2004 and the associated interest income were not material.

      The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2005 and 2004 were as follows:

                                                        2005            2004

         Pacific                                   $ 306,246,629   $ 258,247,168
         South Atlantic                              143,647,091     148,592,374
         West South Central                          126,772,507     105,929,486
         Mid Atlantic                                107,242,657      70,757,395
         Mountain                                     94,088,017      74,327,016
         West North Central                           77,883,884      57,521,028
         East North Central                           77,019,149      76,825,306
         East South Central                           27,796,338      28,432,293
         New England                                  20,849,393      25,778,926
                                                   -------------   -------------

                                                   $ 981,545,665   $ 846,410,992
                                                   =============   =============

      Limited Partnerships- Net realized capital losses for the years ended December 31, 2005, 2004 and 2003 include losses of $9,650,450, $13,529,345 and $11,042,283, respectively, resulting from other-than-temporary declines in fair value of limited partnerships. The fair values of the limited liability partnerships were determined using underlying audited GAAP financial statements.

      Fair Value of Financial Instruments - The carrying values and estimated fair values of the Company's financial instruments at December 31, were as follows:

                                                       2005                                2004
                                           Carrying           Estimated         Carrying         Estimated
                                            Value             Fair Value         Value           Fair Value
Financial Assets:
   Bonds                              $    9,313,101,230   $ 9,520,283,271   $ 9,594,289,335   $ 9,953,027,733
   Common stocks - unaffiliated               13,286,220        13,286,220         1,345,678         1,345,678
   Mortgage loans                            981,545,665     1,061,035,244       846,410,992       902,006,283
   Contract loans                            155,058,688       155,058,688       154,352,928       154,352,928
   Short-term investments                      1,102,003         1,102,003         1,700,001         1,700,001
   Cash and cash equivalents                  54,572,525        54,572,525        62,132,284        62,132,284
   Derivative financial instruments              100,223           100,223           567,239           567,239

Financial Liabilities:
   Deposit-type contracts                  1,575,059,830     1,575,059,830     1,686,701,012     1,686,701,012
   Derivative financial instruments              871,438           871,438         5,223,954         5,223,954
   Short-term borrowings                              --                --        53,000,000        53,000,000

3.    DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments to reduce exposure to market volatility associated with assets held or liabilities incurred. Additionally, derivatives are used to change the characteristics of the Company's asset/liability mix, consistent with the Company's risk management activities.

      Senior management monitors the Company's derivative financial instruments. The Company's risk of loss is typically limited to the fair value of its derivative financial instruments with positive fair values and not to the notional or contractual amounts of the derivative instruments. Risk arises from changes in the fair value of the underlying instruments and, with respect to over-the-counter transactions, from the possible inability of counterparties to meet the terms of the transactions. The Company has strict policies regarding the financial stability and credit standing of its counterparties. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

      The following table summarizes the Company's derivative financial instruments:

                                          Contract/
                                           Notional       Carrying         Credit       Estimated
                                            Amount         Value          Exposure      Fair Value
At December 31, 2005:
   Interest-rate caps                    $ 65,000,000   $         --    $         --   $         --
   Equity-linked options                      145,819        100,223              --        100,223
   Foreign currency swap agreements        48,000,000       (871,438)        632,506       (871,438)
                                         ------------   ------------    ------------   ------------

      Total derivative financial
         instruments                     $113,145,819   $   (771,215)   $    632,506   $   (771,215)
                                         ============   ============    ============   ============

                                          Contract/
                                           Notional       Carrying         Credit       Estimated
                                            Amount          Value         Exposure      Fair Value
At December 31, 2004:
   Interest-rate swaps                   $ 10,000,000   $         --    $     42,898   $   (267,800)
   Interest-rate caps                     140,000,000         28,901              --         28,901
   Equity-linked options                      162,545        538,338              --        538,338
   Foreign currency swap agreements        43,000,000     (5,223,954)        589,740     (5,223,954)
                                         ------------   ------------    ------------   ------------

      Total derivative financial
         instruments                     $193,162,545   $ (4,656,715)   $    632,638   $ (4,924,515)
                                         ============   ============    ============   ============

4.    INCOME TAXES

      The Company is included in a consolidated federal income tax return with the following affiliates: Mutual of Omaha Insurance Company; The Omaha Indemnity Company; Omaha Property and Casualty Insurance Company; Exclusive Healthcare, Inc.; Mutual of Omaha Health Plans, Inc.; Omaha Information Services Company (previously Ingenium Benefits, Inc.); KFS Corporation; KFS BD, Inc.; KFS IA, Inc.; Mutual of Omaha Holdings, Inc.; Adjustment Services, Inc.; Mutual of Omaha Investor Services, Inc.; Mutual of Omaha Marketing Corporation; innowave incorporated; innowave Pure Water Technologies Inc.; Mutual of Omaha Structured Settlement Company, Connecticut; Mutual of Omaha Structured Settlement Company of New York, Inc.; Companion Life Insurance Company; and United World Life Insurance Company.

      Income taxes are allocated between the companies pursuant to a written agreement approved by the Board of Directors. Each company's provision for federal income tax expense is based on separate return calculations with credit for net operating losses and capital losses allowed only as each company would utilize such losses on a separate return basis.

      Under federal income tax law prior to 1984, the Company was allowed certain special deductions whereby $31,615,000 of taxable income was deferred and accumulated in a memorandum tax account designated as the "policyholders' surplus account." Generally, this policyholders' surplus account would have become subject to income tax if certain distributions were deemed paid out of the account, however, legislation enacted in 2004 allowed tax-free distributions from the accounts in 2005 and 2006. During 2005, the Company paid a dividend of $35,000,000 to its parent that eliminated the taxable income previously deferred in the account.

      The Company paid federal income taxes of $48,717,800, $13,905,012 and $63,503,845 during the years ended December 31, 2005, 2004 and 2003, respectively, which were available for recoupment in the event that the Company incurs future net losses.

      Federal income taxes incurred for the years ended December 31, consist of the following major components:

                                            2005           2004            2003
Current federal income taxes            $ 17,051,230   $  14,181,552   $ 64,033,815
Capital gains taxes (benefits)           (40,535,011)     13,309,051     18,239,164
                                        ------------   -------------   ------------
                                         (23,483,781)     27,490,603     82,272,979
Change in net deferred income taxes       23,965,145     (51,210,475)   (28,819,276)
                                        ------------   -------------   ------------

Total federal income taxes (benefits)
   incurred                             $    481,364   $ (23,719,872)  $ 53,453,703
                                        ============   =============   ============

      Reconciliations between income taxes based on the federal tax rate and the effective tax rate for the years ended December 31, were as follows:

                                                   2005             2004           2003
Net gain from operations before federal
   income taxes and net realized capital
   losses                                      $  83,683,061   $  63,050,955   $ 153,863,926
Net realized capital losses before federal
   income taxes and transfers to IMR             (66,759,865)    (94,460,538)     (7,296,683)
                                               -------------   -------------   -------------
Total pre-tax income                              16,923,196     (31,409,583)    146,567,243
Statutory tax rate                                        35%             35%             35%
                                               -------------   -------------   -------------
                                                   5,923,119     (10,993,354)     51,298,535
Prior year tax benefit                              (996,311)    (10,514,343)       (787,115)
Dividends received deduction                      (2,751,860)     (4,030,076)     (4,384,447)
Amortization of IMR                               (2,683,405)     (2,112,940)       (870,832)
Reinsurance transaction                                   --              --       8,631,350
Other                                                989,821       3,930,841        (433,788)
                                               -------------   -------------   -------------

Total federal income taxes (benefits)
   incurred                                    $     481,364   $ (23,719,872)  $  53,453,703
                                               =============   =============   =============

      The Company's tax returns have been examined by the Internal Revenue Service through 2002 and all outstanding issues have been resolved. Resolution of the outstanding issues during 2004 resulted in a reduction of liabilities previously established for such issues. Capital loss carryforwards amounted to $33,207,290 at December 31, 2005 and expire in 2010.

      The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities at December 31 were as follows:

                                                2005            2004           Change
Deferred Tax Assets

Deferred acquisition costs                  $  97,624,290   $  93,114,510   $   4,509,780
Policy reserves                                93,297,710      92,406,939         890,771
Bonds and other invested assets                62,186,728      86,764,071     (24,577,343)
Non-admitted assets                            18,454,920      19,081,515        (626,595)
Expense accruals and other prepaid income       9,466,648       8,838,435         628,213
                                            -------------   -------------   -------------
Total deferred tax assets                     281,030,296     300,205,470     (19,175,174)
Non-admitted deferred tax assets             (171,305,706)   (169,401,049)     (1,904,657)
                                            -------------   -------------   -------------

Admitted deferred tax assets                  109,724,590     130,804,421     (21,079,831)
                                            -------------   -------------   -------------

Deferred Tax Liabilities

Depreciable assets                            (22,675,196)    (22,047,176)       (628,020)
Other                                         (12,511,792)     (5,791,126)     (6,720,666)
                                            -------------   -------------   -------------
Deferred tax liabilities                      (35,186,988)    (27,838,302)     (7,348,686)
                                            -------------   -------------   -------------

Net admitted deferred tax assets            $  74,537,602   $ 102,966,119   $ (28,428,517)
                                            =============   =============   =============

      The change in net deferred income taxes during the years ended December 31, was comprised of the following:

                                          2005             2004           Change
Deferred tax assets                   $ 281,030,296   $ 300,205,470   $ (19,175,174)
Deferred tax liabilities                (35,186,988)    (27,838,302)     (7,348,686)
                                      -------------   -------------   -------------

Net deferred tax assets               $ 245,843,308   $ 272,367,168     (26,523,860)
                                      =============   =============

Tax effect of unrealized gains                                            2,558,715
                                                                      -------------

Change in net deferred income taxes                                   $ (23,965,145)
                                                                      =============

                                          2004             2003           Change
Deferred tax assets                   $ 300,205,470   $ 260,240,945   $  39,964,525
Deferred tax liabilities                (27,838,302)    (32,858,291)      5,019,989
                                      -------------   -------------   -------------

Net deferred tax assets               $ 272,367,168   $ 227,382,654      44,984,514
                                      =============   =============

Tax effect of unrealized gains                                            6,225,961
                                                                      -------------

Change in net deferred income taxes                                   $  51,210,475
                                                                      =============

                                          2003             2002           Change
Deferred tax assets                   $ 260,240,945   $ 245,671,589   $  14,569,356
Deferred tax liabilities                (32,858,291)    (41,268,903)      8,410,612
                                      -------------   -------------   -------------

Net deferred tax assets               $ 227,382,654   $ 204,402,686      22,979,968
                                      =============   =============

Tax effect of unrealized gains                                            5,839,308
                                                                      -------------

Change in net deferred income taxes                                   $  28,819,276
                                                                      =============

5.    RELATED PARTY TRANSACTIONS

      The Company received cash dividends from Companion on November 30, 2005 and March 15, 2004 totaling $3,000,000 and $6,000,000, respectively. The Company also received cash dividends from United World on May 16, 2005 and April 23, 2004 totaling $2,200,000 and $2,500,000, respectively. The Company paid a cash dividend of $35,000,000 to its parent during 2005.

      The Company received a capital contribution of $100,000,000 on June 3, 2004 from its parent, Mutual of Omaha, which consisted of cash in the amount of $23,682,524 and securities having a fair value of $76,317,476 and an amortized cost of $77,681,361. The Company received an additional cash capital contribution of $100,000,000 on December 1, 2004 from Mutual of Omaha.

      Mutual of Omaha and certain of its direct and indirect subsidiaries, including the Company, share certain resources such as personnel, operational and administrative services, facilities, information and communication services, employee benefits administration, investment management, advertising and general management services. Most of the expenses related to these resources were paid by Mutual of

      Omaha and subject to allocation among Mutual of Omaha and its subsidiaries. Amounts due to Mutual of Omaha for these services were included in payable to parent, subsidiaries and affiliates. Management believes the measures used to allocate expenses among companies are within industry guidelines and practices.

      Under the terms of a reinsurance treaty effective June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance were shared equally by the Company and Mutual of Omaha and were included in the group reinsurance settlement expense below. The amounts ceded were as follows:

                                                        2005           2004
         At December 31,
         Aggregate reserve for policies
            and contracts                          $ 147,271,991   $ 140,170,777
                                                   =============   =============

         Policy and contract claims                $  84,660,880   $  66,554,881
                                                   =============   =============

Year Ended December 31,                            2005            2004            2003
Premium considerations                         $ 292,472,453   $ 279,666,508   $ 308,253,279
                                               =============   =============   =============

Policyholder benefits                          $ 221,816,797   $ 196,471,738   $ 222,341,803
                                               =============   =============   =============

Group reinsurance settlement expense
   (included in operating expenses)            $  14,996,201   $  12,096,964   $   8,528,231
                                               =============   =============   =============

      The Company also assumes individual and group life insurance from Companion. The amounts assumed related to the treaties with Companion were as follows:

                                                       2005            2004
         At December 31,
         Aggregate reserve for policies
            and contracts                          $ 104,154,144   $ 109,812,150
                                                   =============   =============

         Policy and contract claims                $   3,109,775   $   2,540,932
                                                   =============   =============

         Funds held under reinsurance treaties     $ 116,272,435   $ 117,588,617
                                                   =============   =============

Year Ended December 31,                            2005           2004          2003
Premium considerations                         $  7,327,413   $  6,265,268   $ 6,165,093
                                               ============   ============   ===========

Policyholder benefits                          $ 14,900,273   $ 10,284,329   $ 8,245,805
                                               ============   ============   ===========

6.    SHORT-TERM BORROWINGS

      The Company and Mutual of Omaha on a joint basis have entered into certain unsecured revolving line of credit agreements that allow for maximum borrowings of $250,000,000. The Company had no outstanding borrowings under this agreement at December 31, 2005. At December 31, 2004, the Company had outstanding borrowings, which were included in other liabilities, of $53,000,000, at a weighted average interest rate of 2.39%. During the years ended December 31, 2005, 2004 and 2003, the Company incurred interest expense on these lines of credit of $916,221, $367,504 and $308,683, respectively.

      The Company and Mutual of Omaha have a bilateral unsecured internal borrowing agreement for $100,000,000. As of December 31, 2005 and 2004, the Company had no outstanding borrowings under this agreement. At December 31, 2005, Mutual of Omaha had outstanding borrowings under this agreement of $12,000,000 at 4.34% due and repaid January 3, 2006 included in receivable from parent, subsidiaries and affiliates.

      Companion has a $25,000,000 revolving credit agreement with the Company. At December 31, 2005 and 2004, there were no amounts outstanding under this agreement.

      The above agreements were primarily used to facilitate the purchase of long-term investments.

      The Company has agreements to sell and repurchase securities. Under these agreements, the Company obtains the use of funds for a period not to exceed 30 days. Maximum borrowings allowed under these agreements are $300,000,000. At December 31, 2005 and 2004, there were no outstanding borrowings under these agreements. During the years ended December 31, 2005, 2004 and 2003, the Company incurred interest expense on these agreements of $1,365,481, $579,146 and $376,680, respectively.

      In 2005, the Company entered into an agreement with the Federal Home Loan Bank of Topeka ("FHLB"). Under this agreement, the Company pledges bonds in return for extensions of credit. At December 31, 2005, FHLB advances of $132,000,000 included in other liabilities were due in varying amounts through January 2006 with interest due monthly at fixed rates ranging from 4.26% to 4.34%. At December 31, 2005, the Company had mortgage-backed securities with a fair value of $194,545,000 pledged as collateral for the advances.

      The Company has securities lending agreements whereby unrelated parties, primarily major brokerage firms, borrow securities from the Company. Borrowers of the securities must provide collateral in the form of cash or securities equal to 102% of the fair value plus accrued interest on the securities loaned. The collateral is not reflected in the accompanying statutory statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this securities lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions. The Company had securities loaned to third parties of $219,909,000 and $295,517,000 as of December 31, 2005 and 2004, respectively.

7.    EMPLOYEE BENEFIT PLANS

      The Company participates in three plans sponsored by its parent, Mutual of Omaha. These plans are a qualified, non-contributory defined benefit pension plan, a 401(k) profit sharing defined contribution plan and a postretirement benefit plan that provides certain health care and life insurance benefits for retirees. Substantially all employees are eligible for the 401(k) plan, while employees hired before 1995 are eligible for the postretirement benefit plan. Effective January 1, 2005 the defined benefit plan was amended to freeze plan benefits for participants 40 years and under. No benefits are available under the defined benefit plan for employees hired on or after January 1, 2005. The Company has no legal obligation for benefits under these plans. Mutual of Omaha allocates expense amounts for these plans to the Company based on salary ratios. The Company's share of net expense for these plans for the years ended December 31, were as follows:

                                                      2005          2004          2003
Defined benefit pension plan                      $ 5,358,530   $ 6,142,499   $ 6,600,379
401(k) profit sharing defined contribution plan     3,125,589     3,240,819     3,679,842
Postretirement benefit plan                         3,218,094     3,123,885     3,489,977

      Plan assets for the defined benefit pension plan included group annuity contracts issued by the Company of $536,935,000 and $510,980,000 at December 31, 2005 and 2004, respectively. Plan assets for the postretirement benefit plan were invested in a guaranteed investment contract issued by the Company with a balance of $41,212,997 and $36,281,228 at December 31, 2005 and 2004, respectively.

 8.   SURPLUS AND DIVIDEND RESTRICTIONS

      The portion of unassigned surplus represented or reduced by each item below as of December 31, was as follows:

                                              2005              2004

        Unrealized gains               $    21,100,460   $   20,206,336
        Non-admitted assets               (224,034,050)    (223,919,663)
        Asset valuation reserve            (22,575,330)     (34,853,433)
        Net deferred tax assets            245,843,308      272,367,168
        Deferred gain on coinsurance         9,897,878       15,534,217

      Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities.

 9.   COMMITMENTS AND CONTINGENCIES

      The Company had unfunded investment commitments for bond investments, mortgage loans and limited partnerships of $229,866,770 and $161,878,808 at December 31, 2005 and 2004, respectively.

      Securities with an amortized cost of $5,008,319 and $5,510,024 at December 31, 2005 and 2004, respectively, were on deposit with government agencies as required by the laws in various jurisdictions in which the Company conducts business.

      As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. The Company estimated its costs related to past insolvencies and had a liability for guaranty fund assessments of $14,800,066 and $18,725,757 as of December 31, 2005 and 2004, respectively. The Company estimated premium tax credits that it will receive related to amounts paid to guaranty funds of $10,789,886 and $13,098,493 as of December 31, 2005 and 2004,
      respectively.

      Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position, results of operations or cash flows. In one such lawsuit involving a former broker, an adverse verdict in the amount of $28,300,000 was entered against the Company in September 2005. The Company maintains that the jury verdict is not supported by the facts or the law and vigorously disputes both the verdict and the amount of damages awarded. The Company has taken timely action to contest the verdict and considers it reasonably possible that the verdict will be reversed or vacated. Although an adverse outcome is possible, no estimate of the probability of such outcome or of a range of loss can be made at this time and therefore, no provision for loss has been made in the Company's financial statements.

10. LEASES

      The Company and Mutual of Omaha jointly enter into agreements for the rental of office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under leases as of December 31, 2005 were:

           2006                                            $ 10,075,796
           2007                                               7,719,411
           2008                                               5,291,905
           2009                                               3,321,914
           2010                                               1,396,167
           Thereafter                                         2,139,656
                                                           ------------

           Total                                           $ 29,944,849
                                                           ============

      The Company's rental expense for the years ended December 31, 2005, 2004 and 2003 was approximately $6,000,000, $6,500,000 and $7,000,000, respectively.

11.   DIRECT PREMIUMS WRITTEN

      The Company's direct accident and health premiums written by third-party administrators were $39,581,774, $32,081,468 and $36,351,990 during the years ended December 31, 2005, 2004 and 2003, respectively.

12.   RETROSPECTIVELY RATED CONTRACTS

      The Company estimates accrued retrospective premium adjustments for its group life and health insurance business based upon premium, claims (including IBNR), and expense experience for each retrospectively rated policy. This method results in the calculation of an asset or liability for each retrospectively rated policy.

      The amount of net premiums earned by the Company that were subject to retrospective rating features were approximately $69,800,000, $83,800,000 and $89,800,000 during the years ended December 31, 2005, 2004 and 2003, respectively. These net premiums represent 32.8%, 40.7% and 42.9% of the total net premium for group business during the years ended December 31, 2005, 2004 and 2003, respectively.

13.   AGGREGATE RESERVE FOR POLICIES AND CONTRACTS

      The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the monthly policy anniversary following the date of death. Surrender values are not promised in excess of the legally computed reserves.

      Substandard reserves for plans introduced prior to 1989 were set equal to the excess of the reserve calculated using the appropriate substandard multiple mortality table over the reserve calculated using the standard mortality table, where both calculations use the same valuation interest rate and reserve method. Substandard reserves for plans introduced after 1988 were set equal to the unearned portion of the substandard premiums.

      At December 31, 2005 and 2004, the Company had insurance in force with a face value of $169,377,429 and $104,363,200, respectively, for which the gross premiums were less than the net premiums according to the standard valuation set by the state of Nebraska. Reserves to cover the above insurance totaled $4,331,913 and $1,006,255 at December 31, 2005 and 2004, respectively.

14. ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

At December 31, 2005                                                 Amount       % of Total
Annuity Reserves and Deposit Funds Liabilities:
   Subject to discretionary withdrawal:
     With fair value adjustment                                  $   670,811,792          8.3%
     At book value less current surrender charge of 5% or more       575,784,295          7.2%
     At fair value                                                   909,857,614         11.3%
                                                                 ---------------   ----------
     Total with adjustment or at fair value                        2,156,453,701         26.8%
     At book value without adjustment (minimal or no charge)       3,243,262,365         40.3%

Not subject to discretionary withdrawal                            2,635,090,137         32.9%
                                                                 ---------------   ----------

Gross total                                                        8,034,806,203        100.0%
                                                                                   ==========

Reinsurance ceded                                                     70,323,422
                                                                 ---------------

Net total                                                        $ 7,964,482,781
                                                                 ===============

At December 31, 2004                                                    Amount      % of Total
Annuity Reserves and Deposit Funds Liabilities:
   Subject to discretionary withdrawal:
     With fair value adjustment                                  $   752,766,276          8.9%
     At book value less current surrender charge of 5% or more       747,202,231          8.9%
     At fair value                                                   771,595,942          9.2%
                                                                 ---------------   ----------
     Total with adjustment or at fair value                        2,271,564,449         27.0%
     At book value without adjustment (minimal or no charge)       3,589,081,748         42.5%

Not subject to discretionary withdrawal                            2,568,431,696         30.5%
                                                                 ---------------   ----------

Gross total                                                        8,429,077,893        100.0%
                                                                                   ==========

Reinsurance ceded                                                     93,342,814
                                                                 ---------------

Net total                                                        $ 8,335,735,079
                                                                 ===============

      The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which were filed with the State of Nebraska Department of Insurance, and are provided to reconcile annuity reserves and deposit-type funds and other liabilities without life or disability contingencies to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

2005                                                                                Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities section, net total                                         $ 5,070,656,954
Exhibit 5, Supplementary Contracts with Life Contingencies Section, net total        19,464,532
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                              1,575,059,831
                                                                                ---------------
                                                                                  6,665,181,317
Separate Accounts Annual Statement:
   Exhibit 3, Line 0299999, Column 2                                                389,443,856
   Page 3, Line 2, Column 3 - Other Contract Deposit Funds                          909,857,608
                                                                                ---------------

Total                                                                           $ 7,964,482,781
                                                                                ===============

2004                                                                                Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities section, net total                                         $ 5,381,437,479
Exhibit 5, Supplementary Contracts with Life Contingencies Section, net total        19,643,521
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                              1,686,701,012
                                                                                ---------------
                                                                                  7,087,782,012
Separate Accounts Annual Statement:
   Exhibit 3, Line 0299999, Column 2                                                476,357,071
   Page 3, Line 2, Column 3 - Other Contract Deposit Funds                          771,595,996
                                                                                ---------------

Total                                                                           $ 8,335,735,079
                                                                                ===============

15.   PREMIUMS DEFERRED AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                     2005                             2004
                        -------------------------------   -----------------------------
                                            Net of                           Net of
Type                         Gross          Loading            Gross         Loading
Ordinary new business   $   35,842,845   $    7,190,411   $  31,608,593   $   9,974,417
Ordinary renewal           169,043,536      198,939,601     157,687,728     177,868,168
Group life                  13,898,599       12,960,573      17,145,855      16,095,576
                        --------------   --------------   -------------   -------------

Total                   $  218,784,980   $  219,090,585   $ 206,442,176   $ 203,938,161
                        ==============   ==============   =============   =============

16.   SEPARATE ACCOUNTS

      Information regarding the nonguaranteed separate accounts of the Company were as follows:

For the year ended December 31,                                   2005              2004
Premiums and considerations                                $     16,196,717   $      18,119,331
Deposits                                                        352,042,863         246,242,938
                                                           ----------------   -----------------
  Premiums, considerations and deposits                    $    368,239,580   $     264,362,269
                                                           ================   =================

Transfers as reported in the statutory statements of
   operations of the separate accounts annual statement:
   Transfers to Separate Accounts                          $     16,196,717   $      18,119,331
   Transfers from Separate Accounts                             116,289,041         129,245,831
                                                           ----------------   -----------------
   Net transfers                                               (100,092,324)       (111,126,500)
   Reinsurance                                                  100,092,324         111,126,419
                                                           ----------------   -----------------

Net transfers as reported in the statutory statements of
   operations                                              $              -   $              81
                                                           ================   =================

At December 31,

Reserves by valuation basis:
   Market value                                            $  1,362,781,310   $   1,304,898,210
                                                           ================   =================

Reserves by withdrawal characteristics:
   Market value                                            $  1,362,781,310   $   1,304,898,210
                                                           ================   =================

17.   EDP EQUIPMENT AND SOFTWARE

      EDP equipment and operating and nonoperating software included in other assets consisted of the following at December 31:

                                                                2005               2004
Electronic data processing equipment                       $     16,341,682   $      19,355,936
Operating system software                                         5,073,935           5,002,913
Nonoperating system software                                      8,133,060           8,133,060
Accumulated depreciation                                        (29,331,969)        (32,436,958)
                                                           ----------------   -----------------

                                                           $        216,708   $          54,951
                                                           ================   =================

      Depreciation expense related to EDP equipment and operating and nonoperating software totaled $15,531, $20,271 and $1,398,655 for the years ended December 31, 2005, 2004 and 2003, respectively.

18. RECONCILIATION OF STATUTORY NET INCOME (LOSS) AND SURPLUS TO GAAP NET INCOME AND EQUITY

      As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the State of Nebraska Department of Insurance. These practices differ from GAAP. The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                  2005            2004            2003
Year Ended December 31,
Statutory net income (loss)                  $  36,449,678   $ (84,058,332)  $  38,991,367
Future policy benefits and policyholder
   account balances                             49,217,409      53,311,160     (34,135,945)
Deferred policy acquisition costs               45,229,620      34,393,116      28,330,011
Deferred income taxes (benefits) and
   other tax reclassifications                 (43,815,459)      6,119,490      42,989,408
Valuation of investments                       (40,988,945)     58,636,736      31,041,386
Earnings of subsidiaries                         7,875,536      (3,288,352)      2,170,475
Cumulative effect of accounting change
   for long-duration contracts                          --     (32,330,475)             --
Other                                           (1,857,335)     (8,787,419)    (23,830,812)
                                             -------------   -------------   -------------

GAAP net income                              $  52,110,504   $  23,995,924   $  85,555,890
                                             =============   =============   =============

                                                 2005              2004
At December 31,
Statutory surplus                          $ 1,208,195,919   $ 1,223,240,133
Future policy benefits and policyholder
   account balances                           (251,127,909)     (300,793,409)
Deferred policy acquisition costs              959,283,963       900,237,457
Deferred income taxes                         (334,017,596)     (375,700,422)
Valuation of investments                       200,197,339       420,606,958
Statutory asset valuation reserve               22,575,330        34,853,433
Subsidiary equity                               63,279,808        62,193,926
Statutory interest maintenance reserve          42,419,982        46,129,553
Reinsurance transaction                         (2,995,204)       (4,440,204)
Other                                           (3,751,193)       (3,766,393)
Non-admitted assets                            224,034,050       223,919,663
                                           ---------------   ---------------
GAAP equity                                $ 2,128,094,489   $ 2,226,480,695
                                           ===============   ===============

19.   RECONCILIATION TO ANNUAL STATEMENT

      The Company is required to file an Annual Statement with the State of Nebraska Department of Insurance. The following is a reconciliation between amounts reflected in the audited statutory financial statements and amounts reflected in the Annual Statements for 2005 and 2004:

                                                                         Net
                                                                       Income

         2005
         Per statutory annual statement                             $  3,058,795

         Additional other-than-temporary impairments
            of manufactured housing asset-backed securities
            reflected in 2004 financial statements                    33,390,883
                                                                    ------------

         Per accompanying financial statements                      $ 36,449,678
                                                                    ============

                                                      Admitted                            Capital and          Net
2004                                                   Assets           Liabilities         Surplus            Loss
Per statutory annual statement                    $ 12,937,154,529   $ 11,710,879,431   $ 1,226,275,098   $ (50,667,449)

Additional other-than-temporary impairments of
   manufactured housing asset-backed securities        (33,390,883)                --       (33,390,883)    (33,390,883)

Impact of additional other-than-temporary
   impairments on AVR                                           --        (18,669,109)       18,669,109              --

Deferred income taxes related to additional
   other-than-temporary impairments                     11,686,809                 --        11,686,809              --
                                                  ----------------   ----------------   ---------------   -------------

Per accompanying financial statements             $ 12,915,450,455   $ 11,692,210,322   $ 1,223,240,133   $ (84,058,332)
                                                  ================   ================   ===============   =============

The Company reflected the 2004 adjustments in its 2005 Annual Statement that was filed with the State of Nebraska Department of Insurance.

United of Omaha
Separate Account C

Financial Statements as of December 31, 2005 and for each of the Periods in the Years Ended
December 31, 2005 and 2004 and Report of
Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C as of December 31, 2005, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting the United of Omaha Separate Account C as of December 31, 2005, and the results of their operations and the changes in their net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
April 26, 2006

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

                                                                                      Fair Value
                                                               --------------------------------------------------
                                                                                     Contracts in
                                                                  Contracts in          Payout
                                                                  Accumulation     (Annuitization)                     Shares
                                                    Cost       (Deferred) Period        Period        Net Assets    Outstanding
                                                ------------   -----------------   ---------------   ------------   -----------
ASSETS
Investments:

   Alger:
      American Growth                           $ 18,115,466   $      16,889,003   $         2,885   $ 16,891,888       430,367
      American Small Capitalization                9,482,350           9,722,772             4,843      9,727,615       410,795

   Federated:
      Prime Money Fund II                          9,589,056           9,589,056                --      9,589,056     9,589,056
      Fund for U. S. Government Securities II     13,187,570          13,003,608                --     13,003,608     1,144,684

   Fidelity:
      VIP Asset Manager                              138,777             139,738                --        139,738         9,291
      VIP Asset Manager: Growth                   14,492,482          12,662,957             9,344     12,672,301       977,047
      VIP Asset Manager: Growth SVC CL 2              71,349              81,220                --         81,220         6,345
      VIP Contrafund                              23,230,278          29,353,159            24,297     29,377,456       946,744
      VIP Contrafund SVC CL 2                        257,637             399,123                --        399,123        13,005
      VIP Equity Income                           22,407,375          24,299,658             2,165     24,301,823       953,387
      VIP Equity Income SVC CL 2                     279,127             353,987                --        353,987        14,064
      VIP Growth                                     214,235             168,268                --        168,268         4,993
      VIP Index 500                               31,380,298          31,366,148                --     31,366,148       221,075
      VIP Index 500 SVC CL 2                       1,432,026           1,909,744                --      1,909,744        13,575
      VIP Mid Cap                                  1,529,465           1,924,531                --      1,924,531        55,510

   MFS:
      Capital Opportunities Series                15,847,755          14,532,367                --     14,532,367     1,061,532
      Capital Opportunities Series SC                727,544             863,003                --        863,003        63,456
      Emerging Growth Series                      19,626,498          13,888,575             2,584     13,891,159       726,145
      Emerging Growth Series SC                       65,845              81,867                --         81,867         4,327
      High Income Series                           6,154,508           6,342,010            19,376      6,361,386       644,517
      High Income Series SC                          166,080             180,782                --        180,782        18,447
      Research Series                             11,822,170          10,409,536             2,428     10,411,964       634,489
      Research Series SC                              24,087              32,061                --         32,061         1,963
      Strategic Income Series                      4,519,694           4,771,348                --      4,771,348       448,435
      Strategic Income Series SC                     136,479             136,518                --        136,518        12,977

   Pioneer:
      Equity Income VCT                            1,969,370           2,304,028                --      2,304,028       107,816
      Fund VCT                                     1,186,122           1,405,129                --      1,405,129        65,385
      Growth Shares VCT                              175,004             196,532                --        196,532        14,889
      Mid Cap Value VCT                           11,388,909          16,492,997                --     16,492,997       659,720
      Mid Cap Value VCT II                         1,038,859           1,556,737                --      1,556,737        62,975
      Real Estate Shares VCT                       4,457,146           6,897,419                --      6,897,419       263,966
      Real Estate Shares VCT II                      265,760             428,832                --        428,832        16,437
      Small Cap Value VCT                            502,743             601,916                --        601,916        37,456

   DWS Scudder:
      Bond                                            28,574              30,521                --         30,521         4,366
      Global Opportunities                         3,207,749           4,433,223                --      4,433,223       298,735
      Growth and Income                            4,116,866           3,982,396                --      3,982,396       411,405
      International                                7,913,109           9,305,459            10,854      9,316,313       858,646
      International B                                 57,350              92,984                --         92,984         8,594
      Money Market                                    66,490              66,490                --         66,490        66,490
      Small Cap Index VIP                          1,365,125           1,726,948                --      1,726,948       119,927

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2005

                                                                                      Fair Value
                                                               --------------------------------------------------
                                                                                     Contracts in
                                                                  Contracts in          Payout
                                                                  Accumulation     (Annuitization)                     Shares
                                                    Cost       (Deferred) Period        Period        Net Assets    Outstanding
                                                ------------   -----------------   ---------------   ------------   -----------
ASSETS (continued)
Investments (continued):

   T. Rowe Price
      Equity Income                             $ 34,452,796   $      39,493,416   $         5,023   $ 39,498,439     1,812,686
      International Stock                         20,435,574          22,355,410             2,470     22,357,880     1,460,345
      Limited-Term Bond                           20,822,163          20,460,455                --     20,460,455     4,184,142
      New America Growth                          10,026,782           9,480,447            33,940      9,514,387       468,228
      Personal Strategy Balanced                  14,527,613          17,267,489             4,527     17,272,016       938,187

   Van Kampen
      UIF Emerging Markets Equity                  2,324,621           4,160,292                --      4,160,292       282,437
      UIF Core Plus Fixed Income                  26,036,258          26,666,741                --     26,666,741     2,312,814
      UIF Technology                                  51,477              60,515                --         60,515        16,904
                                                ------------   -----------------   ---------------   ------------
         Total net assets                       $371,314,611   $     392,567,415   $       124,736   $392,692,151
                                                ============   =================   ===============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Alger
                                                      ---------------------------------------------------------
                                                                                               American
                                                            American Growth             Small Capitalization
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $     44,535   $         --   $         --   $         --

Expenses:
   Mortality & expense risk and
      administrative charges                              (226,082)      (317,086)      (127,563)      (173,146)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                           (181,547)      (317,086)      (127,563)      (173,146)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
     fund shares                                        (1,104,148)    (4,456,930)      (411,837)    (1,525,451)
   Net realized gain distributions                              --             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                       (1,104,148)    (4,456,930)      (411,837)    (1,525,451)
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                       3,011,629      5,585,262      1,972,538      3,387,915
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                            1,725,934        811,246      1,433,138      1,689,318
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                   57,234        118,509         40,648         49,434
   Transfers between subaccounts
      (including fixed accounts), net                     (810,963)    (2,227,527)      (510,367)      (725,861)
   Transfers for contract benefits and
      terminations                                      (4,964,043)    (5,383,764)    (3,143,186)    (3,122,891)
   Contract maintenance charges                            (36,666)       (33,903)       (21,520)       (16,657)
Adjustments to net assets allocated
   to contracts in payout period                               243             --            373             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                           (5,754,195)    (7,526,685)    (3,634,052)    (3,815,975)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                 (4,028,261)    (6,715,439)    (2,200,914)    (2,126,657)
Net assets at beginning of period                       20,920,149     27,635,588     11,928,529     14,055,186
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $ 16,891,888   $ 20,920,149   $  9,727,615   $ 11,928,529
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                15,463         36,612         62,343         40,951
   Withdrawals                                            (293,078)      (436,491)      (337,622)      (369,391)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding              (277,615)      (399,879)      (275,279)      (328,440)
Units outstanding at beginning of period                 1,057,763      1,457,642        936,191      1,264,631
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                         780,148      1,057,763        660,912        936,191
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Federated
                                                      ---------------------------------------------------------
                                                                                      Fund for U.S. Government
                                                          Prime Money Fund II               Securities II
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $    281,858   $    110,571   $    658,231   $    999,892

Expenses:
   Mortality & expense risk and
      administrative charges                              (137,204)      (198,550)      (194,891)      (283,128)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                            144,654        (87,979)       463,340        716,764
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                               --             --        (58,222)        47,755
   Net realized gain distributions                              --             --             --        116,762
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                               --             --        (58,222)       164,517
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                              --             --       (294,858)      (383,208)
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                              144,654        (87,979)       110,260        498,073
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                   32,442         70,621         50,784        112,129
   Transfers between subaccounts
      (including fixed accounts), net                    3,728,895      2,771,015        (85,196)       (40,167)
   Transfers for contract benefits and
      terminations                                      (5,643,210)    (8,109,103)    (4,539,784)    (6,011,234)
   Contract maintenance charges                            (28,410)       (67,846)       (27,796)       (26,324)
Adjustments to net assets allocated
   to contracts in payout period                                --             --             --             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                           (1,910,283)    (5,335,313)    (4,601,992)    (5,965,596)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                 (1,765,629)    (5,423,292)    (4,491,732)    (5,467,523)
Net assets at beginning of period                       11,354,685     16,777,977     17,495,340     22,962,863
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $  9,589,056   $ 11,354,685   $ 13,003,608   $ 17,495,340
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                             5,856,450      7,331,655         62,487        118,531
   Withdrawals                                          (7,357,005)   (11,679,841)      (361,656)      (502,190)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding            (1,500,555)    (4,348,186)      (299,169)      (383,659)
Units outstanding at beginning of period                 9,298,498     13,646,684      1,148,440      1,532,099
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                       7,797,943      9,298,498        849,271      1,148,440
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity
                                                      ---------------------------------------------------------

                                                           VIP Asset Manager         VIP Asset Manager: Growth
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $      3,574   $      4,535   $    356,799   $    456,110

Expenses:
   Mortality & expense risk and
      administrative charges                                (1,902)        (2,276)      (169,165)      (241,100)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                              1,672          2,259        187,634        215,010
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                              (59)        (5,807)      (744,393)    (1,454,630)
   Net realized gain distributions                              45             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                              (14)        (5,807)      (744,393)    (1,454,630)
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                           1,873          9,291        832,144      1,951,238
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                                3,531          5,743        275,385        711,618
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                       --             --         52,494        102,560
   Transfers between subaccounts
      (including fixed accounts), net                           --          4,474       (158,917)      (399,087)
   Transfers for contract benefits and
      terminations                                              --        (37,998)    (3,506,159)    (5,083,631)
   Contract maintenance charges                               (116)            --        (24,183)       (19,305)
Adjustments to net assets allocated
   to contracts in payout period                                --             --            841             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                                 (116)       (33,524)    (3,635,924)    (5,399,463)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                      3,415        (27,781)    (3,360,539)    (4,687,845)
Net assets at beginning of period                          136,323        164,104     16,032,840     20,720,685
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $    139,738   $    136,323   $ 12,672,301   $ 16,032,840
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                    --            248         27,755         30,642
   Withdrawals                                                  (6)        (2,133)      (231,491)      (345,538)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                    (6)        (1,885)      (203,736)      (314,896)
Units outstanding at beginning of period                     7,486          9,371        883,081      1,197,977
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                           7,480          7,486        679,345        883,081
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity (continued)
                                                      ---------------------------------------------------------
                                                       VIP Asset Manager: Growth
                                                                SVC CL 2                   VIP Contrafund
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $      1,535   $      1,644   $     98,200   $    128,278

Expenses:
   Mortality & expense risk and
      administrative charges                                (1,260)        (1,147)      (371,953)      (469,038)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                                275            497       (273,753)      (340,760)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                              159            826      1,141,955        414,992
   Net realized gain distributions                              --             --          6,138             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                              159            826      1,148,093        414,992
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                           1,133          2,212      3,388,947      4,373,266
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                                1,567          3,535      4,263,287      4,447,498
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                    2,566          1,912        167,560        117,980
   Transfers between subaccounts
      (including fixed accounts), net                           --             --        170,974       (307,453)
   Transfers for contract benefits and
      terminations                                            (466)        (4,343)    (8,948,987)    (8,797,547)
   Contract maintenance charges                                 (5)            --        (53,582)       (44,596)
Adjustments to net assets allocated
   to contracts in payout period                                --             --            580             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                                2,095         (2,431)    (8,663,455)    (9,031,616)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                      3,662          1,104     (4,400,168)    (4,584,118)
Net assets at beginning of period                           77,558         76,454     33,777,624     38,361,742
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $     81,220   $     77,558   $ 29,377,456   $ 33,777,624
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                   262            280         66,007         55,844
   Withdrawals                                                 (48)          (471)      (376,251)      (416,480)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                   214           (191)      (310,244)      (360,636)
Units outstanding at beginning of period                     7,755          7,946      1,243,316      1,603,952
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                           7,969          7,755        933,072      1,243,316
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity (continued)
                                                      ---------------------------------------------------------

                                                        VIP Contrafund SVC CL 2          VIP Equity Income
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $        406   $        719   $    488,308   $    563,477

Expenses:
   Mortality & expense risk and
      administrative charges                                (6,465)        (5,700)      (329,349)      (447,586)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                             (6,059)        (4,981)       158,959        115,891
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                            7,275         14,890        258,329        (84,559)
   Net realized gain distributions                              58             --      1,073,072        134,608
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                            7,333         14,890      1,331,401         50,049
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                          51,174         25,940       (466,410)     2,871,451
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                               52,448         35,849      1,023,950      3,037,391
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                    1,021            276        150,050        121,150
   Transfers between subaccounts
      (including fixed accounts), net                       48,972         (6,495)      (518,734)      (820,294)
   Transfers for contract benefits and
      terminations                                         (12,376)       (64,513)    (7,645,590)    (8,133,994)
   Contract maintenance charges                               (822)        (2,408)       (51,767)       (44,300)
Adjustments to net assets allocated
   to contracts in payout period                                --             --            226             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                               36,795        (73,140)    (8,065,815)    (8,877,438)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                     89,243        (37,291)    (7,041,865)    (5,840,047)
Net assets at beginning of period                          309,880        347,171     31,343,688     37,183,735
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $    399,123   $    309,880   $ 24,301,823   $ 31,343,688
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                 4,601            622         45,372         36,444
   Withdrawals                                              (1,434)        (7,084)      (417,278)      (473,475)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                 3,167         (6,462)      (371,906)      (437,031)
Units outstanding at beginning of period                    25,927         32,389      1,435,349      1,872,380
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                          29,094         25,927      1,063,443      1,435,349
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity (continued)
                                                      ---------------------------------------------------------

                                                       VIP Equity Income SVC CL 2           VIP Growth
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $      4,907   $      4,802   $      1,041   $        597

Expenses:
   Mortality & expense risk and
      administrative charges                                (5,941)        (5,789)        (2,674)        (3,345)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                             (1,034)          (987)        (1,633)        (2,748)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                            2,364          4,234        (17,993)       (11,840)
   Net realized gain distributions                          12,132          1,252             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                           14,496          5,486        (17,993)       (11,840)
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                          (1,199)        25,181         27,933         18,169
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                               12,263         29,680          8,307          3,581
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                    3,622          4,361             --             --
   Transfers between subaccounts
      (including fixed accounts), net                         (169)        (8,598)            --             --
   Transfers for contract benefits and
      terminations                                          (3,653)       (15,160)       (55,862)       (20,079)
   Contract maintenance charges                               (232)            --           (157)           (16)
Adjustments to net assets allocated
   to contracts in payout period                                --             --             --             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                                 (432)       (19,397)       (56,019)       (20,095)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                     11,831         10,283        (47,712)       (16,514)

Net assets at beginning of period                          342,156        331,873        215,980        232,494
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $    353,987   $    342,156   $    168,268   $    215,980
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                 1,167          1,116             --             --
   Withdrawals                                              (1,259)        (2,722)        (2,336)          (897)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                   (92)        (1,606)        (2,336)          (897)
Units outstanding at beginning of period                    32,271         33,877          9,228         10,125
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                          32,179         32,271          6,892          9,228
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity (continued)
                                                      ---------------------------------------------------------

                                                             VIP Index 500            VIP Index 500 SVC CL 2
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $    662,588   $    565,692   $     31,062   $     25,134

Expenses:
   Mortality & expense risk and
      administrative charges                              (431,382)      (547,046)       (34,563)       (34,765)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                            231,206         18,646         (3,501)        (9,631)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                         (417,594)    (1,041,119)        47,719         39,662
   Net realized gain distributions                              --             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                         (417,594)    (1,041,119)        47,719         39,662
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                       1,235,428      4,452,752          4,476        119,212
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                            1,049,040      3,430,279         48,694        149,243
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                  375,365        245,477         25,218         33,881
   Transfers between subaccounts
      (including fixed accounts), net                   (1,228,536)    (1,414,983)          (310)       (74,738)
   Transfers for contract benefits and
      terminations                                      (7,832,738)    (7,243,043)      (172,024)      (233,234)
   Contract maintenance charges                            (87,309)       (75,285)        (5,647)        (6,983)
Adjustments to net assets allocated
   to contracts in payout period                                --             --             --             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                           (8,773,218)    (8,487,834)      (152,763)      (281,074)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                 (7,724,178)    (5,057,555)      (104,069)      (131,831)
Net assets at beginning of period                       39,090,326     44,147,881      2,013,813      2,145,644
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $ 31,366,148   $ 39,090,326   $  1,909,744   $  2,013,813
                                                      ============   ============   ============   ============
Accumulation units:
   Purchases                                               100,026         53,809          6,649         13,506
   Withdrawals                                            (714,379)      (675,490)       (23,050)       (42,985)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding              (614,353)      (621,681)       (16,401)       (29,479)
Units outstanding at beginning of period                 2,691,010      3,312,691        212,935        242,414
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                       2,076,657      2,691,010        196,534        212,935
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      Fidelity (continued)          MFS
                                                      ---------------------------   ---------------------------
                                                                                              Capital
                                                              VIP Mid Cap              Opportunities Series
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $         --   $         --   $    130,230   $     73,090

Expenses:
   Mortality & expense risk and
      administrative charges                               (18,916)       (13,275)      (202,864)      (259,685)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                            (18,916)       (13,275)       (72,634)      (186,595)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                           99,194         64,220       (599,305)    (1,499,490)
   Net realized gain distributions                          27,969             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                          127,163         64,220       (599,305)    (1,499,490)
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                         139,492        193,657        636,716      3,661,140
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                              247,739        244,602        (35,223)     1,975,055
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                   50,917          3,686        103,905        132,090
   Transfers between subaccounts
      (including fixed accounts), net                      308,787      1,096,133       (554,061)       696,440
   Transfers for contract benefits and
      terminations                                        (194,766)      (489,630)    (4,074,365)    (3,865,956)
   Contract maintenance charges                             (2,050)        (4,713)       (40,683)       (43,733)
Adjustments to net assets allocated
   to contracts in payout period                                --             --             --             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                              162,888        605,476     (4,565,204)    (3,081,159)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                    410,627        850,078     (4,600,427)    (1,106,104)

Net assets at beginning of period                        1,513,904        663,826     19,132,794     20,238,898
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $  1,924,531   $  1,513,904   $ 14,532,367   $ 19,132,794
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                57,643         95,360         44,504         95,018
   Withdrawals                                             (49,729)       (55,091)      (350,004)      (309,678)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                 7,914         40,269       (305,500)      (214,660)
Units outstanding at beginning of period                    87,509         47,240      1,262,289      1,476,949
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                          95,423         87,509        956,789      1,262,289
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      MFS (continued)
                                                      ---------------------------------------------------------
                                                                Capital
                                                        Opportunities Series SC        Emerging Growth Series
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $      4,884   $      1,897   $         --   $         --

Expenses:
   Mortality & expense risk and
      administrative charges                               (16,350)       (16,959)      (184,109)      (255,419)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                            (11,466)       (15,062)      (184,109)      (255,419)
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                           21,746         29,815     (2,835,417)    (2,448,930)
   Net realized gain distributions                              --             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                           21,746         29,815     (2,835,417)    (2,448,930)
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                         (17,422)        69,879      3,993,523      4,642,607
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                               (7,142)        84,632        973,997      1,938,258
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                   14,670         11,624        166,654         69,258
   Transfers between subaccounts
      (including fixed accounts), net                        6,283        104,960       (696,708)      (758,779)
   Transfers for contract benefits and
      terminations                                        (142,128)      (106,088)    (4,334,609)    (4,339,548)
   Contract maintenance charges                             (3,043)        (2,440)       (29,862)       (20,587)
Adjustments to net assets allocated
   to contracts in payout period                                --             --            221             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                             (124,218)         8,056     (4,894,304)    (5,049,656)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                   (131,360)        92,688     (3,920,307)    (3,111,398)
Net assets at beginning of period                          994,363        901,675     17,811,466     20,922,864
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $    863,003   $    994,363   $ 13,891,159   $ 17,811,466
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                 6,461         28,702         26,909         21,096
   Withdrawals                                             (22,846)       (26,532)      (299,257)      (328,156)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding               (16,385)         2,170       (272,348)      (307,060)
Units outstanding at beginning of period                   127,036        124,866        986,404      1,293,464
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                         110,651        127,036        714,056        986,404
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                      MFS (continued)
                                                      ---------------------------------------------------------

                                                       Emerging Growth Series SC        High Income Series
                                                      ---------------------------   ---------------------------
                                                          2005           2004           2005           2004
                                                      ------------   ------------   ------------   ------------
Income:
   Dividends                                          $         --   $         --   $    475,781   $    424,668

Expenses:
   Mortality & expense risk and
      administrative charges                                (1,195)        (1,249)       (87,285)      (118,044)
                                                      ------------   ------------   ------------   ------------
Net investment income (expense)                             (1,195)        (1,249)       388,496        306,624
                                                      ------------   ------------   ------------   ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of
      fund shares                                              151            553        219,998        485,662
   Net realized gain distributions                              --             --             --             --
                                                      ------------   ------------   ------------   ------------
      Net realized gains (losses)                              151            553        219,998        485,662
                                                      ------------   ------------   ------------   ------------
Change in unrealized appreciation / depreciation
   during the year                                           6,635          8,668       (537,206)      (131,359)
                                                      ------------   ------------   ------------   ------------
Increase (decrease) in net assets from
   operations                                                5,591          7,972         71,288        660,927
                                                      ------------   ------------   ------------   ------------

Contract transactions:
   Payments received from contract owners                    1,367             --         41,918         47,527
   Transfers between subaccounts
      (including fixed accounts), net                          370         (7,479)      (157,683)      (384,298)
   Transfers for contract benefits and
      terminations                                              --         (3,949)    (2,150,349)    (2,694,137)
   Contract maintenance charges                                (12)            --        (11,681)       (12,237)
Adjustments to net assets allocated
   to contracts in payout period                                --             --            300             --
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   from contract transactions                                1,725        (11,428)    (2,277,495)    (3,043,145)
                                                      ------------   ------------   ------------   ------------
Total increase (decrease) in net assets                      7,316         (3,456)    (2,206,207)    (2,382,218)
Net assets at beginning of period                           74,551         78,007      8,567,593     10,949,811
                                                      ------------   ------------   ------------   ------------
Net assets at end of period                           $     81,867   $     74,551   $  6,361,386   $  8,567,593
                                                      ============   ============   ============   ============

Accumulation units:
   Purchases                                                   236            152        113,372        274,435
   Withdrawals                                                  (2)        (1,677)      (258,057)      (484,305)
                                                      ------------   ------------   ------------   ------------
Net increase (decrease) in units outstanding                   234         (1,525)      (144,685)      (209,870)
Units outstanding at beginning of period                     9,672         11,197        547,553        757,423
                                                      ------------   ------------   ------------   ------------
Units outstanding at end of period                           9,906          9,672        402,868        547,553
                                                      ============   ============   ============   ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS (continued)
                                                        ------------------------------------------------------------

                                                           High Income Series SC             Research Series
                                                        ----------------------------    ----------------------------
                                                            2005            2004           2005             2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $     12,210    $      8,173    $     57,942    $    154,544

Expenses:
   Mortality & expense risk and
      administrative charges                                  (3,202)         (3,183)       (141,545)       (191,499)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                                9,008           4,990         (83,603)        (36,955)
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares          1,161           2,351        (747,420)     (1,517,381)
   Net realized gain distributions                                --              --              --              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                              1,161           2,351        (747,420)     (1,517,381)
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                            (9,614)          6,013       1,520,521       3,352,733
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations                555          13,354         689,498       1,798,397
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                          1           2,999          67,262          50,752
   Transfers between subaccounts
      (including fixed accounts), net                            542            (684)       (345,383)       (529,389)
   Transfers for contract benefits and
      terminations                                           (10,256)         (8,349)     (3,196,046)     (3,833,534)
   Contract maintenance charges                                  (49)            (21)        (21,717)        (13,713)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --             208              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                                 (9,762)         (6,055)     (3,495,676)     (4,325,884)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       (9,207)          7,299      (2,806,178)     (2,527,487)
Net assets at beginning of period                            189,989         182,690      13,218,142      15,745,629
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $    180,782    $    189,989    $ 10,411,964    $ 13,218,142
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                      86             575          19,837          10,719
   Withdrawals                                                  (887)           (851)       (214,176)       (280,183)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                    (801)           (276)       (194,339)       (269,464)
Units outstanding at beginning of period                      15,832          16,108         741,702       1,011,166
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                            15,031          15,832         547,363         741,702
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS (continued)
                                                        ------------------------------------------------------------

                                                           Research Series SC             Strategic Income Series
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $         92    $        257    $    371,656    $    345,926

Expenses:
   Mortality & expense risk and
      administrative charges                                    (551)           (520)        (64,209)        (84,368)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                                 (459)           (263)        307,447         261,558
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares            240             962          96,720         154,784
   Net realized gain distributions                                --              --          19,464              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                                240             962         116,184         154,784
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                             1,959           3,618        (397,100)        (45,385)
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations              1,740           4,317          26,531         370,957
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                         --           2,080          17,525          19,497
   Transfers between subaccounts
      (including fixed accounts), net                           (124)           (834)        349,118          49,532
   Transfers for contract benefits and
      terminations                                                --          (3,436)     (1,412,977)     (1,787,648)
   Contract maintenance charges                                   --              --          (9,207)         (9,330)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                                   (124)         (2,190)     (1,055,541)     (1,727,949)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                        1,616           2,127      (1,029,010)     (1,356,992)
Net assets at beginning of period                             30,445          28,318       5,800,358       7,157,350
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $     32,061    $     30,445    $  4,771,348    $  5,800,358
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                      40             324          42,617          21,400
   Withdrawals                                                   (52)           (528)       (118,069)       (150,474)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                     (12)           (204)        (75,452)       (129,074)
Units outstanding at beginning of period                       3,425           3,629         412,690         541,764
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                             3,413           3,425         337,238         412,690
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS (continued)                 Pioneer
                                                        ----------------------------    ----------------------------

                                                         Strategic Income Series SC          Equity Income VCT
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $      9,340    $      7,044    $     51,296    $     55,067

Expenses:
   Mortality & expense risk and
      administrative charges                                  (2,481)         (2,559)        (31,568)        (36,165)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                                6,859           4,485          19,728          18,902
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares           (168)          1,068         118,815          17,021
   Net realized gain distributions                               509              --              --              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                                341           1,068         118,815          17,021
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                            (7,597)          2,365         (36,837)        321,242
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations               (397)          7,918         101,706         357,165
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                         --           4,171           6,464          10,467
   Transfers between subaccounts
      (including fixed accounts), net                          1,343         (16,431)        296,846         (69,053)
   Transfers for contract benefits and
      terminations                                            (7,166)         (5,526)       (722,312)       (731,115)
   Contract maintenance charges                                 (384)             --          (6,198)         (7,089)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                                 (6,207)        (17,786)       (425,200)       (796,790)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                       (6,604)         (9,868)       (323,494)       (439,625)
Net assets at beginning of period                            143,122         152,990       2,627,522       3,067,147
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $    136,518    $    143,122    $  2,304,028    $  2,627,522
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                     108             680          41,721          20,081
   Withdrawals                                                  (618)         (1,991)        (76,015)        (93,393)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                    (510)         (1,311)        (34,294)        (73,312)
Units outstanding at beginning of period                      11,469          12,780         219,273         292,585
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                            10,959          11,469         184,979         219,273
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        Pioneer (continued)
                                                        ------------------------------------------------------------

                                                                  Fund VCT                    Growth Shares VCT
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $     16,074    $     16,405    $      1,088    $         --

Expenses:
   Mortality & expense risk and
      administrative charges                                 (19,344)        (25,788)         (2,989)         (4,885)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                               (3,270)         (9,383)         (1,901)         (4,885)
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         49,223          (3,598)         15,566          19,757
   Net realized gain distributions                                --              --              --              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                             49,223          (3,598)         15,566          19,757
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                            15,991         160,519         (13,228)            677
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations             61,944         147,538             437          15,549
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                      3,307           8,280             497             209
   Transfers between subaccounts
      (including fixed accounts), net                        (22,617)        (70,042)        (11,348)         18,082
   Transfers for contract benefits and
      terminations                                          (295,112)       (513,614)       (103,069)        (97,628)
   Contract maintenance charges                               (4,356)         (9,939)         (1,444)           (507)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                               (318,778)       (585,315)       (115,364)        (79,844)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (256,834)       (437,777)       (114,927)        (64,295)
Net assets at beginning of period                          1,661,963       2,099,740         311,459         375,754
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $  1,405,129    $  1,661,963    $    196,532    $    311,459
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                   7,874           9,548           8,119          27,272
   Withdrawals                                               (42,855)        (79,132)        (27,449)        (40,790)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (34,981)        (69,584)        (19,330)        (13,518)
Units outstanding at beginning of period                     182,082         251,666          50,310          63,828
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                           147,101         182,082          30,980          50,310
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        Pioneer (continued)
                                                        ------------------------------------------------------------

                                                             Mid Cap Value VCT              Mid Cap Value VCT II
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $     54,839    $     74,047    $      3,234    $      4,487

Expenses:
   Mortality & expense risk and
      administrative charges                                (222,182)       (266,889)        (28,621)        (26,807)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                             (167,343)       (192,842)        (25,387)        (22,320)
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares      1,651,269       1,160,157          93,300          98,273
   Net realized gain distributions                         1,057,524         193,911          92,645          15,720
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                          2,708,793       1,354,068         185,945         113,993
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                        (1,442,918)      2,605,499         (73,065)        187,798
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations          1,098,532       3,766,725          87,493         279,471
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                    152,178         109,163          16,365          26,325
   Transfers between subaccounts
      (including fixed accounts), net                       (828,931)       (419,622)        (21,873)       (160,277)
   Transfers for contract benefits and
      terminations                                        (4,183,557)     (4,521,958)       (190,008)       (195,166)
   Contract maintenance charges                              (40,669)        (43,922)         (5,096)         (4,388)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                             (4,900,979)     (4,876,339)       (200,612)       (333,506)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                   (3,802,447)     (1,109,614)       (113,119)        (54,035)
Net assets at beginning of period                         20,295,444      21,405,058       1,669,856       1,723,891
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $ 16,492,997    $ 20,295,444    $  1,556,737    $  1,669,856
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                  52,410          57,379           5,266           7,007
   Withdrawals                                              (276,501)       (311,948)        (19,797)        (33,543)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                (224,091)       (254,569)        (14,531)        (26,536)
Units outstanding at beginning of period                     946,679       1,201,248         122,636         149,172
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                           722,588         946,679         108,105         122,636
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        Pioneer (continued)
                                                        ------------------------------------------------------------

                                                            Real Estate Shares VCT       Real Estate Shares VCT II
                                                        ----------------------------    ----------------------------
                                                             2005           2004            2005           2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $    224,055    $    252,893    $     12,344    $     12,438

Expenses:
   Mortality & expense risk and
      administrative charges                                 (85,317)        (88,603)         (6,897)         (5,913)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                              138,738         164,290           5,447           6,525
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares        695,814         569,604          13,897           6,761
   Net realized gain distributions                           243,024              --          14,230              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                            938,838         569,604          28,127           6,761
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                          (226,236)      1,298,527          15,536          85,519
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            851,340       2,032,421          49,110          98,805
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                     68,916          69,737           4,413           4,924
   Transfers between subaccounts
      (including fixed accounts), net                       (209,928)        662,545         (12,086)         (7,709)
   Transfers for contract benefits and
      terminations                                        (1,490,031)     (1,833,265)        (16,900)        (14,655)
   Contract maintenance charges                              (13,722)        (16,155)           (334)           (191)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                             (1,644,765)     (1,117,138)        (24,907)        (17,631)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                     (793,425)        915,283          24,203          81,174
Net assets at beginning of period                          7,690,844       6,775,561         404,629         323,455
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $  6,897,419    $  7,690,844    $    428,832    $    404,629
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                  36,386          71,275             550             950
   Withdrawals                                              (107,239)       (132,678)         (1,910)         (2,083)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (70,853)        (61,403)         (1,360)         (1,133)
Units outstanding at beginning of period                     339,243         400,646          22,058          23,191
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                           268,390         339,243          20,698          22,058
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        Pioneer (continued)             DWS Scudder
                                                        ----------------------------    ----------------------------

                                                            Small Cap Value VCT                     Bond
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $         --  $           --    $      1,216    $      1,303

Expenses:
   Mortality & expense risk and
      administrative charges                                  (7,773)         (6,163)           (466)           (509)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                               (7,773)         (6,163)            750             794
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         48,253          13,019             264             604
   Net realized gain distributions                            17,617               -             310               -
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                             65,870          13,019             574             604
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                            (9,046)         82,613            (933)            (92)
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations             49,051          89,469             391           1,306
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                         74           4,237              --              --
   Transfers between subaccounts
      (including fixed accounts), net                        100,350         347,127              --          (4,473)
   Transfers for contract benefits and
      terminations                                          (205,576)        (78,046)         (4,008)         (1,439)
   Contract maintenance charges                               (1,732)            (93)            (27)             --
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                               (106,884)        273,225          (4,035)         (5,912)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                      (57,833)        362,694          (3,644)         (4,606)
Net assets at beginning of period                            659,749         297,055          34,165          38,771
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $    601,916    $    659,749    $     30,521    $     34,165
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                  16,890          26,694              --              --
   Withdrawals                                               (23,792)         (7,493)           (237)           (361)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                  (6,902)         19,201            (237)           (361)
Units outstanding at beginning of period                      41,082          21,881           2,022           2,383
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                            34,180          41,082           1,785           2,022
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                        DWS Scudder (continued)
                                                        ------------------------------------------------------------

                                                          Global Opportunities                Growth and Income
                                                        ----------------------------    ----------------------------
                                                            2005            2004            2005            2004
                                                        ------------    ------------    ------------    ------------
Income:
   Dividends                                            $     18,073    $         --    $     44,981    $     28,224

Expenses:
   Mortality & expense risk and
      administrative charges                                 (56,052)        (63,646)        (54,482)        (72,632)
                                                        ------------    ------------    ------------    ------------
Net investment income (expense)                              (37,979)        (63,646)         (9,501)        (44,408)
                                                        ------------    ------------    ------------    ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares        340,338         (36,684)       (146,542)       (278,185)
   Net realized gain distributions                                --              --              --              --
                                                        ------------    ------------    ------------    ------------
      Net realized gains (losses)                            340,338         (36,684)       (146,542)       (278,185)
                                                        ------------    ------------    ------------    ------------
Change in unrealized appreciation / depreciation
   during the year                                           358,329         941,789         323,760         732,903
                                                        ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            660,688         841,459         167,717         410,310
                                                        ------------    ------------    ------------    ------------

Contract transactions:
   Payments received from contract owners                     13,490          23,502          38,038          42,135
   Transfers between subaccounts
      (including fixed accounts), net                        157,201        (361,900)         12,309        (182,433)
   Transfers for contract benefits and
      terminations                                          (917,344)     (1,062,600)     (1,320,511)     (1,172,877)
   Contract maintenance charges                               (9,252)         (8,485)         (9,068)         (9,877)
Adjustments to net assets allocated
   to contracts in payout period                                  --              --              --              --
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   from contract transactions                               (755,905)     (1,409,483)     (1,279,232)     (1,323,052)
                                                        ------------    ------------    ------------    ------------
Total increase (decrease) in net assets                      (95,217)       (568,024)     (1,111,515)       (912,742)
Net assets at beginning of period                          4,528,440       5,096,464       5,093,911       6,006,653
                                                        ------------    ------------    ------------    ------------
Net assets at end of period                             $  4,433,223    $  4,528,440    $  3,982,396    $  5,093,911
                                                        ============    ============    ============    ============

Accumulation units:
   Purchases                                                  55,502          27,084          21,968          12,824
   Withdrawals                                               (89,612)       (106,807)       (133,844)       (135,927)
                                                        ------------    ------------    ------------    ------------
Net increase (decrease) in units outstanding                 (34,110)        (79,723)       (111,876)       (123,103)
Units outstanding at beginning of period                     222,744         302,467         447,734         570,837
                                                        ------------    ------------    ------------    ------------
Units outstanding at end of period                           188,634         222,744         335,858         447,734
                                                        ============    ============    ============    ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          DWS Scudder (continued)
                                                          -----------------------------------------------------------

                                                                International                   International B
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005             2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $    170,087   $    154,510   $      1,138     $      1,029

Expenses:
   Mortality & expense risk and
      administrative charges                                  (119,772)      (154,500)        (1,661)          (1,775)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                                 50,315             10           (523)            (746)
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares          195,641     (1,607,178)         5,872            6,102
   Net realized gain distributions                                  --             --             --               --
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                              195,641     (1,607,178)         5,872            6,102
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                           1,003,096      3,187,433          6,289            6,938
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                1,249,052      1,580,265         11,638           12,294
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                       67,663         58,485            654              547
   Transfers between subaccounts
      (including fixed accounts), net                         (425,942)      (481,448)        (2,629)          (3,180)
   Transfers for contract benefits and
      terminations                                          (2,866,584)    (2,823,395)       (12,317)         (21,546)
      Contract maintenance charges                             (16,298)        (9,735)          (716)            (829)
Adjustments to net assets allocated
   to contracts in payout period                                   503             --             --               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                               (3,240,658)    (3,256,093)       (15,008)         (25,008)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                     (1,991,606)    (1,675,828)        (3,370)         (12,714)
Net assets at beginning of period                           11,307,919     12,983,747         96,354          109,068
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $  9,316,313   $ 11,307,919   $     92,984     $     96,354
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                    47,747         24,435            157              271
   Withdrawals                                                (271,189)      (280,365)        (1,717)          (3,106)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                  (223,442)      (255,930)        (1,560)          (2,835)
Units outstanding at beginning of period                       796,972      1,052,902         10,295           13,130
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                             573,530        796,972          8,735           10,295
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          DWS Scudder (continued)
                                                          -----------------------------------------------------------

                                                                  Money Market          VIT EAFE(R) Equity Index Fund
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005            2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $      1,765   $        595   $     20,753     $     27,109

Expenses:
   Mortality & expense risk and
      administrative charges                                      (926)          (943)        (6,782)         (14,205)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                                    839           (348)        13,971           12,904
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares               --             --        157,330           30,253
   Net realized gain distributions                                  --             --             --               --
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                                   --             --        157,330           30,253
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                                  --             --       (168,505)         111,165
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                      839           (348)         2,796          154,322
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                           --             --            745            8,836
   Transfers between subaccounts
      (including fixed accounts), net                               --             --       (808,079)         (38,874)
   Transfers for contract benefits and
      terminations                                                  --           (272)      (218,175)        (382,923)
   Contract maintenance charges                                    (14)            --         (1,972)          (3,472)
Adjustments to net assets allocated
   to contracts in payout period                                    --             --             --               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                                      (14)          (272)    (1,027,481)        (416,433)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                            825           (620)    (1,024,685)        (262,111)
Net assets at beginning of period                               65,665         66,285      1,024,685        1,286,796
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $     66,490   $     65,665   $         --     $  1,024,685
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                        --             --         50,904           33,968
   Withdrawals                                                     (10)          (221)      (180,436)         (96,359)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                       (10)          (221)      (129,532)         (62,391)
Units outstanding at beginning of period                        50,546         50,767        129,532          191,923
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                              50,536         50,546             --          129,532
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          DWS Scudder (continued)       T. Rowe Price
                                                          ---------------------------   -----------------------------

                                                              Small Cap Index VIP              Equity Income
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005             2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $     13,863   $     10,501   $    664,313     $    768,934

Expenses:
   Mortality & expense risk and
      administrative charges                                   (25,837)       (31,850)      (547,643)        (681,751)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                                (11,974)       (21,349)       116,670           87,183
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares          177,014        184,731      1,786,800        1,279,876
   Net realized gain distributions                              59,454             --      1,930,333        1,110,192
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                              236,468        184,731      3,717,133        2,390,068
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                            (193,712)       200,783     (2,824,227)       3,747,835
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                   30,782        364,165      1,009,576        6,225,086
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                       60,325         11,506        269,628          336,702
   Transfers between subaccounts
      (including fixed accounts), net                         (191,483)       180,757       (153,994)        (488,852)
   Transfers for contract benefits and
      terminations                                            (542,479)      (779,233)   (11,086,299)     (11,170,960)
   Contract maintenance charges                                 (5,111)        (8,960)       (89,851)         (81,116)
Adjustments to net assets allocated
   to contracts in payout period                                    --             --            400               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                                 (678,748)      (595,930)   (11,060,116)     (11,404,226)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                       (647,966)      (231,765)   (10,050,540)      (5,179,140)
Net assets at beginning of period                            2,374,914      2,606,679     49,548,979       54,728,119
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $  1,726,948   $  2,374,914   $ 39,498,439     $ 49,548,979
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                    33,497         49,717        110,768           94,575
   Withdrawals                                                 (89,949)      (102,613)      (564,048)        (602,751)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                   (56,452)       (52,896)      (453,280)        (508,176)
Units outstanding at beginning of period                       192,029        244,925      2,071,571        2,579,747
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                             135,577        192,029      1,618,291        2,071,571
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          T. Rowe Price (continued)
                                                          -----------------------------------------------------------

                                                              International Stock            Limited-Term Bond
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005             2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $    334,138   $    265,396   $    824,039     $    997,086

Expenses:
   Mortality & expense risk and
      administrative charges                                  (290,591)      (350,195)      (300,017)        (408,651)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                                 43,547        (84,799)       524,022          588,435
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         (133,453)    (1,040,685)       (66,622)         164,951
   Net realized gain distributions                              72,639             --             --               --
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                              (60,814)    (1,040,685)       (66,622)         164,951
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                           2,973,367      4,026,414       (371,700)        (839,153)
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                2,956,100      2,900,930         85,700          (85,767)
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                      157,352        171,274         87,517          163,969
   Transfers between subaccounts
      (including fixed accounts), net                         (811,609)      (824,269)       353,528          165,349
   Transfers for contract benefits and
      terminations                                          (5,314,233)    (5,422,548)    (6,730,793)      (6,557,977)
   Contract maintenance charges                                (52,420)       (50,438)       (57,278)         (47,920)
Adjustments to net assets allocated
   to contracts in payout period                                   208             --             --               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                               (6,020,702)    (6,125,981)    (6,347,026)      (6,276,579)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                     (3,064,602)    (3,225,051)    (6,261,326)      (6,362,346)
Net assets at beginning of period                           25,422,482     28,647,533     26,721,781       33,084,127
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $ 22,357,880   $ 25,422,482   $ 20,460,455     $ 26,721,781
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                    61,562         61,500        130,724          167,240
   Withdrawals                                                (518,302)      (577,588)      (576,039)        (603,508)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                  (456,740)      (516,088)      (445,315)        (436,268)
Units outstanding at beginning of period                     1,973,457      2,489,545      1,888,903        2,325,171
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                           1,516,717      1,973,457      1,443,588        1,888,903
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          T. Rowe Price (continued)
                                                          -----------------------------------------------------------
                                                              New America Growth         Personal Strategy Balanced
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005             2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $         --   $      6,479   $    329,488     $    468,305

Expenses:
   Mortality & expense risk and
      administrative charges                                  (129,388)      (175,170)      (233,270)        (318,071)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                               (129,388)      (168,691)        96,218          150,234
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         (373,226)      (712,320)       843,208          460,558
   Net realized gain distributions                                  --             --        150,008           87,601
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                             (373,226)      (712,320)       993,216          548,159
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                             755,508      2,014,264       (232,040)       1,782,086
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                  252,894      1,133,253        857,394        2,480,479
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                       59,687         76,074         39,366          102,710
   Transfers between subaccounts
      (including fixed accounts), net                         (460,129)      (125,049)      (370,527)        (205,313)
   Transfers for contract benefits and
      terminations                                          (2,704,304)    (3,265,713)    (5,422,252)      (7,924,117)
   Contract maintenance charges                                (18,133)       (16,966)       (32,154)         (30,951)
Adjustments to net assets allocated
   to contracts in payout period                                   439             --            394               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                               (3,122,440)    (3,331,654)    (5,785,173)      (8,057,671)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                     (2,869,546)    (2,198,401)    (4,927,779)      (5,577,192)
Net assets at beginning of period                           12,383,933     14,582,334     22,199,795       27,776,987
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $  9,514,387   $ 12,383,933   $ 17,272,016     $ 22,199,795
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                    51,523         34,180         42,933           60,357
   Withdrawals                                                (226,565)      (220,134)      (300,347)        (450,597)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                  (175,042)      (185,954)      (257,414)        (390,240)
Units outstanding at beginning of period                       668,378        854,332      1,005,226        1,395,466
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                             493,336        668,378        747,812        1,005,226
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                          Van Kampen
                                                          -----------------------------------------------------------

                                                          UIF Emerging Markets Equity     UIF Core Plus Fixed Income
                                                          ---------------------------   -----------------------------
                                                              2005           2004           2005             2004
                                                          ------------   ------------   ------------     ------------
Income:
   Dividends                                              $     13,723   $     20,841   $  1,010,646     $  1,213,639

Expenses:
   Mortality & expense risk and
      administrative charges                                   (44,925)       (43,829)      (373,758)        (431,598)
                                                          ------------   ------------   ------------     ------------
Net investment income (expense)                                (31,202)       (22,988)       636,888          782,041
                                                          ------------   ------------   ------------     ------------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares          373,642        352,954        132,119          125,039
   Net realized gain distributions                                  --             --        207,245           73,065
                                                          ------------   ------------   ------------     ------------
      Net realized gains (losses)                              373,642        352,954        339,364          198,104
                                                          ------------   ------------   ------------     ------------
Change in unrealized appreciation / depreciation
   during the year                                             673,242        281,016       (184,425)         (61,665)
                                                          ------------   ------------   ------------     ------------
Increase (decrease) in net assets from
   operations                                                1,015,682        610,982        791,827          918,480
                                                          ------------   ------------   ------------     ------------

Contract transactions:
   Payments received from contract owners                       27,724         25,259        194,611          295,442
   Transfers between subaccounts
      (including fixed accounts), net                          430,744         20,498      1,700,112        1,314,647
   Transfers for contract benefits and
      terminations                                            (583,428)      (866,764)    (5,563,841)      (4,751,903)
   Contract maintenance charges                                 (9,141)       (11,411)       (73,940)         (70,267)
Adjustments to net assets allocated
   to contracts in payout period                                    --             --             --               --
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in net assets
   from contract transactions                                 (134,101)      (832,418)    (3,743,058)      (3,212,081)
                                                          ------------   ------------   ------------     ------------
Total increase (decrease) in net assets                        881,581       (221,436)    (2,951,231)      (2,293,601)
Net assets at beginning of period                            3,278,711      3,500,147     29,617,972       31,911,573
                                                          ------------   ------------   ------------     ------------
Net assets at end of period                               $  4,160,292   $  3,278,711   $ 26,666,741     $ 29,617,972
                                                          ============   ============   ============     ============

Accumulation units:
   Purchases                                                    83,384         59,227        193,257          227,600
   Withdrawals                                                 (93,494)      (138,177)      (467,806)        (464,213)
                                                          ------------   ------------   ------------     ------------
Net increase (decrease) in units outstanding                   (10,110)       (78,950)      (274,549)        (236,613)
Units outstanding at beginning of period                       265,989        344,939      2,228,656        2,465,269
                                                          ------------   ------------   ------------     ------------
Units outstanding at end of period                             255,879        265,989      1,954,107        2,228,656
                                                          ============   ============   ============     ============

The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                         Van Kampen (continued)
                                                         ----------------------

                                                              UIF Technology
                                                         ----------------------
                                                           2005         2004
                                                         --------     ---------
Income:
   Dividends                                             $     --     $     --

Expenses:
   Mortality & expense risk and
      administrative charges                               (1,041)      (1,001)
                                                         --------     --------
Net investment income (expense)                            (1,041)      (1,001)
                                                         --------     --------
Realized gains (losses) on investments:
   Net realized gains (losses) on sale of fund shares         209          115
   Net realized gain distributions                             --           --
                                                         --------     ---------
      Net realized gains (losses)                             209          115
                                                         --------     ---------
Change in unrealized appreciation / depreciation
   during the year                                           (209)         830
                                                         --------     --------
Increase (decrease) in net assets from
   operations                                              (1,041)         (56)
                                                         --------     --------

Contract transactions:
   Payments received from contract owners                      --           (1)
   Transfers between subaccounts
      (including fixed accounts), net                       3,813        5,933
   Transfers for contract benefits and
      terminations                                           (785)      (7,713)
   Contract maintenance charges                                (5)          (1)
Adjustments to net assets allocated
   to contracts in payout period                               --           --
                                                         --------     --------
Net increase (decrease) in net assets
   from contract transactions                               3,023       (1,782)
                                                         --------     --------
Total increase (decrease) in net assets                     1,982       (1,838)
Net assets at beginning of period                          58,533       60,371
                                                         --------     --------
Net assets at end of period                              $ 60,515     $ 58,533
                                                         ========     ========

Accumulation units:
   Purchases                                                  757        1,411
   Withdrawals                                               (154)      (1,489)
                                                         --------     --------
Net increase (decrease) in units outstanding                  603          (78)
Units outstanding at beginning of period                   10,819       10,897
                                                         --------     --------
Units outstanding at end of period                         11,422       10,819
                                                         ========     ========

The accompanying notes are an integral part of these financial statements.

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

1.    NATURE OF OPERATIONS

      United of Omaha Separate Account C ("Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

      A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those subaccounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.    SUBACCOUNTS

      The Separate Account is divided into subaccounts for which accumulation units are separately maintained. Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio. The available portfolios and subaccounts are:

      Alger

      Alger American Fund

      Alger American Growth Portfolio Class O ("American Growth")
      Alger American Small Capitalization Portfolio Class O ("American Small
         Capitalization")

      Federated

      Federated Insurance Series

      Federated Prime Money Market Fund II Portfolio ("Prime Money Fund II") Federated Fund for U.S. Government Securities II Portfolio ("Fund for U.S.
         Government Securities II")

      Fidelity

      Fidelity Variable Insurance Products Fund

      Fidelity VIP Equity Income Portfolio Initial Class ("VIP Equity Income") Fidelity VIP Equity Income Portfolio Service Class 2 ("VIP Equity Income
         SVC CL 2")
      Fidelity VIP Growth Portfolio Initial Class ("VIP Growth")
      Fidelity VIP Mid Cap Portfolio Class 2 ("VIP Mid Cap") - Commenced
         May 1, 2003

      Fidelity Variable Insurance Products Fund II

      Fidelity VIP Asset Manager Portfolio Initial Class ("VIP Asset Manager") Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset
         Manager: Growth")
      Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 ("VIP Asset
         Manager: Growth SVC CL 2")
      Fidelity VIP Contrafund Portfolio Initial Class ("VIP Contrafund")
         Fidelity VIP Contrafund
      Portfolio Service Class 2 ("VIP Contrafund SVC CL 2")
         Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500") Fidelity VIP Index 500 Portfolio Service Class 2 ("VIP Index 500 SVC
         CL 2")

      MFS

      MFS Variable Insurance Trust

      MFS Capital Opportunities Series Portfolio Initial Class ("Capital
         Opportunities Series")
      MFS Capital Opportunities Series Portfolio Service Class ("Capital
         Opportunities Series SC")
      MFS Emerging Growth Series Portfolio Initial Class ("Emerging Growth
         Series")
      MFS Emerging Growth Series Portfolio Service Class ("Emerging Growth
         Series SC")
      MFS High Income Series Portfolio Initial Class ("High Income Series") MFS High Income Series Portfolio Service Class ("High Income Series SC") MFS Research Series Portfolio Initial Class ("Research Series")
      MFS Research Series Portfolio Service Class ("Research Series SC")
      MFS Strategic Income Series Portfolio Initial Class ("Strategic Income
         Series")
      MFS Strategic Income Series Portfolio Service Class ("Strategic Income
         Series SC")

      Pioneer

      Pioneer Variable Contracts Trust

      Pioneer Equity Income VCT Portfolio Class II ("Equity Income VCT") Pioneer VCT Portfolio Class II ("Fund VCT")
      Pioneer Growth Shares VCT Portfolio Class II ("Growth Shares VCT") Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT") Pioneer Mid Cap Value VCT Portfolio Class II ("Mid Cap Value VCT II") Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares
         VCT")
      Pioneer Real Estate Shares VCT Portfolio Class II ("Real Estate Shares
         VCT II")
      Pioneer Small Cap Value VCT Portfolio Class II ("Small Cap Value VCT")

      DWS Scudder

      DWS Variable Series I (formerly Scudder Variable Series I)

      DWS Bond VIP (formerly Scudder VS1 Bond Portfolio) ("Bond")
      DWS Global Opportunities VIP (formerly Scudder VS1 Global Discovery
         Portfolio Class B) ("Global Opportunities")
      DWS Growth and Income VIP (formerly Scudder VS1 Growth and Income
         Portfolio Class B) ("Growth and Income")
      DWS International VIP Class A (formerly Scudder VS1 International
         Portfolio Class A) ("International")
      DWS International VIP Class B (formerly Scudder VS1 International
         Portfolio Class B) ("International B")
      Money Market VIP (formerly Scudder VS1 Money Market Portfolio) ("Money
         Market")

      DWS Investments VIT Funds (formerly Scudder Investments VIT Funds)

      Scudder VIT EAFE(R) Equity Index Fund Portfolio ("VIT EAFE(R) Equity
         Index Fund") (Liquidated July 25, 2005)
      DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index Fund
         Portfolio) ("Small Cap Index VIP")

      T. Rowe Price

      T. Rowe Price Equity Series, Inc.

      T. Rowe Price Equity Income Portfolio ("Equity Income")
      T. Rowe Price New America Growth Portfolio ("New America Growth")
      T. Rowe Price Personal Strategy Balanced Portfolio ("Personal Strategy Balanced")

      T. Rowe Price International Series, Inc.

      T. Rowe Price International Stock Portfolio ("International Stock")

      T. Rowe Price Fixed Income Series, Inc.

      T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

      Van Kampen

      Van Kampen Universal Institutional Funds, Inc.

      Van Kampen UIF Emerging Markets Equity Portfolio ("UIF Emerging Markets
         Equity")
      Van Kampen UIF Core Plus Fixed Income Portfolio ("UIF Core Plus Fixed
         Income")
      Van Kampen UIF Technology Portfolio ("UIF Technology")

      The availability of some portfolios is dependent upon the product under which each policy was written.

      The following portfolio is available but is not shown on the statements due to not having had any activity.
         Van Kampen UIF Core Plus Fixed Income Portfolio Class II ("UIF Core
            Plus Fixed Income II")

3.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

      Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date. Prior to June 1, 2004, realized gains and losses on the sales of investments were computed on the basis of the identified cost of the investment sold. Subsequent to June 1, 2004, realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

      The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

      Contracts  in Payout  (Annuitization)  Period - Net  assets  allocated  to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is
      4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to United.

      Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal and state income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.

4.    ACCOUNT CHARGES

      Mortality & Expense and Administrative Charges:
      Mortaility & expense and administrative charges are combined in this report.

      Mortality and Expense Risk Charge:
      United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The nominal annual rate is a percentage of the net asset value of each subaccount based on the following:

         Series I              1.25%         Series V              1.00%
         Ultra-Access          1.40%         Ultra-Rewards         1.25%
         Ultra-Select          1.50%

      These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

      Administrative Charges:
      Administrative Expense - United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each subaccount based on the following:

Series I                            .15%
Series V                            .20%
Ultra-Rewards and Ultra-Select      .15%(0% for accumulation value of $100,000 or more)
Ultra-Access                        .20%

      These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

      Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the policyholder an option to purchase an enhanced death benefit. For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of .30% of the accumulation value is deducted from each policy with this feature. For Series V, a daily charge equivalent to an annual rate of .35% of the accumulation value is deducted from each policy issued prior to May 1, 2003. A daily charge equal to an annual rate of .30% of accumulation value is deducted from each policy issued after May 1, 2003. These charges are assessed through a reduction of unit values. Series V policies issued prior to May 1, 1998 are assessed a daily charge of .35% of the accumulation value through a reduction of unit value for each policy with this feature.

      Enhanced Credit Rider - Ultra-Rewards policyholders can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each policy for this charge for the first eight policy years. These charges are assessed through the reduction of unit values.

      Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards policyholders can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit values.

      Return Benefits Charge - Series V and Ultra-Select policyholders can elect the returns benefit rider. An annual charge is calculated and assessed on the policy anniversary. The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each policy for this charge. These charges are assessed through the reduction of unit value.

      Policy Fee - There is an annual policy fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable policy year. This charge is assessed through the redemption of units. United guarantees the annual policy fee will not increase.

      Contract Maintenance Charges:

      Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received.

      Transfer   fees  -  A  transfer   fee  of  $10  may  be  imposed  for  any
      non-systematic transfer in excess of twelve per policy year. The transfer fee is deducted from the amount transferred on the date of the transfer.

5.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2005 were as follows:

                                                     Purchases        Sales
                                                    ----------   --------------

           Alger

           American Growth                          $   34,268   $    6,014,544
           American Small Capitalization               479,199        4,240,814

           Federated

           Prime Money Fund II                       5,604,766        7,652,252
           Fund for U.S. Government Securities II      466,599        5,263,482

           Fidelity

           VIP Asset Manager                                 -            2,018
           VIP Asset Manager: Growth                    59,622        3,864,721
           VIP Asset Manager: Growth SVC CL 2            2,565            1,721
           VIP Contrafund                              562,823        9,598,231
           VIP Contrafund SVC CL 2                      54,118           23,787
           VIP Equity Income                           246,513        8,641,684
           VIP Equity Income SVC CL 2                    9,315           15,681
           VIP Growth                                        -           58,693
           VIP Index 500                               299,709        9,504,288
           VIP Index 500 SVC CL 2                       26,704          214,055
           VIP Mid Cap                                 893,331          749,358

           MFS

           Capital Opportunities Series                 50,277        4,818,328
           Capital Opportunities Series SC              21,473          162,059
           Emerging Growth Series                       93,861        5,172,275
           Emerging Growth Series SC                     1,726            1,194
           High Income Series                        1,512,951        3,877,729
           High Income Series SC                           960           13,925
           Research Series                             135,533        3,772,754
           Research Series SC                              365            1,040
           Strategic Income Series                     356,515        1,476,278
           Strategic Income Series SC                    1,275            9,950

           Pioneer

           Equity Income VCT                           426,093          882,861
           Fund VCT                                     64,286          402,408
           Growth Shares VCT                            49,807          168,158
           Mid Cap Value VCT                           240,785        5,363,937
           Mid Cap Value VCT II                         42,589          271,830
           Real Estate Shares VCT                      405,909        2,135,994
           Real Estate Shares VCT II                     7,630           39,433
           Small Cap Value VCT                         269,613          384,270

           DWS Scudder

           Bond                                             --            4,501
           Global Opportunities                        953,124        1,765,081
           Growth and Income                           116,049        1,449,763
           International                               394,212        3,754,642
           International B                               1,425           18,094
           Money Market                                     --              940
           VIT EAFE(R) Equity Index Fund               385,528        1,419,791
           Small Cap Index VIP                         338,428        1,043,016

           T. Rowe Price

           Equity Income                               306,887       11,914,643
           International Stock                         140,563        6,451,852
           Limited-Term Bond                           277,492        6,924,534
           New America Growth                          135,416        3,387,245
           Personal Strategy Balanced                  284,497        6,302,942

           Van Kampen

           UIF Emerging Markets Equity                 853,294        1,032,321
           UIF Core Plus Fixed Income                1,019,818        5,136,633
           UIF Technology                                3,758            1,776

6.    ADMINISTRATION OF THE SEPARATE ACCOUNT

      During 2004, United entered into an administrative services agreement with Security Benefit Life Insurance Company ("Security Benefit") to perform administrative functions on behalf of United with respect to the policies comprising the Separate Account. Security Benefit has performed and continues to perform the administrative services with respect to the Separate Account.

7.    REINSURANCE ARRANGEMENTS

      Effective December 31, 2003, United agreed to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a policyowner.

8.    FINANCIAL HIGHLIGHTS

      A summary of units, unit values, net assets at December 31 and investment income ratio, expense ratio and total return for the periods ended December 31 follows. Amounts for 2005, 2004, and 2003 are presented in accordance with the AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide of Investment Companies. Prior year amounts have not been restated.

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment    Expense Ratio      Total Return
                                                     Unit Value                     Income        lowest to          lowest to
                                        Units     lowest to highest   Net Assets    Ratio*        highest**          highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
Alger

American Growth - 2005                   780,148   $ 8.78 to $22.66  $16,891,888     0.24%    1.20% to 2.20%      10.10% to  10.46%
American Growth - 2004                 1,057,763     7.97 to  20.51   20,920,149     0.00%    1.20% to 2.20%       0.74% to   3.87%
American Growth - 2003                 1,457,642    10.20 to  20.36   27,635,588     0.00%    1.20% to 2.20%      32.99% to  33.51%
American Growth - 2002                 2,193,209     5.84 to  15.25   30,906,104     0.04%    1.20% to 1.60%(A)  -34.05% to -33.40%
American Growth - 2001                 2,180,743     8.83 to  23.03   48,057,796     0.24%    1.20% to 1.60%(A)  -13.21% to -11.70%

American Small Capitalization - 2005     660,912    10.70 to  18.85    9,727,615     0.00%    1.20% to 2.20%      14.96% to  15.65%
American Small Capitalization - 2004     936,191     9.29 to  16.40   11,928,529     0.00%    1.20% to 2.20%      12.62% to  14.85%
American Small Capitalization - 2003   1,264,631     8.09 to  11.38   14,055,186     0.00%    1.20% to 2.20%      39.97% to  40.67%
American Small Capitalization - 2002   1,563,073     5.20 to   8.09   12,380,518     0.00%    1.20% to 1.60%(A)  -27.48% to -26.67%
American Small Capitalization - 2001   2,038,018     7.07 to  11.10   22,170,825     0.05%    1.20% to 1.60%(A)  -30.66% to   9.20%

Federated

Prime Money Fund II - 2005             7,797,943     0.98 to   1.24    9,589,056     1.83%    1.20% to 2.20%       0.64% to   1.06%
Prime Money Fund II - 2004             9,298,498     0.98 to   1.23   11,354,685     0.78%    1.20% to 2.20%      -2.44% to  -1.21%
Prime Money Fund II - 2003            13,646,684     1.00 to   1.26   16,777,977     0.72%    1.20% to 2.20%      -0.90% to   0.00%
Prime Money Fund II - 2002            30,525,370     1.01 to   1.26   37,485,795     1.36%    1.20% to 1.60%(A)    0.00% to   0.00%
Prime Money Fund II - 2001            35,216,087     1.01 to   1.26   43,982,666     3.52%    1.20% to 1.60%(A)    1.00% to   2.44%

Fund for U.S. Government Securities
   II - 2005                             849,271    11.31 to  15.80   13,003,608     6.16%    1.20% to 2.20%       0.31% to   0.74%
Fund for U.S. Government Securities
   II - 2004                           1,148,440    11.28 to  15.69   17,495,340     4.88%    1.20% to 2.20%       0.44% to   1.91%
Fund for U.S. Government Securities
   II - 2003                           1,532,099    12.47 to  15.41   22,962,863     3.95%    1.20% to 2.20%       0.81% to   1.18%
Fund for U.S. Government Securities
   II - 2002                           1,950,439    10.92 to  15.23   29,347,252     3.62%    1.20% to 1.60%(A)    7.29% to   8.33%
Fund for U.S. Government Securities
   II - 2001                           1,939,687    10.32 to  14.14   27,204,334     3.87%    1.20% to 1.60%(A)    3.20% to   5.76%

Fidelity

VIP Asset Manager - 2005                   7,480    18.68 to  18.68      139,738     2.63%    1.40% to 1.40%       2.59% to   2.59%
VIP Asset Manager - 2004                   7,486    18.21 to  18.21      136,323     3.02%    1.40% to 1.40%       4.00% to   4.00%
VIP Asset Manager - 2003                   9,371    17.51 to  17.51      164,104     3.66%    1.40% to 1.40%      16.35% to  16.35%
VIP Asset Manager - 2002                   9,881    15.05 to  15.05      148,746     4.94%    1.40% to 1.60%(A)  -10.04% to -10.04%
VIP Asset Manager - 2001                  23,148    16.73 to  16.73      387,201     5.01%    1.40% to 1.60%(A)   -5.43% to  -5.43%

VIP Asset Manager: Growth - 2005         679,345    10.64 to  18.68   12,672,301     2.55%    1.20% to 1.60%       2.24% to   2.59%
VIP Asset Manager: Growth - 2004         883,081    10.41 to  18.21   16,032,840     2.55%    1.20% to 1.60%       3.63% to   4.29%
VIP Asset Manager: Growth - 2003       1,197,977     9.98 to  17.57   20,720,685     3.21%    1.20% to 1.60%      21.41% to  21.93%
VIP Asset Manager: Growth - 2002       1,566,693     7.83 to  14.41   22,250,294     3.17%    1.20% to 1.60%     -16.89% to -16.56%
VIP Asset Manager: Growth - 2001       2,106,559     9.42 to  17.27   35,840,840     3.22%    1.20% to 1.60%      -8.93% to  -8.53%

VIP Asset Manager: Growth SVC CL 2 -
   2005                                    7,969    10.11 to  13.07       81,220     0.71%    1.25% to 2.20%       1.86% to   1.95%
VIP Asset Manager: Growth SVC CL 2 -
   2004                                    7,755     9.92 to  12.83       77,558     2.19%    1.25% to 2.20%       2.88% to   3.72%
VIP Asset Manager: Growth SVC CL 2 -
   2003                                    7,946     9.64 to  12.37       76,454     1.09%    1.25% to 2.20%      21.56% to  23.82%
VIP Asset Manager: Growth SVC CL 2 -
   2002                                    1,863     7.93 to   7.93       15,090     2.33%    1.25% to 1.50%(A)  -16.96% to -16.96%
VIP Asset Manager: Growth SVC CL 2 -
   2001                                    1,580     9.55 to   9.55       15,086     0.00%    1.25% to 1.50%(A)   -4.50% to  -4.50%

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment    Expense Ratio      Total Return
                                                     Unit Value                     Income        lowest to          lowest to
                                        Units     lowest to highest   Net Assets    Ratio*        highest**          highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
Fidelity (cont'd)

VIP Contrafund - 2005                    933,072   $16.59 to $31.59  $29,377,456     0.32%    1.20% to 1.60%      15.08% to  15.72%
VIP Contrafund - 2004                  1,243,316    14.41 to  27.30   33,777,624     0.37%    1.20% to 1.60%      10.33% to  13.66%
VIP Contrafund - 2003                  1,603,952    12.68 to  24.74   38,361,742     0.51%    1.20% to 1.60%      26.42% to  26.94%
VIP Contrafund - 2002                  2,042,813     9.77 to  19.49   38,451,770     0.90%    1.20% to 1.60%     -10.84% to -10.43%
VIP Contrafund - 2001                  2,598,463    10.94 to  21.76   54,323,295     0.90%    1.20% to 1.60%     -13.66% to -13.31%

VIP Contrafund SVC CL 2 - 2005            29,094    13.61 to  15.80      399,123     0.12%    1.25% to 2.20%      14.66% to  14.73%
VIP Contrafund SVC CL 2 - 2004            25,927    11.87 to  13.77      309,880     0.23%    1.25% to 2.20%      11.26% to  13.07%
VIP Contrafund SVC CL 2 - 2003            32,389    10.67 to  12.18      347,171     0.13%    1.25% to 2.20%      26.57% to  31.82%
VIP Contrafund SVC CL 2 - 2002             8,196     8.43 to   8.43       69,139     0.06%    1.25% to 1.25%(A)  -10.70% to -10.70%
VIP Contrafund SVC CL 2 - 2001               374     9.45 to   9.45        3,536     0.00%    1.25% to 1.25%(A)   -5.50% to  -5.50%

VIP Equity Income - 2005               1,063,443    13.74 to  22.99   24,301,823     1.81%    1.20% to 1.60%       4.18% to   4.68%
VIP Equity Income - 2004               1,435,349    13.19 to  21.96   31,343,688     1.68%    1.20% to 1.60%       7.60% to   9.79%
VIP Equity Income - 2003               1,872,380    12.01 to  20.41   37,183,735     1.98%    1.20% to 1.60%      28.18% to  28.77%
VIP Equity Income - 2002               2,427,701     8.42 to  15.85   37,380,033     1.92%    1.20% to 1.60%     -18.24% to -17.92%
VIP Equity Income - 2001               3,290,502    10.29 to  19.31   61,436,146     1.86%    1.20% to 1.60%      -6.53% to  -6.13%

VIP Equity Income SVC CL 2 -2005          32,179    10.91 to  14.82      353,987     1.44%    1.25% to 2.20%       3.75% to   3.84%
VIP Equity Income SVC CL 2 -2004          32,271    10.52 to  14.28      342,156     1.45%    1.25% to 2.20%       7.85% to   9.23%
VIP Equity Income SVC CL 2 -2003          33,877     9.75 to  13.07      331,873     1.15%    1.25% to 2.20%      26.77% to  28.46%
VIP Equity Income SVC CL 2 -2002          19,421     7.59 to   7.59      147,743     0.60%    1.25% to 1.50%(A)  -18.21% to -18.21%
VIP Equity Income SVC CL 2 -2001           3,048     9.28 to   9.28       28,367     0.00%    1.25% to 1.25%(A)   -7.20% to  -7.20%

VIP Growth - 2005                          6,892    24.42 to  24.42      168,268     0.55%    1.40% to 1.40%       4.32% to   4.32%
VIP Growth - 2004                          9,228    23.40 to  23.40      215,980     0.27%    1.40% to 1.40%       1.93% to   1.93%
VIP Growth - 2003                         10,125    22.96 to  22.96      232,494     0.31%    1.40% to 1.40%      30.98% to  30.98%
VIP Growth - 2002                         13,723    17.53 to  17.53      240,549     0.34%    1.40% to 1.40%     -31.07% to -31.07%
VIP Growth - 2001                         29,335    25.43 to  25.43      146,122     0.09%    1.40% to 1.40%     -18.83% to -18.83%

VIP Index 500 - 2005                   2,076,657    11.50 to  27.70   31,366,148     1.92%    1.20% to 1.60%       3.17% to   3.98%
VIP Index 500 - 2004                   2,691,010    11.15 to  26.80   39,090,326     1.39%    1.20% to 1.60%       4.37% to   9.04%
VIP Index 500 - 2003                   3,312,691    10.24 to  13.93   44,147,881     1.56%    1.20% to 1.60%      26.42% to  26.87%
VIP Index 500 - 2002                   3,828,823     7.70 to  19.41   40,273,178     1.33%    1.20% to 1.60%     -23.51% to -23.16%
VIP Index 500 - 2001                   3,965,549    10.05 to  25.32   54,514,212     1.19%    1.20% to 1.60%     -13.51% to -13.18%

VIP Index 500 SVC CL 2 - 2005            196,534     9.71 to  13.98    1,909,744     1.75%    1.25% to 2.20%       2.71% to   2.84%
VIP Index 500 SVC CL 2 - 2004            212,935     9.45 to  13.60    2,013,813     1.23%    1.25% to 2.20%       6.80% to   8.33%
VIP Index 500 SVC CL 2 - 2003            242,414     8.85 to  12.55    2,145,644     0.95%    1.25% to 2.20%      17.51% to  26.43%
VIP Index 500 SVC CL 2 - 2002            139,316     7.00 to   7.00      975,312     0.22%    1.25% to 1.50%(A)  -23.41% to -23.41%
VIP Index 500 SVC CL 2 - 2001              4,513     9.13 to   9.13       41,299     0.00%    1.25% to 1.25%(A)   -8.70% to  -8.70%

VIP Mid Cap - 2005                        95,423    19.89 to  20.18    1,924,531     0.00%    1.20% to 2.20%      15.51% to  16.60%
VIP Mid Cap - 2004                        87,509    17.14 to  17.42    1,513,904     0.00%    1.20% to 2.20%      22.00% to  24.31%
VIP Mid Cap - 2003
   (Commenced May 1, 2003)                47,240    14.01 to  14.05      663,826     0.00%    1.20% to 2.20%       5.90% to  36.28%

MFS

Capital Opportunities Series - 2005      956,789    11.55 to  15.24   14,532,367     0.79%    1.20% to 1.60%       0.12% to   0.25%
Capital Opportunities Series - 2004    1,262,289    11.54 to  15.20   19,132,794     0.37%    1.20% to 1.60%       6.84% to  10.71%
Capital Opportunities Series - 2003    1,476,949    10.42 to  14.23   20,238,898     0.20%    1.20% to 1.60%      25.39% to  25.82%
Capital Opportunities Series - 2002    1,278,044     7.50 to  11.31   13,980,216     0.06%    1.20% to 1.60%     -30.81% to -30.53%
Capital Opportunities Series - 2001    2,223,177    10.84 to  16.28   34,885,130     0.01%    1.20% to 1.60%     -24.70% to -24.38%

Capital Opportunities Series SC -
   2005                                  110,651     7.80 to   7.80      863,003     0.55%    1.25% to 2.20%      -0.36% to  -0.36%
Capital Opportunities Series SC -
   2004                                  127,036     7.83 to   7.83      994,363     0.20%    1.25% to 2.20%       8.41% to   8.41%
Capital Opportunities Series SC -
   2003                                  124,866     7.22 to   7.22      901,675     0.00%    1.25% to 2.20%      25.35% to  25.35%
Capital Opportunities Series SC -
   2002                                   20,775     5.76 to   5.76      119,816     0.00%    1.25% to 1.25%(A)  -30.69% to -30.69%
Capital Opportunities Series SC -
   2001                                    5,555     8.30 to   8.30       46,422     0.00%    1.25% to 1.25%(A)  -17.00% to -17.00%

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment    Expense Ratio      Total Return
                                                     Unit Value                     Income        lowest to          lowest to
                                        Units     lowest to highest   Net Assets    Ratio*        highest**          highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
MFS (cont'd)

Emerging Growth Series - 2005            714,056   $10.67 to $19.52  $13,891,159       0.00%  1.20% to 1.60%       7.45% to   7.82%
Emerging Growth Series - 2004            986,404     9.93 to  18.10   17,811,466       0.00%  1.20% to 1.60%       9.58% to  11.16%
Emerging Growth Series - 2003          1,293,464     8.93 to  16.52   20,922,864       0.00%  1.20% to 1.60%      28.12% to  28.66%
Emerging Growth Series - 2002          1,665,671     6.54 to  12.84   20,912,066       0.00%  1.20% to 1.60%     -34.80% to -34.52%
Emerging Growth Series - 2001          2,187,442    10.03 to  19.61   42,131,787       0.00%  1.20% to 1.60%     -34.58% to -34.30%

Emerging Growth Series SC - 2005           9,906     8.26 to   8.26       81,867       0.00%  1.25% to 2.20%       7.22% to   7.22%
Emerging Growth Series SC - 2004           9,672     7.71 to   7.71       74,551       0.00%  1.25% to 2.20%       9.95% to   9.95%
Emerging Growth Series SC - 2003          11,197     7.01 to   7.01       78,007       0.00%  1.25% to 2.20%      28.39% to  28.39%
Emerging Growth Series SC - 2002          11,162     5.46 to   5.46       61,156       0.00%  1.25% to 1.25% (A) -34.69% to -34.69%
Emerging Growth Series SC - 2001             466     8.36 to   8.36        3,898       0.00%  1.25% to 1.25% (A) -16.40% to -16.40%

High Income Series - 2005                402,868    11.65 to  15.85    6,361,386       6.65%  1.20% to 1.60%       0.53% to   0.96%
High Income Series - 2004                547,553    11.59 to  15.70    8,567,593       4.64%  1.20% to 1.60%       6.38% to   7.41%
High Income Series - 2003                757,423    10.79 to  14.76   10,949,811       4.93%  1.20% to 1.60%      16.02% to  16.50%
High Income Series - 2002                946,595     9.25 to  12.67   11,835,774       8.69%  1.20% to 1.60%       0.98% to   1.36%
High Income Series - 2001              1,351,868     9.16 to  12.50   16,614,022       9.09%  1.20% to 1.60%       0.44% to   0.81%

High Income Series SC - 2005              15,031    12.02 to  13.08      180,782       6.60%  1.25% to 2.20%       0.22% to   0.37%
High Income Series SC - 2004              15,832    12.00 to  13.03      189,989       4.49%  1.25% to 2.20%       5.70% to   6.81%
High Income Series SC - 2003              16,108    11.35 to  12.20      182,690       3.82%  1.25% to 2.20%       8.25% to  16.17%
High Income Series SC - 2002              11,698     9.77 to   9.77      114,381       4.36%  1.25% to 1.50% (A)   1.03% to   1.03%
High Income Series SC - 2001               2,894     9.67 to   9.67       27,986       0.00%  1.25% to 1.25% (A)  -3.30% to  -3.30%

Research Series - 2005                   547,363    11.00 to  19.05   10,411,964       0.50%  1.20% to 1.60%       6.08% to   6.72%
Research Series - 2004                   741,702    10.37 to  17.85   13,218,142       1.10%  1.20% to 1.60%      12.68% to  13.93%
Research Series - 2003                 1,011,166     9.10 to  15.84   15,745,629       0.70%  1.20% to 1.60%      22.81% to  23.27%
Research Series - 2002                 1,347,939     6.84 to  12.85   17,037,145       0.28%  1.20% to 1.60%     -25.75% to -25.46%
Research Series - 2001                 1,772,778     9.21 to  17.24   30,089,220       0.01%  1.20% to 1.60%     -22.52% to -22.20%

Research Series SC - 2005                  3,413     9.39 to   9.39       32,061       0.30%  1.25% to 2.20%       5.67% to   5.67%
Research Series SC - 2004                  3,425     8.89 to   8.89       30,445       0.89%  1.25% to 2.20%      11.95% to  11.95%
Research Series SC - 2003                  3,629     7.94 to   7.94       28,318       0.35%  1.25% to 2.20%      22.91% to  22.91%
Research Series SC - 2002                  2,599     6.46 to   6.46       17,000       0.03%  1.25% to 1.25% (A) -25.66% to -25.66%
Research Series SC - 2001                    420     8.70 to   8.70        3,654       0.00%  1.25% to 1.25% (A) -13.00% to -13.00%

Strategic Income Series - 2005           337,238    13.29 to  14.15    4,771,348       7.04%  1.20% to 1.60%       0.26% to   0.67%
Strategic Income Series - 2004           412,690    13.25 to  14.06    5,800,358       5.42%  1.20% to 1.60%       6.02% to   6.26%
Strategic Income Series - 2003           541,764    12.50 to  13.23    7,157,350       5.53%  1.20% to 1.60%       8.60% to   9.07%
Strategic Income Series - 2002           730,253    11.45 to  12.13    8,846,493       4.25%  1.20% to 1.60%       6.67% to   7.06%
Strategic Income Series - 2001         1,170,726    10.73 to  11.33   13,227,056       3.98%  1.20% to 1.60%       3.06% to   3.47%

Strategic Income Series SC - 2005         10,959    11.95 to  12.47      136,518       6.74%  1.25% to 2.20%      -0.16% to  -0.05%
Strategic Income Series SC - 2004         11,469    11.95 to  12.49      143,122       4.97%  1.25% to 2.20%       4.14% to   5.58%
Strategic Income Series SC - 2003         12,780    11.32 to  11.99      152,990       4.43%  1.25% to 2.20%       8.02% to   8.70%
Strategic Income Series SC - 2002          7,893    11.03 to  11.03       87,080       3.14%  1.25% to 1.50% (A)   6.88% to   6.88%
Strategic Income Series SC - 2001          2,869    10.32 to  10.32       29,600       0.00%  1.25% to 1.25% (A)   3.20% to   3.20%

Pioneer

Equity Income VCT - 2005                 184,979    10.99 to  12.61    2,304,028       2.05%  1.20% to 2.20%       3.75% to   4.25%
Equity Income VCT - 2004                 219,273    10.60 to  12.10    2,627,522       1.99%  1.20% to 2.20%      12.73% to  14.57%
Equity Income VCT - 2003                 292,585    10.41 to  10.56    3,067,147       1.97%  1.20% to 2.20%      20.35% to  20.82%
Equity Income VCT - 2002                 397,814     7.78 to   8.74    3,468,031       1.97%  1.20% to 1.60% (A) -17.38% to -16.57%
Equity Income VCT - 2001                 795,981     9.38 to  10.54    8,382,355       1.62%  1.20% to 1.60% (A)  -8.64% to  -6.20%

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment  Expense Ratio         Total Return
                                                       Unit Value                   Income      lowest to            lowest to
                                        Units     lowest to highest   Net Assets    Ratio*      highest**            highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
Pioneer (cont'd)

Fund VCT - 2005                          147,101   $ 9.53 to $ 9.86  $ 1,405,129     1.08%    1.20% to 2.20%       4.21% to   4.62%
Fund VCT - 2004                          182,082     8.97 to   9.46    1,661,963     0.89%    1.20% to 2.20%       8.01% to   9.21%
Fund VCT - 2003                          251,666     8.22 to   8.34    2,099,740     0.85%    1.20% to 2.20%      21.42% to  21.93%
Fund VCT - 2002                          401,690     6.77 to   8.31    2,747,464     0.82%    1.20% to 1.60%(A)  -20.54% to -19.79%
Fund VCT - 2001                          441,374     8.51 to   9.01    3,781,671     0.65%    1.20% to 1.60%(A)  -12.63% to  -9.90%

Growth Shares VCT - 2005                  30,980     6.27 to   7.11      196,532     0.47%    1.20% to 2.20%       1.24% to   1.96%
Growth Shares VCT - 2004                  50,310     6.04 to   7.02      311,459     0.00%    1.20% to 2.20%       2.68% to   4.80%
Growth Shares VCT - 2003                  63,828     5.77 to   5.86      375,754     0.00%    1.20% to 2.20%      22.77% to  23.37%
Growth Shares VCT - 2002                  43,450     4.70 to   6.61      208,728     0.00%    1.20% to 1.60%(A)  -36.14% to -35.45%
Growth Shares VCT - 2001                  80,304     7.36 to   8.67      595,663     0.00%    1.20% to 1.60%(A)  -20.52% to -13.30%

Mid Cap Value VCT - 2005                 722,588    19.10 to  22.86   16,492,997     0.30%    1.20% to 1.60%       6.20% to   6.48%
Mid Cap Value VCT - 2004                 946,679    17.99 to  21.47   20,295,444     0.36%    1.20% to 1.60%      17.92% to  20.24%
Mid Cap Value VCT - 2003               1,201,248    14.96 to  18.21   21,405,058     0.34%    1.20% to 1.60%      35.26% to  35.79%
Mid Cap Value VCT - 2002               1,338,967     9.93 to  13.41   17,600,174     0.32%    1.20% to 1.60%     -12.64% to -12.24%
Mid Cap Value VCT - 2001                 846,911    11.36 to  15.29   12,814,555     0.56%    1.20% to 1.60%       4.80% to   5.23%

Mid Cap Value VCT II - 2005              108,105    14.40 to  17.63    1,556,737     0.21%    1.25% to 2.20%       5.75% to   5.87%
Mid Cap Value VCT II - 2004              122,636    13.62 to  16.65    1,669,856     0.27%    1.25% to 2.20%      17.78% to  19.55%
Mid Cap Value VCT II - 2003              149,172    11.56 to  13.93    1,723,891     0.26%    1.25% to 2.20%      26.87% to  35.36%
Mid Cap Value VCT II - 2002               93,109     8.54 to   8.54      795,365     0.18%    1.25% to 1.50%(A)  -12.50% to -12.50%
Mid Cap Value VCT II - 2001                1,122     9.75 to   9.75       10,944     0.07%    1.25% to 1.25%(A)   -2.50% to  -2.50%

Real Estate Shares VCT - 2005            268,390    24.03 to  25.71    6,897,419     3.21%    1.20% to 1.60%      13.36% to  13.45%
Real Estate Shares VCT - 2004            339,243    21.18 to  22.68    7,690,844     3.71%    1.20% to 1.60%      32.72% to  33.82%
Real Estate Shares VCT - 2003            400,646    15.83 to  17.09    6,775,561     4.75%    1.20% to 1.60%      32.58% to  33.20%
Real Estate Shares VCT - 2002            602,621    10.59 to  12.83    7,628,527     4.35%    1.20% to 1.60%       0.93% to   1.26%
Real Estate Shares VCT - 2001            823,625    10.49 to  12.67   10,311,278     5.17%    1.20% to 1.60%       6.00% to   6.47%

Real Estate Shares VCT II - 2005          20,698    20.72 to  20.95      428,832     3.05%    1.25% to 2.20%      12.94% to  12.97%
Real Estate Shares VCT II - 2004          22,058    18.34 to  18.55      404,629     3.56%    1.25% to 2.20%      31.50% to  32.96%
Real Estate Shares VCT II - 2003          23,191    13.95 to  13.95      323,455     4.70%    1.25% to 2.20%      21.20% to  32.86%
Real Estate Shares VCT II - 2002          21,605    10.50 to  10.50      226,922     5.02%    1.25% to 1.50%(A)    0.96% to   0.96%
Real Estate Shares VCT II - 2001           2,720    10.40 to  10.40       28,270     3.31%    1.25% to 1.25%(A)    4.00% to   4.00%

Small Cap Value VCT - 2005                34,180    17.39 to  17.65      601,916     0.00%    1.20% to 2.20%       9.17% to   9.77%
Small Cap Value VCT - 2004                41,082    15.93 to  16.08      659,749     0.00%    1.20% to 2.20%      17.42% to  18.42%
Small Cap Value VCT - 2003
   (Commenced May 1, 2003)                21,881    13.54 to  13.58      297,055     0.00%    1.20% to 2.20%       8.67% to  28.60%

DWS Scudder

Bond - 2005                                1,785    17.10 to  17.10       30,521     3.67%    1.40% to 1.40%       1.17% to   1.17%
Bond - 2004                                2,022    16.90 to  16.90       34,165     3.82%    1.40% to 1.40%       3.88% to   3.88%
Bond - 2003                                2,383    16.27 to  16.27       38,771     4.01%    1.40% to 1.40%       3.63% to   3.63%
Bond - 2002                                2,411    15.70 to  15.70       37,860     4.75%    1.40% to 1.40%       6.15% to   6.15%
Bond - 2001                               15,067    14.79 to  14.79      222,868     4.15%    1.40% to 1.40%       4.23% to   4.23%

Global Opportunities -2005               188,634    13.55 to  24.15    4,433,223     0.40%    1.20% to 2.20%      15.80% to  16.18%
Global Opportunities -2004               222,744    11.66 to  20.85    4,528,440     0.00%    1.20% to 2.20%      19.41% to  21.11%
Global Opportunities -2003               302,467     9.63 to  17.34    5,096,464     0.00%    1.20% to 2.20%      46.35% to  46.95%
Global Opportunities -2002               333,033     6.58 to  11.80    3,849,033     0.00%    1.20% to 1.60%(A)  -21.34% to -20.50%
Global Opportunities -2001               437,554     8.36 to  14.94    6,422,281     0.00%    1.20% to 1.60%(A)  -26.15% to -14.40%

Growth and Income - 2005                 335,858     9.64 to  11.99    3,982,396     1.02%    1.20% to 2.20%       3.93% to   4.54%
Growth and Income - 2004                 447,734     9.28 to  11.47    5,093,911     0.52%    1.20% to 2.20%       6.62% to   8.00%
Growth and Income - 2003                 570,837     8.70 to  10.71    6,006,653     0.85%    1.20% to 2.20%      24.46% to  24.97%
Growth and Income - 2002                 676,632     6.16 to   8.57    5,721,172     0.71%    1.20% to 1.60%(A)  -24.60% to -23.94%
Growth and Income - 2001                 800,567     8.17 to  11.32    8,952,102     0.99%    1.20% to 1.60%(A)  -12.96% to  -8.00%

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment  Expense Ratio         Total Return
                                                       Unit Value                   Income      lowest to            lowest to
                                        Units     lowest to highest   Net Assets    Ratio*      highest**            highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
DWS Scudder (cont'd)

International - 2005                     573,530   $10.95 to $16.28  $ 9,316,313     1.73%    1.20% to 1.60%       14.23% to  14.55%
International - 2004                     796,972     9.58 to  14.21   11,307,919     1.33%    1.20% to 1.60%       13.69% to  14.73%
International - 2003                   1,052,902     8.35 to  12.50   12,983,747     0.83%    1.20% to 1.60%       25.56% to  26.14%
International - 2002                   1,423,083     6.40 to   9.91   13,899,718     0.91%    1.20% to 1.60%      -19.60% to -19.30%
International - 2001                   1,863,892     7.96 to  12.28   22,557,723     0.43%    1.20% to 1.60%      -31.99% to -31.70%

International B - 2005                     8,735    10.64 to  10.64       92,984     1.26%    1.25% to 2.20%       13.74% to  13.74%
International B - 2004                    10,295     9.36 to   9.36       96,354     1.08%    1.25% to 2.20%       12.22% to  12.22%
International B - 2003                    13,130     8.34 to   8.34      109,068     0.49%    1.25% to 2.20%       25.98% to  25.98%
International B - 2002                     4,329     6.62 to   6.62       28,805     0.53%    1.25% to 1.25%(A)   -19.66% to -19.66%
International B - 2001                       667     8.24 to   8.24        5,650     0.00%    1.25% to 1.25%(A)   -17.60% to -17.60%

Money Market - 2005                       50,536     1.32 to   1.32       66,490     2.68%    1.40% to 1.40%        1.28% to   1.28%
Money Market - 2004                       50,546     1.30 to   1.30       65,665     0.90%    1.40% to 1.40%       -0.83% to  -0.83%
Money Market - 2003                       50,767     1.31 to   1.31       66,285     0.79%    1.40% to 1.40%        0.00% to   0.00%
Money Market - 2002                       10,681     1.31 to   1.31       14,028     1.57%    1.40% to 1.40%        0.00% to   0.00%
Money Market - 2001                      146,563     1.31 to   1.31      192,362     3.58%    1.40% to 1.40%        2.34% to   2.34%

VIT EAFE(R) Equity Index Fund - 2005
   (liquidated July 25, 2005)                 --       -- to     --           --     3.90%    1.20% to 2.20%          --  to     --
VIT EAFE(R) Equity Index Fund - 2004     129,532     7.68 to  15.23    1,024,685     2.57%    1.20% to 2.20%       15.10% to  17.43%
VIT EAFE(R) Equity Index Fund - 2003     191,923     6.56 to   6.66    1,286,796     6.28%    1.20% to 2.20%       31.20% to  31.88%
VIT EAFE(R) Equity Index Fund - 2002     348,775     5.00 to   7.89    1,777,463     0.54%    1.20% to 1.60%(A)   -22.84% to -22.11%
VIT EAFE(R) Equity Index Fund - 2001   1,197,410     6.48 to   9.94    7,809,411     0.00%    1.20% to 1.60%(A)   -25.86% to  -0.60%

Small Cap Index VIP - 2005               135,577    12.54 to  18.04    1,726,948     0.68%    1.20% to 2.20%        2.35% to   2.99%
Small Cap Index VIP - 2004               192,029    12.19 to  17.60    2,374,914     0.44%    1.20% to 2.20%       13.88% to  16.30%
Small Cap Index VIP - 2003               244,925    10.48 to  10.63    2,606,679     0.92%    1.20% to 2.20%       43.96% to  44.63%
Small Cap Index VIP - 2002               328,468     7.27 to   8.76    2,417,630     0.42%    1.20% to 1.60%(A)   -21.83% to -21.08%
Small Cap Index VIP - 2001               596,223     9.10 to  11.04    5,581,741     0.70%    1.20% to 1.60%(A)    -3.70% to  10.40%

T. Rowe Price

Equity Income - 2005                   1,618,291    11.69 to  30.85   39,498,439     1.51%    1.20% to 2.20%        2.10% to   2.74%
Equity Income - 2004                   2,071,571    11.45 to  30.10   49,548,979     1.51%    1.20% to 2.20%        9.06% to  13.30%
Equity Income - 2003                   2,579,747    13.04 to  23.01   54,728,119     1.68%    1.20% to 2.20%       23.48% to  24.04%
Equity Income - 2002                   2,898,486     8.30 to  21.47   50,760,785     1.61%    1.20% to 1.60%(A)   -14.49% to -13.59%
Equity Income - 2001                   2,884,843     9.68 to  25.06   60,541,915     1.43%    1.20% to 1.60%(A)    -3.20% to   0.28%

International Stock - 2005             1,516,717    11.39 to  15.44   22,357,880     1.45%    1.20% to 2.20%       13.99% to  14.64%
International Stock - 2004             1,973,457     9.97 to  13.50   25,422,482     1.02%    1.20% to 2.20%        9.52% to  12.21%
International Stock - 2003             2,489,545     8.90 to  11.95   28,647,533     1.20%    1.20% to 2.20%       28.43% to  29.05%
International Stock - 2002             2,842,603     6.50 to   9.35   25,568,237     1.03%    1.20% to 1.60%(A)   -19.61% to -18.70%
International Stock - 2001             2,758,903     8.08 to  11.61   31,071,747     1.95%    1.20% to 1.60%(A)   -23.45% to -11.00%

Limited-Term Bond - 2005               1,443,588    10.87 to  15.28   20,460,455     3.51%    1.20% to 2.20%       -0.01% to   0.50%
Limited-Term Bond - 2004               1,888,903    10.88 to  15.24   26,721,781     3.29%    1.20% to 2.20%       -2.02% to  -0.29%
Limited-Term Bond - 2003               2,325,171    12.42 to  14.63   33,084,127     3.81%    1.20% to 2.20%        2.64% to   3.03%
Limited-Term Bond - 2002               2,826,666    10.63 to  14.87   39,317,424     4.91%    1.20% to 1.60%(A)     3.68% to   4.83%
Limited-Term Bond - 2001               3,573,588    10.12 to  14.30   48,077,452     5.50%    1.20% to 1.60%(A)     1.20% to   7.15%

New America Growth - 2005                493,336     9.64 to  22.31    9,514,387     0.00%    1.20% to 2.20%        2.81% to   4.20%
New America Growth - 2004                668,378     9.35 to  21.66   12,383,933     0.05%    1.20% to 2.20%        6.17% to   9.34%
New America Growth - 2003                854,332     9.01 to  17.59   14,582,334     0.00%    1.20% to 2.20%       32.89% to  33.46%
New America Growth - 2002              1,097,250     6.09 to  14.87   14,073,776     0.00%    1.20% to 1.60%(A)   -29.45% to -28.79%
New America Growth - 2001              1,589,702     8.63 to  21.04   28,591,704     0.00%    1.20% to 1.60%(A)   -13.27% to  12.00%

                                                    At December 31                        For the periods ended December 31
                                      ------------------------------------------  ------------------------------------------------
                                                                                  Investment  Expense Ratio         Total Return
                                                       Unit Value                   Income      lowest to            lowest to
                                        Units     lowest to highest   Net Assets    Ratio*      highest**            highest***
                                      ----------  -----------------  -----------  ----------  -----------------  -----------------
T. Rowe Price (cont'd)

Personal Strategy Balanced - 2005        747,812   $12.53 to $23.51  $17,272,016     1.72%    1.20% to 2.20%       4.60% to   5.00%
Personal Strategy Balanced - 2004      1,005,226    11.98 to  22.39   22,199,795     1.95%    1.20% to 2.20%       9.68% to  11.00%
Personal Strategy Balanced - 2003      1,395,466    12.75 to  20.24   27,776,987     2.16%    1.20% to 2.20%      22.83% to  23.26%
Personal Strategy Balanced - 2002      1,837,165     8.86 to  16.42   29,829,359     2.51%    1.20% to 1.60%(A)   -9.27% to  -8.38%
Personal Strategy Balanced - 2001      2,271,704     9.73 to  18.02   40,509,927     2.86%    1.20% to 1.60%(A)   -4.03% to  -2.70%

Van Kampen

UIF Emerging Markets Equity - 2005       255,879    16.06 to  20.32    4,160,292     0.39%    1.20% to 2.20%      31.52% to  32.23%
UIF Emerging Markets Equity - 2004       265,989    12.14 to  18.34    3,278,711     0.65%    1.20% to 2.20%      19.00% to  21.43%
UIF Emerging Markets Equity - 2003       344,939    10.00 to  12.72    3,500,147     0.00%    1.20% to 2.20%      47.22% to  47.93%
UIF Emerging Markets Equity - 2002       384,272     6.65 to  10.07    2,626,878     0.00%    1.20% to 1.60%(A)  -10.38% to  -9.44%
UIF Emerging Markets Equity - 2001       463,521     7.42 to  11.04    3,488,932     0.00%    1.20% to 1.60%(A)   -7.94% to  10.40%

UIF Core Plus Fixed Income - 2005      1,954,107    11.74 to  13.99   26,666,741     3.57%    1.20% to 2.20%       2.36% to   2.95%
UIF Core Plus Fixed Income - 2004      2,228,656    11.47 to  13.59   29,617,972     3.87%    1.20% to 2.20%       0.94% to   2.86%
UIF Core Plus Fixed Income - 2003      2,465,269    12.71 to  13.21   31,911,573     0.06%    1.20% to 2.20%       2.91% to   3.36%
UIF Core Plus Fixed Income - 2002      2,202,974    10.82 to  12.78   27,780,361     6.78%    1.20% to 1.60%(A)    5.63% to   6.71%
UIF Core Plus Fixed Income - 2001        297,523    10.37 to  12.06    3,579,682     6.00%    1.20% to 1.60%(A)    3.70% to   8.06%

UIF Technology - 2005                     11,422     5.30 to   5.30       60,515     0.00%    1.25% to 2.20%      -2.08% to  -2.08%
UIF Technology - 2004                     10,819     5.41 to   5.41       58,533     0.00%    1.25% to 2.20%      -4.75% to  -4.75%
UIF Technology - 2003                     10,897     5.68 to   5.68       60,371     0.00%    1.25% to 2.20%      46.02% to  46.02%
UIF Technology - 2002                      4,198     3.89 to   5.96       16,873     0.00%    1.25% to 1.25%(A)  -49.68% to -49.28%
UIF Technology - 2001                        578     7.72 to   7.72        4,463     0.00%    1.25% to 1.25%(A)  -22.80% to -22.80%

(A) Excludes administrative charges for Ultra-Rewards and Ultra-Select in 2002 and 2001 as these charges were treated as redemption of units in the computation due to system constaints.

  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

 ** These ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period or liquidation date.

PART C   OTHER INFORMATION

Item 24. Financial Statements and Exhibits

          (a)  Financial Statements

               All required financial statements are included in Part B of this Registration Statement.

          (b)  Exhibits: The following exhibits are filed herewith:

Exhibit No.    Description of Exhibit

  (1) (a) Resolution of the Board of Directors of United of Omaha Life Insurance Company establishing the Variable Account.*

  (2)          Not applicable.

  (3) (a) Principal Underwriter Agreement by and between United of Omaha Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc.*

      (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*

  (4) (a)     Form of Policy for the SERIES V variable annuity Policy.******

      (b)     Form of Riders to the Policy.

         (1)  Systematic Transfer Enrollment Program Endorsement to the
              Policy.**

         (2)  Enhanced Death Benefit Rider.******

         (3)  Returns Benefit Rider.******

  (5)         Form of Application to the Policy.*

  (6) (a)     Articles of Incorporation of United of Omaha Life Insurance
              Company.*

      (b)     Bylaws of United of Omaha Life Insurance Company.****

  (7) Coinsurance Agreement between United of Omaha Life Insurance Company and Security Benefit Life Insurance Company.********

  (8) (a)(1)  Participation Agreement among The Alger American Fund, Fred Alger
              Management, Inc. and United of Omaha Life Insurance Company.*

         (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

         (4) Amendment No. 3 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.*******

      (b)(1) Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

         (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

         (4) Amendment No. 3 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance
              Company.*******

         (5) Amendment No. 4 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance
              Company.*******

      (c)(1) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

         (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributions Corporation and United of Omaha Life Insurance Company.*****

         (6) Sixth Amendment to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

         (7) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (8) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (9) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

        (10) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

        (11) Fourth Amendment to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*******

      (d)(1) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*****

         (2) Amendment No. 1 to the Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*******

      (e)(1) Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (4) Amendment No. 3 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*******

         (5) Amendment No. 4 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.*******

      (f)(1) Participation Agreement by and between Scudder Variable Life Insurance Fund and United of Omaha Life Insurance Company.*

         (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****

         (3) Amendment No. 2 to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I.).*******

      (g)(1)  Participation Agreement among T. Rowe Price International Series,
              T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series,
              T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*

         (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (5) Amended Schedule A effective November 22, 2002 to the Participation Agreement among T. Rowe Price International Series,
              T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series,
              T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*******

         (6) Amendment No. 1 to the Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*******

      (h)(1) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life Insurance Company.**

         (2) Amendment No. 1 to the Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).*******

         (3) Amendment No. 2 to Participation Agreement among United of Omaha Life Insurance Company, The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.) and Morgan Stanley Investment Management, Inc. (formerly Morgan Stanley Asset Management Inc.).*******

      (i)(1) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.***

         (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.*****

      (j)     Administrative Services Agreement with Vantage Computer Systems.*

      (k) Administrative Services Agreement between United of Omaha Life Insurance Company and Security Benefit Life Insurance Company.********

  (9)         Opinion and Consent of Counsel.

 (10)         Consent of Independent Auditors.

 (11)         Not applicable.

 (12)         Not applicable.

 (13)         Not applicable.

 (14)         Powers of Attorney.

       * Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

      ** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

     *** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

    **** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001
         (File No. 333-54112).

   ***** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).

  ****** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 28, 2003
         (File No. 33-89848).

 ******* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on February 27, 2004
         (File No. 333-54112).

******** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2005 (File No.
         33-89848).

Item 25. Directors and Officers of the Depositor

Our Directors and Senior Officers are:

Directors*
Samuel L. Foggie, Sr.   Retired Banking and Finance Industry Executive
Carol B. Hallett        Of Counsel, U.S. Chamber of Commerce
Jeffrey M. Heller       President and Chief Operating Officer, Electronic
                          Data Systems Corporation
Hugh W. Hunt            Chairman, Mid America Computer Corp.
James G. McFarlane      Area Chairman, Arthur J. Gallagher & Co
Richard W. Mies         President and CEO, Hicks and Associates, Inc.
Daniel P. Neary         Chairman of the Board and CEO of our Company
Anthony J. Principi     Former Secretary of the U.S. Department of
                          Veterans Affairs

Senior Officers*
Daniel P. Neary         Chairman of the Board and Chief Executive Officer
David A. Diamond        Executive Vice President and Chief Financial Officer
James L. Hanson         Executive Vice President (Information Services)
Michael E. Huss         Senior Vice President and Corporate Secretary
Daniel P. Martin        Executive Vice President (Group Benefit Services)
Thomas J. McCusker      Executive Vice President and General Counsel
Madeline R. Rucker      Executive Vice President (Customer Service)
Stacy A. Scholtz        Executive Vice President (Corporate Services)
Tommie D. Thompson      Executive Vice President, Treasurer and Comptroller
Michael C. Weekly       Executive Vice President (Individual Financial Services)
Richard A. Witt         Executive Vice President and Chief Investment Officer

*Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Name of Corporation (where organized)*                                          Type of Corporation
Mutual of Omaha Insurance Company (NE)                                          Accident & Health Insurance
   East Campus Realty, LLC (NE)                                                 Investment activities
      East Campus Development, LLC (DE)                                         Real estate development activities
   Exclusive Healthcare, Inc. (DE)                                              HMO
   Fulcrum Growth Partners, L.L.C. (DE)                                         Investment activities
   KFS Corporation (NE)                                                         Holding Corporation
      KFS BD, Inc. (NE)                                                         Registered investment advisor
      KFS IA, Inc. (NE)                                                         Registered Investment advisor
   Mutual of Omaha Holdings, Inc. (NE)                                          Holding corporation
      Adjustment Services, Inc. (NE)                                            Claims adjusting company
      innowave incorporated (NE)                                                Markets water purification products
      Mutual of Omaha Investor Services, Inc. (NE)                              Registered securities broker-dealer
      Mutual of Omaha Marketing Corporation (NE)                                Markets insurance products
   Omaha Information Services Company (NE)                                      Information technology consulting
   The Omaha Indemnity Company (WI)                                             Property & casualty insurance
   United of Omaha Life Insurance Company (NE)                                  Life, H&A insurance/annuities
      Companion Life Insurance Company (NY)                                     Life insurance/annuities
      Mutual of Omaha Structured Settlement Company, Inc. (CT)                  Structured settlements
      Mutual of Omaha Structured Settlement Company of New York, Inc. (NY)      Structured settlements
      United World Life Insurance Company (NE)                                  Accident & health and life
                                                                                insurance

*Subsidiaries are indicated by indentations.

Item 27. Number of Policyowners

         As of December 31, 2005, there were 9,241 Owners of the Policies.

Item 28. Indemnification

         The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

         With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

                  An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

                  For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

                  If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

                  Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

                  With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

                  To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members,
         (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

                  To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

         (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

         (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

                  NAME                       TITLE
                  Richard A. Witt            Director
                  Michael E. Huss            Vice President and Secretary
                  William J. Bluvas          President and Treasurer
                  Michael A. Larkin          Vice President and Chief
                                               Securities Compliance Officer
                  Amy J. Owens               First Vice President, Assistant
                                               Secretary and Assistant Treasurer

         (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2005, United paid $287,201 in total compensation to MOIS; of this amount MOIS retained $84,236 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31. Management Services.

         All management policies are discussed in Part A or Part B of this registration statement.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.

         (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.

         (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

Section 403(b) Representations

         United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7:  Texas Optional Retirement Program

         United and the Variable Account rely on 17 C.F.R. ss. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Life Insurance Company and United of Omaha Separate Account C certify that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and that they have caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on April 28, 2006.


                                          UNITED OF OMAHA SEPARATE ACCOUNT C
                                          Registrant

                                          UNITED OF OMAHA LIFE INSURANCE COMPANY
                                          Depositor

                                          By:    /s/ Thomas J. McCusker
                                                 ----------------------
                                                 Thomas J. McCusker


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 has been signed by the following persons on April 28, 2006 in the capacities and on the dates indicated.

Signatures                              Title                                           Date
by_________________________*   Chairman of the Board and Chief Executive Officer      4/28/06
       Daniel P. Neary
by_________________________*   Chief Financial Officer (Principal Financial           4/28/06
       David A. Diamond        Officer)
by_________________________*   Treasurer and Comptroller (Principal Accounting        4/28/06
       Tommie Thompson         Officer)
by_________________________*   Director                                               4/28/06
     amuel L. Foggie, Sr.
by_________________________*   Director                                               4/28/06
       Carol B. Hallett
by_________________________*   Director                                               4/28/06
      Jeffrey M. Heller
by_________________________*   Director                                               4/28/06
         Hugh W. Hunt
by_________________________*   Director                                               4/28/06
      James G. McFarlane
by_________________________*   Director                                               4/28/06
       Richard W. Mies
by_________________________*   Director                                               4/28/06
       Daniel P. Neary
by_________________________*   Director                                               4/28/06
     Anthony J. Principi


*Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001, January 1, 2002, June 1, 2003, April 1, 2004, January 1, 2005, May 18,
2005 and March 15, 2006.